UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Air Transportation Portfolio

May 31, 2005

1.802153.101

AIR-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
AEROSPACE & DEFENSE - 45.4%
Bombardier, Inc. Class B (sub. vtg.)	311,700	$ 598,468
General Dynamics Corp.	19,300	2,084,014
Goodrich Corp.	19,700	824,642
Hexcel Corp. (a)	44,100	720,594
Honeywell International, Inc.	21,100	764,453
Lockheed Martin Corp.	35,600	2,310,084
Orbital Sciences Corp. (a)	7,800	75,738
Precision Castparts Corp.	28,400	2,207,532
Raytheon Co.	12,900	505,164
Rockwell Collins, Inc.	51,300	2,533,706
The Boeing Co.	36,200	2,313,180
United Technologies Corp.	9,900	1,056,330
TOTAL AEROSPACE & DEFENSE		15,993,905
AIR FREIGHT & LOGISTICS - 24.5%
C.H. Robinson Worldwide, Inc.	14,700	840,399
Dynamex, Inc. (a)	35,200	633,248
EGL, Inc. (a)	42,363	806,168
Expeditors International of Washington, Inc.	30,500	1,554,890
FedEx Corp.	22,800	2,038,776
Forward Air Corp.	36,100	969,285
Hub Group, Inc. Class A (a)	28,600	785,928
United Parcel Service, Inc. Class B	10,100	743,865
UTI Worldwide, Inc.	3,500	258,125
TOTAL AIR FREIGHT & LOGISTICS		8,630,684
AIRLINES - 21.3%
AirTran Holdings, Inc. (a)	54,100	528,016
Alaska Air Group, Inc. (a)	15,200	448,704
America West Holding Corp. Class B (a)	19,800	110,880
AMR Corp. (a)	73,300	945,570
Continental Airlines, Inc. Class B (a)	39,200	543,312
Delta Air Lines, Inc. (a)	74,900	288,365
ExpressJet Holdings, Inc. Class A (a)	10,900	94,067
Frontier Airlines, Inc. (a)	20,200	246,642
JetBlue Airways Corp. (a)	69,775	1,516,211
Mesa Air Group, Inc. (a)	18,000	114,840
Northwest Airlines Corp. (a)	49,300	300,237
Republic Airways Holdings, Inc.	5,100	65,076
Ryanair Holdings PLC sponsored ADR (a)	10,900	498,021
SkyWest, Inc.	16,700	304,608
Southwest Airlines Co.	46,925	682,759
WestJet Airlines Ltd. (a)	73,050	813,607
TOTAL AIRLINES		7,500,915
COMMERCIAL SERVICES & SUPPLIES - 0.2%
The Brink's Co.	2,100	65,541
COMMUNICATIONS EQUIPMENT - 2.7%
Harris Corp.	33,100	951,294

	Shares	Value
ENERGY EQUIPMENT & SERVICES - 1.1%
Hornbeck Offshore Services, Inc.	15,300	$ 377,145
MARINE - 0.1%
Alexander & Baldwin, Inc.	1,000	44,450
DryShips, Inc.	200	3,700
TOTAL MARINE		48,150
METALS & MINING - 2.1%
RTI International Metals, Inc. (a)	13,400	367,026
Titanium Metals Corp. (a)	9,000	382,860
TOTAL METALS & MINING		749,886
OIL, GAS & CONSUMABLE FUELS - 0.1%
Ship Finance International Ltd. (NY Shares)	1,618	31,292
TOTAL COMMON STOCKS (Cost $27,844,602)		34,348,812
Money Market Funds - 13.1%

Fidelity Cash Central Fund, 3.05% (b)	955,213	955,213
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	3,683,450	3,683,450
TOTAL MONEY MARKET FUNDS (Cost $4,638,663)		4,638,663
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $32,483,265)		38,987,475
NET OTHER ASSETS - (10.6)%		(3,746,733)
NET ASSETS - 100%		$ 35,240,742
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $32,495,017. Net unrealized appreciation aggregated $6,492,458, of which $8,187,413 related to appreciated investment securities and $1,694,955 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Automotive Portfolio

May 31, 2005

1.802154.101

AUT-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
AUTO COMPONENTS - 28.5%
American Axle & Manufacturing Holdings, Inc.	8,000	$ 165,600
Amerigon, Inc. (a)	107,200	423,440
Autoliv, Inc.	3,400	157,794
Bharat Forge Ltd.	5,849	183,405
BorgWarner, Inc.	16,100	860,706
Continental AG	3,300	233,781
Cooper Tire & Rubber Co.	3,500	66,640
Denso Corp. sponsored ADR	200	18,300
Gentex Corp.	22,400	400,512
Goodyear Tire & Rubber Co. (a)	6,500	93,535
Johnson Controls, Inc.	24,890	1,410,269
Lear Corp.	1,800	67,860
LKQ Corp. (a)	2,400	59,568
Midas, Inc. (a)	3,200	75,200
Nokian Tyres Ltd.	3,960	70,658
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	14,500	61,625
Tenneco Automotive, Inc. (a)	5,600	84,000
TRW Automotive Holdings Corp. (a)	10,300	209,811
TOTAL AUTO COMPONENTS		4,642,704
AUTOMOBILES - 26.1%
Bajaj Auto Ltd.	1,766	49,672
Bayerische Motoren Werke AG (BMW)	800	34,652
Coachmen Industries, Inc.	1,200	14,700
DaimlerChrysler AG	700	28,203
Ford Motor Co.	1,200	11,976
General Motors Corp.	200	6,306
Honda Motor Co. Ltd. sponsored ADR	39,700	981,384
Hyundai Motor Co.	16,360	920,707
Maruti Udyog Ltd.	15,782	167,902
Monaco Coach Corp.	1,100	18,051
National R.V. Holdings, Inc. (a)	1,700	15,079
Nissan Motor Co. Ltd. sponsored ADR	42,200	829,677
Renault SA	700	59,909
Toyota Motor Corp.	29,600	1,061,308
Winnebago Industries, Inc.	1,900	62,111
TOTAL AUTOMOBILES		4,261,637
BUILDING PRODUCTS - 1.1%
Quixote Corp.	9,100	177,268
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Adesa, Inc.	4,000	91,120
Copart, Inc. (a)	800	19,832
TOTAL COMMERCIAL SERVICES & SUPPLIES		110,952

	Shares	Value
CONTAINERS & PACKAGING - 0.3%
Myers Industries, Inc.	4,100	$ 45,715
DISTRIBUTORS - 2.3%
Genuine Parts Co.	8,800	378,048
DIVERSIFIED CONSUMER SERVICES - 0.7%
Universal Technical Institute, Inc. (a)	3,800	116,090
ELECTRICAL EQUIPMENT - 0.3%
Energy Conversion Devices, Inc. (a)	2,400	46,272
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.3%
BEI Technologies, Inc.	9,300	239,103
Iteris, Inc. (a)	47,300	124,399
Nestor, Inc. (a)	2,500	17,350
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		380,852
HOTELS, RESTAURANTS & LEISURE - 0.6%
International Speedway Corp. Class A	1,900	103,854
HOUSEHOLD DURABLES - 4.8%
Harman International Industries, Inc.	9,500	787,170
LEISURE EQUIPMENT & PRODUCTS - 5.1%
Brunswick Corp.	12,100	520,784
MarineMax, Inc. (a)	5,800	159,616
RC2 Corp. (a)	4,300	154,972
TOTAL LEISURE EQUIPMENT & PRODUCTS		835,372
MACHINERY - 6.6%
Caterpillar, Inc.	400	37,644
Cummins, Inc.	2,100	142,695
Danaher Corp.	600	33,078
Eaton Corp.	6,600	395,010
Oshkosh Truck Co.	900	71,766
PACCAR, Inc.	3,325	235,244
Tata Motors Ltd. sponsored ADR (a)	16,000	157,600
TOTAL MACHINERY		1,073,037
MEDIA - 4.0%
XM Satellite Radio Holdings, Inc. Class A (a)	20,500	658,255
REAL ESTATE - 0.3%
Capital Automotive (REIT) (SBI)	1,500	53,670
SOFTWARE - 2.6%
NAVTEQ Corp.	11,000	419,650
SPECIALTY RETAIL - 10.2%
Advance Auto Parts, Inc. (a)	4,700	278,569
Asbury Automotive Group, Inc. (a)	17,000	249,900
AutoNation, Inc. (a)	12,200	244,000
CarMax, Inc. (a)	1,200	30,636
Group 1 Automotive, Inc. (a)	1,500	40,065
Lithia Motors, Inc. Class A (sub. vtg.)	5,200	138,320
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Monro Muffler Brake, Inc. (a)	2,100	$ 56,427
Sonic Automotive, Inc. Class A (sub. vtg.)	9,245	197,103
TBC Corp. New (a)	1,700	43,401
The Pep Boys - Manny, Moe & Jack	8,800	117,568
United Auto Group, Inc.	8,600	264,880
TOTAL SPECIALTY RETAIL		1,660,869
TOTAL COMMON STOCKS (Cost $16,181,606)		15,751,415
Nonconvertible Preferred Stocks - 0.3%

AUTOMOBILES - 0.3%
Porsche AG (non-vtg.) (Cost $46,057)	66	45,887
Money Market Funds - 13.2%

Fidelity Cash Central Fund, 3.05% (b)	648,450	648,450
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	1,504,000	1,504,000
TOTAL MONEY MARKET FUNDS (Cost $2,152,450)		2,152,450
TOTAL INVESTMENT PORTFOLIO - 110.0% (Cost $18,380,113)		17,949,752
NET OTHER ASSETS - (10.0)%		(1,632,217)
NET ASSETS - 100%		$ 16,317,535
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $18,513,395. Net unrealized depreciation aggregated $563,643, of which $607,038 related to appreciated investment securities and $1,170,681 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Banking Portfolio

May 31, 2005

1.802155.101

BAN-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.9%
	Shares	Value
CAPITAL MARKETS - 10.0%
Bank of New York Co., Inc.	615,296	$ 17,732,831
Investors Financial Services Corp.	57,700	2,393,973
Mellon Financial Corp.	321,000	8,910,960
Northern Trust Corp.	257,900	11,842,768
Nuveen Investments, Inc. Class A	135,400	4,881,170
TOTAL CAPITAL MARKETS		45,761,702
COMMERCIAL BANKS - 64.9%
Amegy Bancorp, Inc.	39,800	708,838
AmSouth Bancorp.	37,200	991,752
Associated Banc-Corp.	73,220	2,447,012
Bank of America Corp.	398,304	18,449,441
BB&T Corp.	116,042	4,634,717
BOK Financial Corp.	118,200	5,345,004
Center Financial Corp., California	119,800	2,560,126
City National Corp.	25,900	1,839,677
Comerica, Inc.	178,300	9,963,404
Commerce Bancorp, Inc., New Jersey	30,022	833,111
Commerce Bancshares, Inc.	33,103	1,613,771
Community Bank of Nevada	1,200	34,152
Compass Bancshares, Inc.	72,400	3,226,868
East West Bancorp, Inc.	140,800	4,736,512
Fifth Third Bancorp	348,780	14,865,004
First Bancorp, Puerto Rico	43,700	1,675,021
First Commonwealth Financial Corp.	65,000	868,400
FirstMerit Corp.	1,000	25,500
Fulton Financial Corp.	54,432	1,182,807
Greater Bay Bancorp	49,800	1,251,474
Hanmi Financial Corp.	253,982	4,081,491
Huntington Bancshares, Inc.	129,070	3,009,912
KeyCorp	379,300	12,425,868
M&T Bank Corp.	125,900	12,859,426
Marshall & Ilsley Corp.	41,400	1,801,314
Mercantile Bankshares Corp.	81,300	4,238,169
National City Corp.	135,089	4,668,676
North Fork Bancorp, Inc., New York	683,778	18,639,788
Pacific Capital Bancorp	3	101
PNC Financial Services Group, Inc.	170,700	9,328,755
Popular, Inc.	323,100	7,609,005
PrivateBancorp, Inc.	97,200	3,284,388
Regions Financial Corp. New	78,100	2,630,408
Santander Bancorp	63,210	1,390,620
SunTrust Banks, Inc.	292,548	21,534,458
SVB Financial Group (a)	110,000	5,253,600
Synovus Financial Corp.	344,100	10,002,987
TD Banknorth, Inc.	89,120	2,671,818
Texas Regional Bancshares, Inc. Class A	155,150	4,466,769
Toronto-Dominion Bank	42,796	1,827,149
U.S. Bancorp, Delaware	291,800	8,558,494

	Shares	Value
UnionBanCal Corp.	261,934	$ 16,441,597
Valley National Bancorp	86,299	2,059,094
Wachovia Corp.	486,692	24,699,619
Wells Fargo & Co.	434,900	26,272,310
Westamerica Bancorp.	19,200	1,010,880
Wintrust Financial Corp.	47,100	2,358,297
Zions Bancorp	85,500	6,056,820
TOTAL COMMERCIAL BANKS		296,434,404
DIVERSIFIED FINANCIAL SERVICES - 8.8%
Citigroup, Inc.	443,300	20,883,863
EuroBancshares, Inc.	122,278	1,711,892
JPMorgan Chase & Co.	499,626	17,861,630
TOTAL DIVERSIFIED FINANCIAL SERVICES		40,457,385
INSURANCE - 2.1%
American International Group, Inc.	169,700	9,426,835
THRIFTS & MORTGAGE FINANCE - 1.1%
Freddie Mac	75,800	4,930,032
IndyMac Bancorp, Inc.	100	4,115
TOTAL THRIFTS & MORTGAGE FINANCE		4,934,147
TOTAL COMMON STOCKS (Cost $287,099,143)		397,014,473
Money Market Funds - 14.0%

Fidelity Cash Central Fund, 3.05% (b)	59,697,513	59,697,513
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	4,077,000	4,077,000
TOTAL MONEY MARKET FUNDS (Cost $63,774,513)		63,774,513
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $350,873,656)		460,788,986
NET OTHER ASSETS - (0.9)%		(4,208,497)
NET ASSETS - 100%		$ 456,580,489
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $351,551,070. Net unrealized appreciation aggregated $109,237,916, of which $113,208,332 related to appreciated investment securities and $3,970,416 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Biotechnology Portfolio

May 31, 2005

1.802156.101

BIO-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
BIOTECHNOLOGY - 84.9%
Actelion Ltd. (Reg.) (a)	402,712	$ 40,809,956
Affymetrix, Inc. (a)	1,312,200	70,189,578
Alkermes, Inc. (a)	1,354,957	15,717,501
Amgen, Inc. (a)	688,100	43,061,298
Amylin Pharmaceuticals, Inc. (a)	238,100	3,804,838
Biogen Idec, Inc. (a)	2,536,242	99,167,062
BioMarin Pharmaceutical, Inc. (a)	153,400	1,043,120
Celgene Corp. (a)	3,287,830	139,206,722
Cephalon, Inc. (a)	1,700,540	72,136,907
Chiron Corp. (a)	444,900	16,701,546
Curis, Inc. (a)	1,304,820	5,167,087
Dendreon Corp. (a)	2,300	12,167
DOV Pharmaceutical, Inc. (a)	205,000	3,095,500
Dyax Corp. (a)	145,800	677,970
Enzon Pharmaceuticals, Inc. (a)	753,100	4,571,317
Exelixis, Inc. (a)	352,400	2,473,848
Genentech, Inc. (a)	3,275,800	259,607,151
Genta, Inc. (a)	486,300	539,793
Genzyme Corp. (a)	1,213,500	75,710,265
Gilead Sciences, Inc. (a)	1,890,200	77,120,160
Harvard Bioscience, Inc. (a)	11,600	37,352
Human Genome Sciences, Inc. (a)	827,900	9,338,712
Icagen, Inc.	340,500	2,274,540
ICOS Corp. (a)	746,700	16,128,720
Idenix Pharmaceuticals, Inc.	179,000	3,655,180
ImClone Systems, Inc. (a)	1,405,900	46,591,526
ImmunoGen, Inc. (a)	1,719,456	10,247,958
Immunomedics, Inc. (a)	297,100	534,780
Invitrogen Corp. (a)	844,954	67,030,201
Ligand Pharmaceuticals, Inc. Class B (a)	40,200	234,768
Medarex, Inc. (a)	852,500	6,461,950
MedImmune, Inc. (a)	2,786,920	73,574,688
Millennium Pharmaceuticals, Inc. (a)	6,594,162	55,193,136
Myogen, Inc. (a)	100	662
Neurocrine Biosciences, Inc. (a)	610,900	23,012,603
NPS Pharmaceuticals, Inc. (a)	383,000	4,431,310
Oscient Pharmaceuticals Corp. (a)	89,500	147,675
OSI Pharmaceuticals, Inc. (a)	381,000	14,161,770
Pharmion Corp. (a)	443,196	9,010,175
Protein Design Labs, Inc. (a)	1,499,300	28,636,630
Regeneron Pharmaceuticals, Inc. (a)	715,000	4,454,450
Seattle Genetics, Inc. (a)	837,589	4,045,555
Serologicals Corp. (a)	759,900	16,330,251

	Shares	Value
Tanox, Inc. (a)	334,600	$ 3,312,540
Techne Corp. (a)	510,600	23,793,960
Tercica, Inc. (a)	395,100	3,152,898
Transkaryotic Therapies, Inc. (a)	153,500	5,217,465
ViaCell, Inc.	17,500	131,600
XOMA Ltd. (a)	1,542,100	2,158,940
TOTAL BIOTECHNOLOGY		1,364,115,781
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Cholestech Corp. (a)	126,200	1,154,730
Cyberonics, Inc. (a)	17,800	649,522
Epix Pharmaceuticals, Inc. (a)	114,400	907,192
Gen-Probe, Inc. (a)	44,700	1,737,042
Syneron Medical Ltd.	30,900	1,041,948
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		5,490,434
PHARMACEUTICALS - 14.0%
Connetics Corp. (a)	5,400	120,258
Cypress Bioscience, Inc. (a)	97,200	1,180,980
Eli Lilly & Co.	7,900	460,570
Guilford Pharmaceuticals, Inc. (a)	918,200	2,313,864
Kos Pharmaceuticals, Inc. (a)	436,000	25,170,280
Medicines Co. (a)	514,600	11,290,324
Merck KGaA	392,212	30,343,355
MGI Pharma, Inc. (a)	1,122,600	26,044,320
Novartis AG sponsored ADR	234,200	11,435,986
Roche Holding AG (participation certificate)	196,756	24,809,256
Sanofi-Aventis sponsored ADR	67,400	3,033,000
Sepracor, Inc. (a)	1,411,000	85,732,360
SkyePharma PLC (a)	2,744,787	2,693,278
TOTAL PHARMACEUTICALS		224,627,831
TOTAL COMMON STOCKS (Cost $1,381,999,795)		1,594,234,046
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.4%
BIOTECHNOLOGY - 0.4%
Xenon Genetics, Inc. Series E (d)	981,626	6,056,632
Nonconvertible Preferred Stocks - 0.0%
BIOTECHNOLOGY - 0.0%
Geneprot, Inc. Series A (a)(d)	180,000	154,800
TOTAL PREFERRED STOCKS (Cost $7,714,138)		6,211,432
Money Market Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 3.05% (b)	3,889,493	$ 3,889,493
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	64,336,300	64,336,300
TOTAL MONEY MARKET FUNDS (Cost $68,225,793)		68,225,793
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $1,457,939,726)		1,668,671,271
NET OTHER ASSETS - (3.9)%		(62,263,949)
NET ASSETS - 100%		$ 1,606,407,322
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,211,432 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 990,000
Xenon Genetics, Inc. Series E	3/23/01	$ 6,724,138
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,469,106,159. Net unrealized appreciation aggregated $199,565,112, of which $456,217,708 related to appreciated investment securities and $256,652,596 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Brokerage and Investment
Management Portfolio

May 31, 2005

1.802157.101

BRO-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CAPITAL MARKETS - 68.8%
Affiliated Managers Group, Inc. (a)	259,000	$ 17,275,300
American Capital Strategies Ltd.	366,500	12,834,830
Ameritrade Holding Corp. (a)	1,357,233	20,168,482
BlackRock, Inc. Class A	57,900	4,517,358
Calamos Asset Management, Inc. Class A	30,600	739,908
Charles Schwab Corp.	1,028,100	11,658,654
Cohen & Steers, Inc.	50,000	891,500
Credit Suisse Group sponsored ADR	50,000	2,002,500
E*TRADE Financial Corp. (a)	1,675,100	20,687,485
Eaton Vance Corp. (non-vtg.)	76,400	1,861,104
Franklin Resources, Inc.	240,400	17,342,456
GFI Group, Inc.	70,000	1,953,000
Goldman Sachs Group, Inc.	56,400	5,499,000
Janus Capital Group, Inc.	682,000	10,475,520
Jefferies Group, Inc.	100,000	3,541,000
Knight Trading Group, Inc. (a)	300,000	2,265,000
Lazard Ltd. Class A	93,000	2,013,450
Legg Mason, Inc.	256,248	21,058,461
Lehman Brothers Holdings, Inc.	79,550	7,334,510
MarketAxess Holdings, Inc.	100,000	1,000,000
MCF Corp. (a)	608,100	760,125
Merrill Lynch & Co., Inc.	351,250	19,058,825
Morgan Stanley	90,030	4,407,869
National Financial Partners Corp.	153,000	5,850,720
Northern Trust Corp.	143,100	6,571,152
Nuveen Investments, Inc. Class A	242,100	8,727,705
optionsXpress Holdings, Inc.	1,122,308	15,151,158
SEI Investments Co.	1,000	34,760
State Street Corp.	40,700	1,953,600
T. Rowe Price Group, Inc.	162,200	9,676,852
TradeStation Group, Inc. (a)	1,680,248	12,383,428
UBS AG (NY Shares)	248,200	19,198,270
TOTAL CAPITAL MARKETS		268,893,982
COMMERCIAL BANKS - 1.3%
Boston Private Financial Holdings, Inc.	60,000	1,468,800
Standard Chartered PLC (United Kingdom)	200,000	3,623,297
TOTAL COMMERCIAL BANKS		5,092,097
CONSUMER FINANCE - 6.7%
American Express Co.	400,900	21,588,465
First Marblehead Corp. (a)	100,000	4,465,000
TOTAL CONSUMER FINANCE		26,053,465
DIVERSIFIED CONSUMER SERVICES - 1.1%
Jackson Hewitt Tax Service, Inc.	216,800	4,487,760
DIVERSIFIED FINANCIAL SERVICES - 4.4%
Archipelago Holdings, Inc.	107,670	3,698,465

	Shares	Value
Deutsche Boerse AG	51,000	$ 3,749,793
Indiabulls Financial Services Ltd.	1,103,196	3,085,166
Nasdaq Stock Market, Inc. (a)	400,700	6,876,012
TOTAL DIVERSIFIED FINANCIAL SERVICES		17,409,436
INSURANCE - 13.6%
AFLAC, Inc.	100,000	4,155,000
American International Group, Inc.	674,200	37,451,811
Prudential Financial, Inc.	180,000	11,395,800
TOTAL INSURANCE		53,002,611
MEDIA - 0.2%
Cumulus Media, Inc. Class A (a)	1,500	18,735
Entravision Communications Corp. Class A (a)	83,182	618,042
TOTAL MEDIA		636,777
TOTAL COMMON STOCKS (Cost $317,838,016)		375,576,128
Money Market Funds - 8.0%

Fidelity Cash Central Fund, 3.05% (b)	10,964,260	10,964,260
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	20,427,525	20,427,525
TOTAL MONEY MARKET FUNDS (Cost $31,391,785)		31,391,785
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $349,229,801)		406,967,913
NET OTHER ASSETS - (4.1)%		(15,951,777)
NET ASSETS - 100%		$ 391,016,136
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $351,176,314. Net unrealized appreciation aggregated $55,791,599, of which $68,129,292 related to appreciated investment securities and $12,337,693 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Business Services and
Outsourcing Portfolio

May 31, 2005

1.802158.101

BSO-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CAPITAL MARKETS - 3.4%
State Street Corp.	24,000	$ 1,152,000
COMMERCIAL SERVICES & SUPPLIES - 9.5%
Banta Corp.	6,400	281,088
Capita Group PLC	15,100	105,157
Cendant Corp.	1,200	25,452
Cintas Corp.	15,800	637,846
Exponent, Inc. (a)	15,300	378,981
First Advantage Corp. (a)	13,100	286,366
Hudson Highland Group, Inc. (a)	22,000	352,220
Korn/Ferry International (a)	21,400	339,404
PHH Corp. (a)	60	1,439
Resources Connection, Inc. (a)	3,800	75,696
Robert Half International, Inc.	21,500	536,210
SOURCECORP, Inc. (a)	11,100	237,651
TOTAL COMMERCIAL SERVICES & SUPPLIES		3,257,510
COMPUTERS & PERIPHERALS - 0.1%
Maxtor Corp. (a)	3,500	19,215
DIVERSIFIED CONSUMER SERVICES - 4.6%
Apollo Group, Inc. Class A (a)	16,900	1,326,650
Career Education Corp. (a)	5,200	180,284
H&R Block, Inc.	300	14,976
Vertrue, Inc. (a)	1,600	60,480
TOTAL DIVERSIFIED CONSUMER SERVICES		1,582,390
DIVERSIFIED FINANCIAL SERVICES - 2.2%
Moody's Corp.	17,000	735,590
HEALTH CARE PROVIDERS & SERVICES - 8.5%
DaVita, Inc. (a)	15,500	713,930
IMS Health, Inc.	8,578	210,590
Pediatrix Medical Group, Inc. (a)	7,700	566,951
Quest Diagnostics, Inc.	13,400	1,407,000
TOTAL HEALTH CARE PROVIDERS & SERVICES		2,898,471
INSURANCE - 0.3%
Hilb Rogal & Hobbs Co.	1,600	54,544
USI Holdings Corp. (a)	2,900	33,959
TOTAL INSURANCE		88,503
IT SERVICES - 56.8%
Accenture Ltd. Class A (a)	80,200	1,867,056
Affiliated Computer Services, Inc. Class A (a)	44,500	2,301,985
Alliance Data Systems Corp. (a)	13,500	509,220
Automatic Data Processing, Inc.	4,200	183,960
BearingPoint, Inc. (a)	163,900	1,073,545

	Shares	Value
Ceridian Corp. (a)	69,200	$ 1,319,644
Certegy, Inc.	11,500	431,825
Cognizant Technology Solutions Corp. Class A (a)	16,308	782,784
Computer Horizons Corp. (a)	21,100	61,190
Computer Sciences Corp. (a)	36,100	1,671,791
Convergys Corp. (a)	400	5,452
DST Systems, Inc. (a)	30,600	1,479,816
First Data Corp.	42,300	1,600,209
Forrester Research, Inc. (a)	8,300	136,950
HCL Technologies Ltd.	13,800	116,172
Infosys Technologies Ltd.	26,242	1,349,859
Intelligroup, Inc. (a)	20,589	24,295
Kanbay International, Inc.	14,300	296,868
Mastek Ltd.	5,251	44,090
Maximus, Inc.	8,400	288,036
Ness Technologies, Inc.	20,400	199,512
Patni Computer Systems Ltd.	11,519	91,955
Paychex, Inc.	47,087	1,359,873
Sabre Holdings Corp. Class A	8,600	172,602
Sapient Corp. (a)	54,200	455,280
Satyam Computer Services Ltd. sponsored ADR	100	2,471
Syntel, Inc.	20,300	317,898
The BISYS Group, Inc. (a)	83,500	1,273,375
TOTAL IT SERVICES		19,417,713
MEDIA - 6.0%
Lamar Advertising Co. Class A (a)	27,100	1,133,322
Omnicom Group, Inc.	11,100	908,979
TOTAL MEDIA		2,042,301
OFFICE ELECTRONICS - 0.8%
Xerox Corp. (a)	21,400	290,398
SOFTWARE - 6.4%
Amdocs Ltd. (a)	23,700	645,825
BEA Systems, Inc. (a)	15,100	127,293
Intuit, Inc. (a)	600	25,932
Lawson Software, Inc. (a)	30,000	177,600
Microsoft Corp.	18,200	469,560
NAVTEQ Corp.	100	3,815
Open Solutions, Inc. (a)	8,900	157,975
Reynolds & Reynolds Co. Class A	4,000	109,160
TIBCO Software, Inc. (a)	16,600	105,244
VERITAS Software Corp. (a)	15,300	380,511
TOTAL SOFTWARE		2,202,915
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
Oxford Industries, Inc.	2,300	82,248
TOTAL COMMON STOCKS (Cost $29,763,957)		33,769,254
Money Market Funds - 12.2%
	Shares	Value
Fidelity Cash Central Fund, 3.05% (b)	488,581	$ 488,581
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	3,686,500	3,686,500
TOTAL MONEY MARKET FUNDS (Cost $4,175,081)		4,175,081
TOTAL INVESTMENT PORTFOLIO - 111.0% (Cost $33,939,038)		37,944,335
NET OTHER ASSETS - (11.0)%		(3,766,761)
NET ASSETS - 100%		$ 34,177,574
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $33,985,690. Net unrealized appreciation aggregated $3,958,645, of which $5,556,816 related to appreciated investment securities and $1,598,171 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Chemicals Portfolio

May 31, 2005

1.802159.101

CHE-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CHEMICALS - 85.9%
Agrium, Inc.	166,100	$ 3,096,510
Air Products & Chemicals, Inc.	240,200	14,467,246
Airgas, Inc.	257,200	6,172,800
Albemarle Corp.	151,000	5,744,040
Arch Chemicals, Inc.	43,850	1,033,545
BASF AG sponsored ADR	31,500	2,091,600
Celanese Corp. Class A	242,500	3,753,900
Cytec Industries, Inc.	128,900	5,369,974
Dow Chemical Co.	163,900	7,423,031
E.I. du Pont de Nemours & Co.	500	23,255
Eastman Chemical Co.	161,600	9,498,848
Ecolab, Inc.	800	25,864
Engelhard Corp.	17,300	508,620
Ferro Corp.	180,000	3,463,200
FMC Corp. (a)	165,170	9,158,677
Great Lakes Chemical Corp.	325,600	11,037,840
H.B. Fuller Co.	39,400	1,276,560
International Flavors & Fragrances, Inc.	23,000	853,070
L'Air Liquide SA	6,800	1,182,362
Linde AG	17,800	1,208,870
Lubrizol Corp.	183,800	7,236,206
Lyondell Chemical Co.	599,023	14,220,806
Minerals Technologies, Inc.	59,600	4,011,080
Monsanto Co.	210,000	11,970,000
Mosaic Co. (a)	326,800	4,274,544
NL Industries, Inc.	103,300	1,570,160
NOVA Chemicals Corp.	111,100	3,540,472
Pioneer Companies, Inc. (a)	451,200	9,551,904
PolyOne Corp. (a)	595,900	4,004,448
Potash Corp. of Saskatchewan	12,200	1,095,881
PPG Industries, Inc.	200	13,078
Praxair, Inc.	315,960	14,809,045
Rhodia SA (a)	656,500	1,098,684
Rohm & Haas Co.	300,700	14,027,655
RPM International, Inc.	1,800	31,680
Spartech Corp.	147,000	2,973,810
Syngenta AG sponsored ADR	73,600	1,519,104
Thai Olefins PCL	4,000	6,005
The Scotts Co. Class A (a)	57,500	4,080,775
Valspar Corp.	29,900	1,417,260
Westlake Chemical Corp.	190,800	4,575,384
TOTAL CHEMICALS		193,417,793
FOOD PRODUCTS - 1.6%
Archer-Daniels-Midland Co.	1,600	31,760
Bunge Ltd.	19,700	1,222,188
Corn Products International, Inc.	102,300	2,259,807
TOTAL FOOD PRODUCTS		3,513,755

	Shares	Value
INDUSTRIAL CONGLOMERATES - 2.4%
3M Co.	71,300	$ 5,465,145
MACHINERY - 1.1%
Hyundai Mipo Dockyard Co. Ltd.	28,800	1,826,621
Pall Corp.	21,800	636,342
TOTAL MACHINERY		2,462,963
MARINE - 1.3%
Camillo Eitzen & Co. ASA	53,600	589,431
Odfjell ASA (A Shares)	60,400	1,150,672
Stolt-Nielsen SA	32,300	1,080,602
TOTAL MARINE		2,820,705
METALS & MINING - 1.5%
Compass Minerals International, Inc.	149,100	3,359,223
OIL, GAS & CONSUMABLE FUELS - 3.3%
Ashland, Inc.	100,300	6,850,490
Nippon Oil Corp.	105,000	685,271
TOTAL OIL, GAS & CONSUMABLE FUELS		7,535,761
SPECIALTY RETAIL - 0.3%
Sherwin-Williams Co.	17,800	791,210
TRADING COMPANIES & DISTRIBUTORS - 0.7%
UAP Holding Corp.	110,600	1,609,230
TOTAL COMMON STOCKS (Cost $205,524,155)		220,975,785
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 3.05% (b)	193,229	193,229
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	4,480,650	4,480,650
TOTAL MONEY MARKET FUNDS (Cost $4,673,879)		4,673,879
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $210,198,034)		225,649,664
NET OTHER ASSETS - (0.2)%		(462,232)
NET ASSETS - 100%		$ 225,187,432
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $212,273,409. Net unrealized appreciation aggregated $13,376,255, of which $23,977,094 related to appreciated investment securities and $10,600,839 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Computers Portfolio

May 31, 2005

1.802161.101

COM-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 11.1%
Alvarion Ltd. (a)	200,100	$ 1,812,906
Andrew Corp. (a)	82,100	1,088,646
Avaya, Inc. (a)	160,400	1,467,660
Cisco Systems, Inc. (a)	942,500	18,265,650
Comverse Technology, Inc. (a)	94,200	2,216,526
F5 Networks, Inc. (a)	46,600	2,386,386
Foundry Networks, Inc. (a)	147,500	1,362,900
ITF Optical Technologies, Inc. Series A (c)	31,365	0
Juniper Networks, Inc. (a)	416,732	10,685,008
Plantronics, Inc.	67,100	2,309,582
QUALCOMM, Inc.	700,300	26,093,178
TOTAL COMMUNICATIONS EQUIPMENT		67,688,442
COMPUTERS & PERIPHERALS - 23.3%
Acer, Inc.	1,236,438	2,345,546
Apple Computer, Inc. (a)	943,600	37,470,356
Compal Electronics, Inc.	1,523,825	1,462,367
Dell, Inc. (a)	1,096,400	43,735,397
Dot Hill Systems Corp. (a)	371,900	1,974,789
EMC Corp. (a)	2,526,400	35,521,184
Emulex Corp. (a)	66,400	1,254,960
Lexmark International, Inc. Class A (a)	90,900	6,221,196
palmOne, Inc. (a)	51,720	1,469,882
QLogic Corp. (a)	263,200	8,427,664
Quanta Computer, Inc.	1,261,312	2,308,283
TOTAL COMPUTERS & PERIPHERALS		142,191,624
ELECTRONIC EQUIPMENT & INSTRUMENTS - 9.7%
Arrow Electronics, Inc. (a)	164,800	4,606,160
AU Optronics Corp. sponsored ADR	118,400	2,041,216
Avnet, Inc. (a)	94,400	1,974,848
Bell Microproducts, Inc. (a)	497,900	4,082,780
Benchmark Electronics, Inc. (a)	45,400	1,437,818
CDW Corp.	61,400	3,572,252
Celestica, Inc. (sub. vtg.) (a)	680,100	8,571,687
Flextronics International Ltd. (a)	153,700	1,964,286
Hon Hai Precision Industries Co. Ltd.	1,450,465	7,607,253
Ingram Micro, Inc. Class A (a)	61,700	975,477
Jabil Circuit, Inc. (a)	200,000	5,846,000
Solectron Corp. (a)	586,600	2,141,090
Tech Data Corp. (a)	262,400	9,420,160
World Peace Industrial Co. Ltd.	3,263,130	1,877,873
Xyratex Ltd.	169,000	3,057,210
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		59,176,110
HOUSEHOLD DURABLES - 0.3%
LG Electronics, Inc.	23,840	1,732,098
INTERNET & CATALOG RETAIL - 2.1%
eBay, Inc. (a)	342,200	13,007,022

	Shares	Value
INTERNET SOFTWARE & SERVICES - 1.3%
Akamai Technologies, Inc. (a)	94,400	$ 1,325,376
SonicWALL, Inc. (a)	391,500	2,419,470
webMethods, Inc. (a)	222,800	1,120,684
Yahoo!, Inc. (a)	75,000	2,790,000
TOTAL INTERNET SOFTWARE & SERVICES		7,655,530
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 46.7%
Agere Systems, Inc. (a)	160,600	2,184,160
Altera Corp. (a)	555,500	12,326,545
Analog Devices, Inc.	784,370	29,084,440
Applied Materials, Inc.	736,600	12,087,606
ATMI, Inc. (a)	92,800	2,607,680
Axcelis Technologies, Inc. (a)	170,700	1,135,155
Broadcom Corp. Class A (a)	35,600	1,263,444
Cascade Microtech, Inc.	300,000	4,050,000
Fairchild Semiconductor International, Inc. (a)	166,200	2,376,660
Freescale Semiconductor, Inc.:
Class A	256,800	5,187,360
Class B (a)	211,872	4,279,814
Integrated Circuit Systems, Inc. (a)	534,500	11,326,055
Integrated Device Technology, Inc. (a)	665,400	8,137,842
Intel Corp.	1,053,600	28,373,448
International Rectifier Corp. (a)	76,200	3,640,836
Intersil Corp. Class A	291,500	5,468,540
Lam Research Corp. (a)	344,600	10,572,328
Linear Technology Corp.	115,100	4,312,797
Marvell Technology Group Ltd. (a)	413,800	16,949,248
Maxim Integrated Products, Inc.	164,000	6,461,600
MediaTek, Inc.	141,000	1,218,269
Mindspeed Technologies, Inc. (a)	442,300	632,489
National Semiconductor Corp.	1,250,700	25,164,084
Novatek Microelectronics Corp.	242,000	1,145,768
O2Micro International Ltd. (a)	314,000	3,912,440
ON Semiconductor Corp. (a)	636,500	2,864,250
PMC-Sierra, Inc. (a)	489,300	4,291,161
Samsung Electronics Co. Ltd.	31,133	15,110,709
SigmaTel, Inc. (a)	138,000	3,124,320
Silicon Image, Inc. (a)	62,000	727,880
Silicon Laboratories, Inc. (a)	43,100	1,195,163
STATS ChipPAC Ltd. sponsored ADR (a)	309,200	2,232,424
Taiwan Semiconductor Manufacturing Co. Ltd.	1,416,109	2,568,997
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	549,877	5,064,367
Teradyne, Inc. (a)	140,300	1,825,303
Tessera Technologies, Inc. (a)	441,300	12,991,872
Texas Instruments, Inc.	337,800	9,336,792
Trident Microsystems, Inc. (a)	163,200	3,456,576
United Microelectronics Corp.	1,779,000	1,202,449
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - continued
United Microelectronics Corp. sponsored ADR	522,844	$ 1,955,437
Varian Semiconductor Equipment Associates, Inc. (a)	315,500	12,802,990
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		284,649,298
SOFTWARE - 4.6%
Altiris, Inc. (a)	49,700	934,360
Autodesk, Inc.	50,000	1,979,000
Concord Communications, Inc. (a)	172,800	2,923,776
Hyperion Solutions Corp. (a)	34,700	1,531,311
Macrovision Corp. (a)	105,400	2,214,454
McAfee, Inc. (a)	101,000	2,896,680
Micromuse, Inc. (a)	250,000	1,570,000
TIBCO Software, Inc. (a)	300,000	1,902,000
VERITAS Software Corp. (a)	455,500	11,328,285
WatchGuard Technologies, Inc. (a)	289,100	1,049,433
TOTAL SOFTWARE		28,329,299
WIRELESS TELECOMMUNICATION SERVICES - 0.7%
Leap Wireless International, Inc. (a)	53,400	1,436,460
Telesystem International Wireless, Inc. (a)	164,700	2,519,312
TOTAL WIRELESS TELECOMMUNICATION SERVICES		3,955,772
TOTAL COMMON STOCKS (Cost $586,731,079)		608,385,195
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Procket Networks, Inc. Series C (a)(c)	233,000	2
SOFTWARE - 0.0%
Monterey Design Systems Series E (c)	29,800	26,820
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,865,608)		26,822
Money Market Funds - 0.3%
Fidelity Cash Central Fund, 3.05% (b) (Cost $2,015,718)	2,015,718	2,015,718
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $592,612,405)		610,427,735
NET OTHER ASSETS - (0.1)%		(765,775)
NET ASSETS - 100%		$ 609,661,960
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,822 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,575,000
Monterey Design Systems Series E	11/1/00	$ 1,564,500
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 2,301,108
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $595,355,653. Net unrealized appreciation aggregated $15,072,082, of which $80,342,968 related to appreciated investment securities and $65,270,886 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Construction and
Housing Portfolio

May 31, 2005

1.802162.101

HOU-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
BUILDING PRODUCTS - 8.7%
American Standard Companies, Inc.	146,900	$ 6,287,320
Masco Corp.	257,700	8,251,554
NCI Building Systems, Inc. (a)	14,700	507,738
Quixote Corp.	16,500	321,420
Simpson Manufacturing Co. Ltd.	40,100	1,152,474
Trex Co., Inc. (a)	16,100	620,655
Universal Forest Products, Inc.	16,400	652,720
York International Corp.	33,900	1,396,680
TOTAL BUILDING PRODUCTS		19,190,561
COMMERCIAL SERVICES & SUPPLIES - 1.7%
Herman Miller, Inc.	83,900	2,442,329
Knoll, Inc.	31,770	552,163
Steelcase, Inc. Class A	68,300	881,070
TOTAL COMMERCIAL SERVICES & SUPPLIES		3,875,562
CONSTRUCTION & ENGINEERING - 5.9%
Chicago Bridge & Iron Co. NV (NY Shares)	22,600	488,160
Dycom Industries, Inc. (a)	157,400	3,091,336
EMCOR Group, Inc. (a)	22,000	1,045,000
Fluor Corp.	30,000	1,723,500
Granite Construction, Inc.	51,100	1,198,295
Infrasource Services, Inc.	43,000	473,000
Jacobs Engineering Group, Inc. (a)	47,300	2,487,034
MasTec, Inc. (a)	99,800	844,308
Perini Corp. (a)	37,200	560,976
URS Corp. (a)	36,700	1,241,561
TOTAL CONSTRUCTION & ENGINEERING		13,153,170
CONSTRUCTION MATERIALS - 7.0%
Eagle Materials, Inc.	13,577	1,190,296
Eagle Materials, Inc. Class B	400	34,020
Florida Rock Industries, Inc.	62,350	4,080,808
Lafarge North America, Inc.	54,294	3,277,729
Martin Marietta Materials, Inc.	38,600	2,356,530
Vulcan Materials Co.	75,000	4,494,750
TOTAL CONSTRUCTION MATERIALS		15,434,133
ELECTRICAL EQUIPMENT - 1.0%
A.O. Smith Corp.	17,600	551,936
AMETEK, Inc.	13,800	527,574
Genlyte Group, Inc. (a)	23,800	1,060,528
TOTAL ELECTRICAL EQUIPMENT		2,140,038
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
FARO Technologies, Inc. (a)	48,400	1,346,488
HOUSEHOLD DURABLES - 43.8%
Beazer Homes USA, Inc.	38,900	2,079,594

	Shares	Value
Blount International, Inc. (a)	19,800	$ 349,668
Centex Corp.	91,100	5,965,228
D.R. Horton, Inc.	503,566	17,408,277
Hovnanian Enterprises, Inc. Class A (a)	40,900	2,539,890
Interface, Inc. Class A (a)	39,900	305,235
KB Home	232,500	15,703,050
Lennar Corp. Class A	89,400	5,186,094
Pulte Homes, Inc.	116,800	8,929,360
Ryland Group, Inc.	131,000	8,973,500
Standard Pacific Corp.	36,800	2,948,416
Techtronic Industries Co. Ltd.	1,437,300	3,214,382
Tempur-Pedic International, Inc. (a)	46,800	1,091,844
The Stanley Works	26,900	1,200,009
Toll Brothers, Inc. (a)	227,700	21,082,741
TOTAL HOUSEHOLD DURABLES		96,977,288
INDUSTRIAL CONGLOMERATES - 0.8%
Carlisle Companies, Inc.	24,200	1,677,544
MACHINERY - 13.5%
A.S.V., Inc. (a)	15,300	555,390
Astec Industries, Inc. (a)	22,000	482,460
Briggs & Stratton Corp.	64,000	2,167,040
Caterpillar, Inc.	118,200	11,123,802
Crane Co.	40,400	1,061,308
Cummins, Inc.	3,100	210,645
Danaher Corp.	209,400	11,544,222
Timken Co.	46,200	1,085,700
Toro Co.	36,600	1,575,630
TOTAL MACHINERY		29,806,197
OIL, GAS & CONSUMABLE FUELS - 0.5%
Ashland, Inc.	15,900	1,085,970
REAL ESTATE - 3.5%
Catellus Development Corp.	66,100	1,934,747
Equity Lifestyle Properties, Inc.	14,600	553,340
General Growth Properties, Inc.	13,790	536,845
The St. Joe Co.	58,700	4,629,669
TOTAL REAL ESTATE		7,654,601
SPECIALTY RETAIL - 4.8%
Home Depot, Inc.	163,550	6,435,693
Sherwin-Williams Co.	94,800	4,213,860
TOTAL SPECIALTY RETAIL		10,649,553
THRIFTS & MORTGAGE FINANCE - 1.7%
Countrywide Financial Corp.	89,203	3,315,676
Golden West Financial Corp., Delaware	6,900	432,078
TOTAL THRIFTS & MORTGAGE FINANCE		3,747,754
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 3.7%
Fastenal Co.	19,200	$ 1,115,904
Hughes Supply, Inc.	58,100	1,510,600
Interline Brands, Inc.	33,200	666,988
MSC Industrial Direct Co., Inc. Class A	52,500	1,634,325
WESCO International, Inc. (a)	115,900	3,384,280
TOTAL TRADING COMPANIES & DISTRIBUTORS		8,312,097
TOTAL COMMON STOCKS (Cost $174,029,274)		215,050,956
Money Market Funds - 8.8%

Fidelity Cash Central Fund, 3.05% (b)	13,700,473	13,700,473
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	5,840,900	5,840,900
TOTAL MONEY MARKET FUNDS (Cost $19,541,373)		19,541,373
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $193,570,647)		234,592,329
NET OTHER ASSETS - (6.0)%		(13,243,377)
NET ASSETS - 100%		$ 221,348,952
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $194,655,406. Net unrealized appreciation aggregated $39,936,923, of which $43,432,168 related to appreciated investment securities and $3,495,245 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Industries Portfolio

May 31, 2005

1.802163.101

CPR-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
AUTOMOBILES - 1.1%
Harley-Davidson, Inc.	6,100	$ 299,083
Thor Industries, Inc.	5,600	170,016
TOTAL AUTOMOBILES		469,099
BEVERAGES - 5.9%
Coca-Cola Enterprises, Inc.	1,300	28,444
Diageo PLC sponsored ADR	6,400	371,968
PepsiCo, Inc.	11,200	630,112
The Coca-Cola Co.	31,300	1,396,919
TOTAL BEVERAGES		2,427,443
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Cendant Corp.	9,500	201,495
R.R. Donnelley & Sons Co.	2,800	93,100
TOTAL COMMERCIAL SERVICES & SUPPLIES		294,595
DIVERSIFIED CONSUMER SERVICES - 2.7%
Apollo Group, Inc. Class A (a)	7,300	573,050
Bright Horizons Family Solutions, Inc. (a)	3,292	121,837
Steiner Leisure Ltd. (a)	7,400	251,452
Weight Watchers International, Inc. (a)	3,600	175,140
TOTAL DIVERSIFIED CONSUMER SERVICES		1,121,479
ELECTRICAL EQUIPMENT - 0.2%
Evergreen Solar, Inc. (a)	18,200	91,910
FOOD & STAPLES RETAILING - 7.8%
Costco Wholesale Corp.	9,200	417,864
CVS Corp.	6,300	345,555
Wal-Mart Stores, Inc.	30,700	1,449,961
Walgreen Co.	14,100	639,294
Whole Foods Market, Inc.	2,800	333,144
TOTAL FOOD & STAPLES RETAILING		3,185,818
FOOD PRODUCTS - 4.9%
Bunge Ltd.	7,200	446,688
Corn Products International, Inc.	2,500	55,225
Groupe Danone sponsored ADR	10,200	187,680
Lindt & Spruengli AG (participation certificate)	127	198,390
Nestle SA sponsored ADR	8,800	579,040
Smithfield Foods, Inc. (a)	14,400	429,552
The J.M. Smucker Co.	2,600	129,506
TOTAL FOOD PRODUCTS		2,026,081
HOTELS, RESTAURANTS & LEISURE - 14.8%
Aristocrat Leisure Ltd.	17,700	140,077
Brinker International, Inc. (a)	6,370	239,639
Buffalo Wild Wings, Inc. (a)	13,554	435,761

	Shares	Value
Caesars Entertainment, Inc. (a)	6,900	$ 148,695
Carnival Corp. unit	10,800	571,320
CBRL Group, Inc.	2,900	118,088
Ctrip.com International Ltd. sponsored ADR (a)	4,000	203,200
Domino's Pizza, Inc.	5,650	129,329
Hilton Hotels Corp.	9,300	225,339
International Game Technology	6,100	171,898
International Speedway Corp. Class A	1,100	60,126
Kerzner International Ltd. (a)	2,000	123,160
McDonald's Corp.	24,300	751,842
MGM MIRAGE (a)	8,000	304,720
Outback Steakhouse, Inc.	8,700	384,975
Royal Caribbean Cruises Ltd.	8,100	373,491
Starbucks Corp. (a)	3,100	169,725
Starwood Hotels & Resorts Worldwide, Inc. unit	10,300	576,491
Station Casinos, Inc.	1,400	91,140
Wendy's International, Inc.	13,020	587,593
WMS Industries, Inc. (a)	2,800	88,956
Wyndham International, Inc. Class A (a)	191,500	183,840
TOTAL HOTELS, RESTAURANTS & LEISURE		6,079,405
HOUSEHOLD PRODUCTS - 7.4%
Colgate-Palmolive Co.	15,200	759,544
Procter & Gamble Co.	41,720	2,300,856
TOTAL HOUSEHOLD PRODUCTS		3,060,400
INDUSTRIAL CONGLOMERATES - 0.5%
3M Co.	2,500	191,625
INTERNET & CATALOG RETAIL - 2.7%
eBay, Inc. (a)	28,900	1,098,489
INTERNET SOFTWARE & SERVICES - 7.7%
Google, Inc. Class A (sub. vtg.)	6,254	1,741,114
Sina Corp. (a)	4,600	128,018
Yahoo!, Inc. (a)	35,296	1,313,011
TOTAL INTERNET SOFTWARE & SERVICES		3,182,143
LEISURE EQUIPMENT & PRODUCTS - 4.3%
Brunswick Corp.	18,300	787,632
K2, Inc. (a)	6,600	83,094
MarineMax, Inc. (a)	7,500	206,400
Polaris Industries, Inc.	3,400	178,398
RC2 Corp. (a)	1,900	68,476
SCP Pool Corp.	12,000	429,840
TOTAL LEISURE EQUIPMENT & PRODUCTS		1,753,840
MEDIA - 11.4%
E.W. Scripps Co. Class A	5,300	270,830
Gannett Co., Inc.	1,700	126,582
Harte-Hanks, Inc.	2,900	84,941
Common Stocks - continued
	Shares	Value
MEDIA - continued
JC Decaux SA (a)	15,600	$ 378,173
Lamar Advertising Co. Class A (a)	10,310	431,164
McGraw-Hill Companies, Inc.	7,000	305,620
News Corp. Class A	56,400	909,732
Omnicom Group, Inc.	7,300	597,797
Reuters Group PLC sponsored ADR	2,900	122,496
SBS Broadcasting SA (a)	2,500	110,525
Spanish Broadcasting System, Inc. Class A (a)	11,040	95,496
Univision Communications, Inc. Class A (a)	4,500	119,745
Walt Disney Co.	30,100	825,944
Washington Post Co. Class B	370	307,100
TOTAL MEDIA		4,686,145
MULTILINE RETAIL - 7.2%
Family Dollar Stores, Inc.	6,300	161,721
Federated Department Stores, Inc.	6,400	431,680
JCPenney Co., Inc.	5,200	258,752
Nordstrom, Inc.	3,000	183,120
Saks, Inc.	6,800	116,552
Sears Holdings Corp. (a)	4,000	586,800
Target Corp.	22,700	1,218,990
TOTAL MULTILINE RETAIL		2,957,615
PERSONAL PRODUCTS - 3.6%
Avon Products, Inc.	15,100	600,074
Gillette Co.	16,800	886,032
TOTAL PERSONAL PRODUCTS		1,486,106
REAL ESTATE - 0.4%
MeriStar Hospitality Corp. (a)	18,800	157,732
SOFTWARE - 0.6%
Electronic Arts, Inc. (a)	2,600	136,604
JAMDAT Mobile, Inc.	3,543	99,948
TOTAL SOFTWARE		236,552
SPECIALTY RETAIL - 9.1%
AC Moore Arts & Crafts, Inc. (a)	2,800	83,328
Aeropostale, Inc. (a)	5,800	158,050
American Eagle Outfitters, Inc.	13,000	367,900
bebe Stores, Inc.	3,900	150,189
Chico's FAS, Inc. (a)	7,800	266,838
Foot Locker, Inc.	10,400	274,664
GameStop Corp.:
Class A (a)	3,400	99,144
Class B (a)	100	2,684
Guitar Center, Inc. (a)	3,000	170,970
Hot Topic, Inc. (a)	5,150	110,571
Lowe's Companies, Inc.	12,300	703,683

	Shares	Value
Michaels Stores, Inc.	3,200	$ 134,752
Office Depot, Inc. (a)	11,200	220,864
PETsMART, Inc.	3,300	104,841
Sports Authority, Inc. (a)	962	30,784
Staples, Inc.	19,050	410,147
Toys 'R' Us, Inc. (a)	6,200	162,440
Urban Outfitters, Inc. (a)	5,100	272,034
TOTAL SPECIALTY RETAIL		3,723,883
TEXTILES, APPAREL & LUXURY GOODS - 4.1%
Carter's, Inc. (a)	4,600	214,590
Coach, Inc. (a)	7,400	214,896
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	2,000	60,200
Liz Claiborne, Inc.	9,200	345,460
NIKE, Inc. Class B	6,400	526,080
Polo Ralph Lauren Corp. Class A	5,200	201,500
Quiksilver, Inc. (a)	6,600	105,072
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,667,798
TOTAL COMMON STOCKS (Cost $34,423,469)		39,898,158
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 3.05% (b) (Cost $1,370,015)	1,370,015	1,370,015
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $35,793,484)		41,268,173
NET OTHER ASSETS - (0.5)%		(189,990)
NET ASSETS - 100%		$ 41,078,183
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $35,840,754. Net unrealized appreciation aggregated $5,427,419, of which $6,098,693 related to appreciated investment securities and $671,274 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Cyclical Industries Portfolio

May 31, 2005

1.802164.101

CYC-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
AEROSPACE & DEFENSE - 17.3%
BE Aerospace, Inc. (a)	46,500	$ 672,855
DRS Technologies, Inc. (a)	3,300	155,364
EADS NV	3,250	96,103
EDO Corp.	11,840	337,085
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	4,700	142,410
Essex Corp. (a)	1,600	29,920
General Dynamics Corp.	1,400	151,172
Goodrich Corp.	4,700	196,742
Hexcel Corp. (a)	25,600	418,304
Honeywell International, Inc.	40,900	1,481,807
L-3 Communications Holdings, Inc.	9,800	693,644
Lockheed Martin Corp.	12,990	842,921
Meggitt PLC	33,100	175,777
Precision Castparts Corp.	12,200	948,306
Raytheon Co.	14,500	567,820
Rockwell Collins, Inc.	16,040	792,216
The Boeing Co.	31,340	2,002,626
United Technologies Corp.	9,100	970,970
TOTAL AEROSPACE & DEFENSE		10,676,042
AIR FREIGHT & LOGISTICS - 6.3%
C.H. Robinson Worldwide, Inc.	5,300	303,001
Dynamex, Inc. (a)	19,335	347,837
EGL, Inc. (a)	18,000	342,540
Expeditors International of Washington, Inc.	7,600	387,448
FedEx Corp.	8,500	760,070
Forward Air Corp.	12,070	324,080
Hub Group, Inc. Class A (a)	11,000	302,280
Park-Ohio Holdings Corp. (a)	8,453	128,908
United Parcel Service, Inc. Class B	7,400	545,010
UTI Worldwide, Inc.	6,396	471,705
TOTAL AIR FREIGHT & LOGISTICS		3,912,879
AIRLINES - 2.1%
AirTran Holdings, Inc. (a)	62,100	606,096
Alaska Air Group, Inc. (a)	4,400	129,888
AMR Corp. (a)	23,500	303,150
JetBlue Airways Corp. (a)	8,100	176,013
Ryanair Holdings PLC sponsored ADR (a)	2,000	91,380
TOTAL AIRLINES		1,306,527
AUTO COMPONENTS - 1.9%
American Axle & Manufacturing Holdings, Inc.	6,200	128,340
Amerigon, Inc. (a)	11,500	45,425
BorgWarner, Inc.	4,000	213,840
Johnson Controls, Inc.	3,800	215,308
LKQ Corp. (a)	7,100	176,222

	Shares	Value
Midas, Inc. (a)	8,200	$ 192,700
Tenneco Automotive, Inc. (a)	11,700	175,500
TOTAL AUTO COMPONENTS		1,147,335
AUTOMOBILES - 1.6%
Coachmen Industries, Inc.	10,300	126,175
Honda Motor Co. Ltd. sponsored ADR	5,100	126,072
Hyundai Motor Co.	4,210	236,930
National R.V. Holdings, Inc. (a)	16,300	144,581
Renault SA	2,400	205,403
Toyota Motor Corp. sponsored ADR	1,800	129,078
TOTAL AUTOMOBILES		968,239
BUILDING PRODUCTS - 2.1%
American Standard Companies, Inc.	4,410	188,748
Masco Corp.	15,010	480,620
Quixote Corp.	9,433	183,755
Trex Co., Inc. (a)	200	7,710
York International Corp.	11,300	465,560
TOTAL BUILDING PRODUCTS		1,326,393
CHEMICALS - 14.0%
Agrium, Inc.	26,900	501,482
Air Products & Chemicals, Inc.	11,400	686,622
Airgas, Inc.	14,600	350,400
Albemarle Corp.	7,000	266,280
Cytec Industries, Inc.	4,600	191,636
Dow Chemical Co.	24,600	1,114,134
Ecolab, Inc.	10,500	339,465
Ferro Corp.	13,190	253,776
FMC Corp. (a)	15,200	842,840
Great Lakes Chemical Corp.	8,700	294,930
Lubrizol Corp.	6,700	263,779
Lyondell Chemical Co.	13,150	312,181
Minerals Technologies, Inc.	2,200	148,060
Monsanto Co.	8,000	456,000
Mosaic Co. (a)	29,400	384,552
NOVA Chemicals Corp.	5,700	181,644
Pioneer Companies, Inc. (a)	17,700	374,709
PolyOne Corp. (a)	21,510	144,547
Potash Corp. of Saskatchewan	4,900	440,149
Praxair, Inc.	20,900	979,583
Rohm & Haas Co.	100	4,665
Spartech Corp.	6,700	135,541
TOTAL CHEMICALS		8,666,975
COMMERCIAL SERVICES & SUPPLIES - 2.0%
Herman Miller, Inc.	9,834	286,268
Resources Connection, Inc. (a)	6,900	137,448
Robert Half International, Inc.	11,500	286,810
Waste Connections, Inc. (a)	7,350	272,538
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - CONTINUED
Waste Management, Inc.	1,100	$ 32,439
Waste Services, Inc. (a)	61,500	236,775
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,252,278
COMMUNICATIONS EQUIPMENT - 0.5%
Harris Corp.	10,500	301,770
CONSTRUCTION & ENGINEERING - 6.4%
Chicago Bridge & Iron Co. NV (NY Shares)	19,800	427,680
Comfort Systems USA, Inc. (a)	22,300	140,267
Dycom Industries, Inc. (a)	20,200	396,728
EMCOR Group, Inc. (a)	4,700	223,250
Fluor Corp.	19,900	1,143,255
Foster Wheeler Ltd. (a)	16,860	249,528
Infrasource Services, Inc.	2,900	31,900
Jacobs Engineering Group, Inc. (a)	4,100	215,578
Perini Corp. (a)	19,700	297,076
Shaw Group, Inc. (a)	26,000	523,900
SNC-Lavalin Group, Inc.	3,100	168,337
Washington Group International, Inc. (a)	3,000	144,030
TOTAL CONSTRUCTION & ENGINEERING		3,961,529
CONSTRUCTION MATERIALS - 1.7%
Eagle Materials, Inc.	3,440	301,585
Florida Rock Industries, Inc.	8,100	530,145
Lafarge North America, Inc.	3,200	193,184
TOTAL CONSTRUCTION MATERIALS		1,024,914
CONTAINERS & PACKAGING - 1.0%
Owens-Illinois, Inc. (a)	20,220	519,856
Packaging Corp. of America	3,700	80,808
TOTAL CONTAINERS & PACKAGING		600,664
DIVERSIFIED CONSUMER SERVICES - 0.1%
Education Management Corp. (a)	2,900	94,105
ELECTRIC UTILITIES - 0.3%
Shanghai Electric (Group) Corp. (H Shares)	898,000	192,750
ELECTRICAL EQUIPMENT - 2.5%
ABB Ltd. sponsored ADR (a)	68,100	446,055
AMETEK, Inc.	5,500	210,265
Emerson Electric Co.	100	6,647
NEOMAX Co. Ltd.	7,000	157,202
Rockwell Automation, Inc.	5,000	256,850
Roper Industries, Inc.	6,780	473,922
TOTAL ELECTRICAL EQUIPMENT		1,550,941

	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
FARO Technologies, Inc. (a)	2,300	$ 63,986
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Varian, Inc. (a)	1,600	59,520
HOUSEHOLD DURABLES - 4.8%
D.R. Horton, Inc.	14,000	483,980
Harman International Industries, Inc.	1,900	157,434
Interface, Inc. Class A (a)	55,678	425,937
KB Home	8,000	540,320
Ryland Group, Inc.	4,520	309,620
Tempur-Pedic International, Inc. (a)	19,300	450,269
Toll Brothers, Inc. (a)	6,300	583,317
TOTAL HOUSEHOLD DURABLES		2,950,877
INDUSTRIAL CONGLOMERATES - 6.4%
3M Co.	10,560	809,424
General Electric Co.	27,860	1,016,333
Tyco International Ltd.	72,830	2,106,968
TOTAL INDUSTRIAL CONGLOMERATES		3,932,725
IT SERVICES - 0.3%
Anteon International Corp. (a)	2,500	110,475
SI International, Inc. (a)	2,800	79,380
TOTAL IT SERVICES		189,855
MACHINERY - 13.9%
A.S.V., Inc. (a)	3,500	127,050
Briggs & Stratton Corp.	7,100	240,406
Bucyrus International, Inc. Class A	15,200	542,336
Caterpillar, Inc.	13,100	1,232,841
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	15,040	304,532
Danaher Corp.	8,600	474,118
Deere & Co.	13,100	866,565
Dover Corp.	8,000	302,960
Freightcar America, Inc.	14,114	277,764
Gardner Denver, Inc. (a)	8,200	314,470
Hyundai Heavy Industries Co. Ltd.	7,870	417,911
Hyundai Mipo Dockyard Co. Ltd.	4,820	305,705
ITT Industries, Inc.	6,200	589,000
Joy Global, Inc.	18,050	677,597
Kennametal, Inc.	2	88
Manitowoc Co., Inc.	10,500	425,565
Navistar International Corp. (a)	8,170	249,267
PACCAR, Inc.	42	2,972
Pall Corp.	100	2,919
Pentair, Inc.	3,560	158,456
SPX Corp.	2,100	93,261
Timken Co.	11,000	258,500
Toro Co.	1,700	73,185
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Wabash National Corp.	6,100	$ 151,951
Watts Water Technologies, Inc. Class A	13,800	480,654
TOTAL MACHINERY		8,570,073
MARINE - 2.0%
Alexander & Baldwin, Inc.	4,020	178,689
Camillo Eitzen & Co. ASA	13,300	146,258
Diana Shipping, Inc.	10,000	155,000
DryShips, Inc.	7,200	133,200
Excel Maritime Carriers Ltd. (a)	6,100	97,295
Odfjell ASA (A Shares)	15,300	291,478
Stolt-Nielsen SA	8,000	267,641
TOTAL MARINE		1,269,561
METALS & MINING - 0.6%
Carpenter Technology Corp.	2,700	145,800
Noranda, Inc.	13,300	212,024
TOTAL METALS & MINING		357,824
OIL, GAS & CONSUMABLE FUELS - 1.3%
Ashland, Inc.	7,200	491,760
Massey Energy Co.	2,800	113,204
Teekay Shipping Corp.	4,400	186,912
TOTAL OIL, GAS & CONSUMABLE FUELS		791,876
ROAD & RAIL - 7.3%
Burlington Northern Santa Fe Corp.	20,100	993,342
Canadian National Railway Co.	13,700	838,241
Canadian Pacific Railway Ltd.	12,200	448,558
CSX Corp.	15,170	630,769
Laidlaw International, Inc. (a)	19,500	433,680
Landstar System, Inc. (a)	11,236	379,103
Norfolk Southern Corp.	24,520	782,678
TOTAL ROAD & RAIL		4,506,371
SPECIALTY RETAIL - 0.8%
Asbury Automotive Group, Inc. (a)	4,900	72,030
Sherwin-Williams Co.	6,300	280,035
The Pep Boys - Manny, Moe & Jack	12,800	171,008
TOTAL SPECIALTY RETAIL		523,073
TRADING COMPANIES & DISTRIBUTORS - 1.7%
MSC Industrial Direct Co., Inc. Class A	15,000	466,950
WESCO International, Inc. (a)	20,300	592,760
TOTAL TRADING COMPANIES & DISTRIBUTORS		1,059,710
TOTAL COMMON STOCKS (Cost $54,601,989)		61,258,792
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Rolls-Royce Group PLC Series B	555,000	$ 1,034
AUTOMOBILES - 0.2%
Porsche AG (non-vtg.)	200	139,052
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $147,824)		140,086
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 3.05% (b)	554,650	554,650
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	2,413,550	2,413,550
TOTAL MONEY MARKET FUNDS (Cost $2,968,200)		2,968,200
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $57,718,013)		64,367,078
NET OTHER ASSETS - (4.1)%		(2,556,182)
NET ASSETS - 100%		$ 61,810,896
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $57,900,047. Net unrealized appreciation aggregated $6,467,031, of which $8,298,583 related to appreciated investment securities and $1,831,552 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Defense and Aerospace Portfolio

May 31, 2005

1.802165.101

DEF-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
AEROSPACE & DEFENSE - 79.2%
AAR Corp. (a)	524,200	$ 8,408,168
Alliant Techsystems, Inc. (a)	275,555	19,757,294
BE Aerospace, Inc. (a)	711,850	10,300,470
Bombardier, Inc. Class B (sub. vtg.)	900,000	1,728,011
DRS Technologies, Inc. (a)	283,400	13,342,472
EDO Corp.	101,900	2,901,093
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	559,600	16,955,880
Engineered Support Systems, Inc.	518,532	20,222,748
Essex Corp. (a)	23,900	446,930
GenCorp, Inc. (non-vtg.) (a)	318,500	6,019,650
General Dynamics Corp.	237,100	25,602,058
Goodrich Corp.	769,050	32,192,433
Hexcel Corp. (a)	174,700	2,854,598
Honeywell International, Inc.	1,424,400	51,606,011
L-3 Communications Holdings, Inc.	631,100	44,669,258
Lockheed Martin Corp.	525,200	34,080,228
Mercury Computer Systems, Inc. (a)	85,700	2,476,730
Northrop Grumman Corp.	589,948	32,871,903
Orbital Sciences Corp. (a)	1,032,692	10,027,439
Precision Castparts Corp.	577,600	44,896,848
Raytheon Co.	865,652	33,898,932
Rockwell Collins, Inc.	693,400	34,247,026
The Boeing Co.	806,700	51,548,130
Triumph Group, Inc. (a)	199,800	7,088,904
United Defense Industries, Inc.	329,400	24,543,594
United Technologies Corp.	359,800	38,390,660
TOTAL AEROSPACE & DEFENSE		571,077,468
COMMUNICATIONS EQUIPMENT - 6.9%
Anaren, Inc. (a)	109,700	1,298,848
Harris Corp.	1,465,000	42,104,100
REMEC, Inc. (a)	235,064	1,469,150
ViaSat, Inc. (a)	233,400	4,735,686
TOTAL COMMUNICATIONS EQUIPMENT		49,607,784
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.9%
Aeroflex, Inc. (a)	628,300	5,026,400
Trimble Navigation Ltd. (a)	226,450	8,992,330
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		14,018,730
IT SERVICES - 1.0%
SRA International, Inc. Class A (a)	174,800	5,934,460
Titan Corp. (a)	58,500	1,287,000
TOTAL IT SERVICES		7,221,460

	Shares	Value
MEDIA - 6.1%
EchoStar Communications Corp. Class A	1,276,000	$ 37,297,480
The DIRECTV Group, Inc. (a)	441,511	6,591,759
TOTAL MEDIA		43,889,239
METALS & MINING - 0.2%
Carpenter Technology Corp.	22,100	1,193,400
TOTAL COMMON STOCKS (Cost $543,505,033)		687,008,081
Money Market Funds - 6.4%

Fidelity Cash Central Fund, 3.05% (b)	34,076,274	34,076,274
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	11,883,100	11,883,100
TOTAL MONEY MARKET FUNDS (Cost $45,959,374)		45,959,374
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $589,464,407)		732,967,455
NET OTHER ASSETS - (1.7)%		(12,227,215)
NET ASSETS - 100%		$ 720,740,240
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $591,234,437. Net unrealized appreciation aggregated $141,733,018, of which $154,001,957 related to appreciated investment securities and $12,268,939 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Developing
Communications Portfolio

May 31, 2005

1.802166.101

DEV-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.2%
51job, Inc. sponsored ADR	68,000	$ 951,320
COMMUNICATIONS EQUIPMENT - 65.0%
ADC Telecommunications, Inc. (a)	192,100	3,488,536
Adva AG Optical Networking (a)	466,280	2,484,471
Alvarion Ltd. (a)	415,700	3,766,242
Andrew Corp. (a)	322,700	4,279,002
AudioCodes Ltd. (a)	560,990	6,771,149
Avaya, Inc. (a)	2,445,600	22,377,240
Bookham, Inc. (a)	16,528	46,278
Carrier Access Corp. (a)	213,300	1,028,106
CIENA Corp. (a)	3,156,900	6,882,042
Comverse Technology, Inc. (a)	558,856	13,149,882
Corning, Inc. (a)	1,598,200	25,059,776
F5 Networks, Inc. (a)	50,100	2,565,621
Foxconn International Holdings Ltd.	80,000	52,440
Harmonic, Inc. (a)	344,400	2,145,612
InterDigital Communication Corp. (a)	2,800	51,688
Juniper Networks, Inc. (a)	1,842,359	47,238,085
Marconi Corp. PLC (a)	150,700	821,511
Motorola, Inc.	931,200	16,174,944
MRV Communications, Inc. (a)	952,635	1,762,375
NMS Communications Corp. (a)	1,313,900	4,270,175
Nokia Corp. sponsored ADR	2,192,800	36,970,608
Polycom, Inc. (a)	144,800	2,477,528
Powerwave Technologies, Inc. (a)	504,700	4,607,911
QUALCOMM, Inc.	1,149,700	42,837,822
Redback Networks, Inc. (a)	76,617	436,717
Research In Motion Ltd. (a)	468,100	38,993,416
Riverstone Networks, Inc. (a)	4,090,300	2,842,759
SiRF Technology Holdings, Inc. (a)	419,800	5,944,368
Sonus Networks, Inc. (a)	1,188,196	5,287,472
Stratex Networks, Inc. (a)	387,300	677,775
Tekelec (a)	142,900	1,944,869
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,848	58,083
Telson Electronics Co. Ltd. (a)	850,529	0
Tut Systems, Inc. (a)	109,700	331,294
TOTAL COMMUNICATIONS EQUIPMENT		307,825,797
COMPUTERS & PERIPHERALS - 1.1%
Compal Electronics, Inc.	231,363	222,032
Concurrent Computer Corp. (a)	1,218,178	2,217,084
NEC Corp. sponsored ADR	700	3,906
Novatel Wireless, Inc. (a)	212,300	2,647,381
TOTAL COMPUTERS & PERIPHERALS		5,090,403
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
Philippine Long Distance Telephone Co. sponsored ADR	63,300	1,717,962

	Shares	Value
PT Indosat Tbk sponsored ADR	28,200	$ 726,150
PT Telkomunikasi Indonesia Tbk sponsored ADR	48,600	959,850
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		3,403,962
ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.6%
Aeroflex, Inc. (a)	638,800	5,110,400
AU Optronics Corp. sponsored ADR	593,385	10,229,957
Brightpoint, Inc. (a)	94,300	1,772,840
CellStar Corp. (a)	303,596	394,675
KEMET Corp. (a)	343,000	2,401,000
Merix Corp. (a)	197,432	1,431,382
Photon Dynamics, Inc. (a)	406,100	7,841,791
TTM Technologies, Inc. (a)	259,800	2,062,812
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		31,244,857
HOUSEHOLD DURABLES - 0.4%
Thomson SA	73,800	1,868,056
INTERNET SOFTWARE & SERVICES - 9.0%
Akamai Technologies, Inc. (a)	73,900	1,037,556
AsiaInfo Holdings, Inc. (a)	270,600	1,407,120
Google, Inc. Class A (sub. vtg.)	118,200	32,906,880
Openwave Systems, Inc. (a)	249,019	3,872,245
Sina Corp. (a)	55,100	1,533,433
Tom Online, Inc. sponsored ADR (a)	148,000	1,710,880
TOTAL INTERNET SOFTWARE & SERVICES		42,468,114
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.6%
Agere Systems, Inc. (a)	81,590	1,109,624
Amkor Technology, Inc. (a)	132,000	468,600
Applied Micro Circuits Corp. (a)	816,568	2,343,550
ARM Holdings PLC sponsored ADR	400,200	2,381,190
Exar Corp. (a)	32,800	472,320
Freescale Semiconductor, Inc. Class A	588,000	11,877,600
Helix Technology Corp.	124,600	1,571,206
Intersil Corp. Class A	130,049	2,439,719
Marvell Technology Group Ltd. (a)	10,700	438,272
Microtune, Inc. (a)	300,500	1,328,210
Mindspeed Technologies, Inc. (a)	3,800,005	5,434,007
O2Micro International Ltd. (a)	412,000	5,133,520
Pixelworks, Inc. (a)	65,300	559,621
PowerDsine Ltd.	46,000	425,500
RF Micro Devices, Inc. (a)	212,600	988,590
Sigma Designs, Inc. (a)	43,100	340,490
Silicon Image, Inc. (a)	150,800	1,770,392
Skyworks Solutions, Inc. (a)	206,300	1,305,879
Teradyne, Inc. (a)	55,800	725,958
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - continued
Vitesse Semiconductor Corp. (a)	1,405,400	$ 3,513,500
Volterra Semiconductor Corp.	68,400	934,344
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		45,562,092
SOFTWARE - 3.4%
JAMDAT Mobile, Inc.	161,790	4,564,096
Macrovision Corp. (a)	103,464	2,173,779
NAVTEQ Corp.	18,100	690,515
Portal Software, Inc. (a)	224,300	441,871
RADWARE Ltd. (a)	80,900	1,808,115
Ulticom, Inc. (a)	686,578	6,316,518
TOTAL SOFTWARE		15,994,894
WIRELESS TELECOMMUNICATION SERVICES - 3.4%
Crown Castle International Corp. (a)	130,600	2,322,068
Nextel Partners, Inc. Class A (a)	168,700	4,006,625
NII Holdings, Inc. (a)	49,300	2,938,280
Wireless Facilities, Inc. (a)	1,384,569	7,130,530
TOTAL WIRELESS TELECOMMUNICATION SERVICES		16,397,503
TOTAL COMMON STOCKS (Cost $508,001,013)		470,806,998
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Procket Networks, Inc. Series C (a)(d) (Cost $1,293,756)	131,000	1
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 3.05% (b)	1,858,397	1,858,397
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	16,297,525	16,297,525
TOTAL MONEY MARKET FUNDS (Cost $18,155,922)		18,155,922
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $527,450,691)		488,962,921
NET OTHER ASSETS - (3.2)%		(15,108,830)
NET ASSETS - 100%		$ 473,854,091
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Procket Networks, Inc. Series C	12/26/00	$ 1,293,756
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $532,292,475. Net unrealized depreciation aggregated $43,329,554, of which $39,088,319 related to appreciated investment securities and $82,417,873 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Electronics Portfolio

May 31, 2005

1.802167.101

ELE-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
BIOTECHNOLOGY - 0.2%
Caliper Life Sciences, Inc. (a)	1,000,000	$ 6,160,000
BUILDING PRODUCTS - 0.3%
Asahi Glass Co. Ltd.	700,000	7,545,684
CHEMICALS - 0.7%
Nitto Denko Corp.	200,000	11,201,198
Tokuyama Corp.	1,000,000	7,369,692
TOTAL CHEMICALS		18,570,890
COMMUNICATIONS EQUIPMENT - 3.6%
CSR PLC (a)	200,000	1,380,996
Motorola, Inc.	3,500,000	60,795,000
Nokia Corp. sponsored ADR	2,000,000	33,720,000
TOTAL COMMUNICATIONS EQUIPMENT		95,895,996
COMPUTERS & PERIPHERALS - 2.1%
Acer, Inc.	5,000,000	9,485,095
Hutchinson Technology, Inc. (a)	200,000	8,274,000
Quanta Computer, Inc.	13,000,000	23,790,850
Western Digital Corp. (a)	1,000,000	15,010,000
TOTAL COMPUTERS & PERIPHERALS		56,559,945
ELECTRICAL EQUIPMENT - 0.9%
Evergreen Solar, Inc. (a)	2,000,000	10,100,000
Motech Industries, Inc.	1,000,000	14,952,973
TOTAL ELECTRICAL EQUIPMENT		25,052,973
ELECTRONIC EQUIPMENT & INSTRUMENTS - 13.7%
Agilent Technologies, Inc. (a)	2,000,000	48,020,000
Amphenol Corp. Class A	600,000	25,434,000
Arrow Electronics, Inc. (a)	1,850,000	51,707,500
AU Optronics Corp. sponsored ADR	1,700,000	29,308,000
Avnet, Inc. (a)	1,500,014	31,380,293
Benchmark Electronics, Inc. (a)	300,000	9,501,000
Flextronics International Ltd. (a)	4,500,000	57,510,000
Hon Hai Precision Industries Co. Ltd.	20,000,000	104,893,991
Ingram Micro, Inc. Class A (a)	200,000	3,162,000
Mettler-Toledo International, Inc. (a)	100,000	4,900,000
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		365,816,784
HOUSEHOLD DURABLES - 0.6%
Koninklijke Philips Electronics NV (NY Shares)	100,000	2,562,000
LG Electronics, Inc.	200,000	14,531,020
TOTAL HOUSEHOLD DURABLES		17,093,020
INTERNET SOFTWARE & SERVICES - 0.6%
Google, Inc. Class A (sub. vtg.)	55,000	15,312,000

	Shares	Value
OFFICE ELECTRONICS - 0.6%
Canon, Inc. sponsored ADR	300,000	$ 16,275,000
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 73.3%
Agere Systems, Inc. (a)	2,600,000	35,360,000
Altera Corp. (a)	400,000	8,876,000
AMIS Holdings, Inc. (a)	726,300	8,715,600
Analog Devices, Inc.	7,000,000	259,560,000
Applied Materials, Inc.	4,000,000	65,640,000
ARM Holdings PLC sponsored ADR	3,000,000	17,850,000
ASML Holding NV (NY Shares) (a)	2,200,000	35,464,000
ATI Technologies, Inc. (a)	2,000,000	29,971,319
ATMI, Inc. (a)	270,000	7,587,000
Axcelis Technologies, Inc. (a)	450,000	2,992,500
Broadcom Corp. Class A (a)	1,200,000	42,588,000
Chartered Semiconductor Manufacturing Ltd. sponsored ADR (a)	450,000	3,240,000
Credence Systems Corp. (a)	700,000	5,544,000
Cypress Semiconductor Corp. (a)	800,000	10,344,000
DSP Group, Inc. (a)	200,000	4,704,000
Exar Corp. (a)	350,000	5,040,000
FormFactor, Inc. (a)	500,000	13,010,000
Freescale Semiconductor, Inc.:
Class A	1,200,000	24,240,000
Class B (a)	1,200,048	24,240,970
Infineon Technologies AG sponsored ADR (a)	400,000	3,528,000
Integrated Circuit Systems, Inc. (a)	500,000	10,595,000
Intel Corp.	11,800,000	317,773,999
International Rectifier Corp. (a)	150,000	7,167,000
Intersil Corp. Class A	800,000	15,008,000
KLA-Tencor Corp.	1,500,000	68,115,000
Lam Research Corp. (a)	2,675,000	82,069,000
Linear Technology Corp.	1,000,000	37,470,000
LSI Logic Corp. (a)	3,000,000	22,080,000
Marvell Technology Group Ltd. (a)	1,500,000	61,440,000
Maxim Integrated Products, Inc.	3,000,000	118,200,000
MEMC Electronic Materials, Inc. (a)	200,000	2,740,000
Microchip Technology, Inc.	900,000	26,676,000
Mindspeed Technologies, Inc. (a)	4,904,200	7,013,006
National Semiconductor Corp.	11,400,000	229,368,000
O2Micro International Ltd. (a)	500,000	6,230,000
ON Semiconductor Corp. (a)	1,000,000	4,500,000
PMC-Sierra, Inc. (a)	3,274,805	28,720,040
PortalPlayer, Inc.	200,000	4,066,000
Rambus, Inc. (a)	1,250,000	19,162,500
Samsung Electronics Co. Ltd.	100,000	48,535,988
Silicon Image, Inc. (a)	1,000,000	11,740,000
Silicon Laboratories, Inc. (a)	700,000	19,411,000
Skyworks Solutions, Inc. (a)	1,000,000	6,330,000
STATS ChipPAC Ltd. sponsored ADR (a)	2,500,000	18,050,000
Teradyne, Inc. (a)	750,000	9,757,500
Texas Instruments, Inc.	4,000,000	110,560,000
Trident Microsystems, Inc. (a)	600,000	12,708,000
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - continued
Varian Semiconductor Equipment Associates, Inc. (a)	400,000	$ 16,232,000
Veeco Instruments, Inc. (a)	600,000	9,042,000
Vitesse Semiconductor Corp. (a)	7,000,000	17,500,000
Volterra Semiconductor Corp.	300,000	4,098,000
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,960,853,422
SOFTWARE - 0.8%
Cadence Design Systems, Inc. (a)	800,000	11,176,000
Synopsys, Inc. (a)	500,000	9,035,000
TOTAL SOFTWARE		20,211,000
TOTAL COMMON STOCKS (Cost $2,533,694,480)		2,605,346,714
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Procket Networks, Inc. Series C (a)(d) (Cost $2,469,000)	250,000	3
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 3.05% (b)	55,600,247	55,600,247
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	48,255,075	48,255,075
TOTAL MONEY MARKET FUNDS (Cost $103,855,322)		103,855,322
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $2,640,018,802)		2,709,202,039
NET OTHER ASSETS - (1.3)%		(34,332,249)
NET ASSETS - 100%		$ 2,674,869,790
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Procket Networks, Inc. Series C	11/15/00	$ 2,469,000
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,656,940,410. Net unrealized appreciation aggregated $52,261,629, of which $255,170,269 related to appreciated investment securities and $202,908,640 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Portfolio

May 31, 2005

1.802168.101

ENE-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
ELECTRIC UTILITIES - 1.1%
Allegheny Energy, Inc. (a)	167,400	$ 4,047,732
Exelon Corp.	196,000	9,182,600
TOTAL ELECTRIC UTILITIES		13,230,332
ENERGY EQUIPMENT & SERVICES - 40.5%
AKITA Drilling Ltd. Class A (non-vtg.)	275,800	6,734,600
Baker Hughes, Inc.	469,850	21,702,372
BJ Services Co.	825,200	41,548,820
Cooper Cameron Corp. (a)	262,700	15,528,197
Diamond Offshore Drilling, Inc.	3,100	146,475
ENSCO International, Inc.	92,400	3,076,920
FMC Technologies, Inc. (a)	4,900	154,595
GlobalSantaFe Corp.	696,100	25,505,104
Grant Prideco, Inc. (a)	425,400	10,218,108
Gulfmark Offshore, Inc. (a)	274,900	6,888,994
Halliburton Co.	1,588,800	67,905,312
Hornbeck Offshore Services, Inc.	668,000	16,466,200
Maverick Tube Corp. (a)	191,000	5,770,110
Nabors Industries Ltd. (a)	197,100	10,862,181
National Oilwell Varco, Inc. (a)	1,205,150	54,231,750
Noble Corp.	159,700	9,042,214
Pason Systems, Inc.	147,960	2,298,614
Precision Drilling Corp. (a)	561,800	22,065,599
Pride International, Inc. (a)	994,700	22,430,485
Rowan Companies, Inc.	222,200	6,110,500
RPC, Inc.	5,500	81,235
Schlumberger Ltd. (NY Shares)	1,131,480	77,359,287
Smith International, Inc.	617,100	36,260,796
Tenaris SA sponsored ADR	136,600	9,527,850
Transocean, Inc. (a)	306,200	15,251,822
Weatherford International Ltd. (a)	339,760	17,861,183
TOTAL ENERGY EQUIPMENT & SERVICES		505,029,323
GAS UTILITIES - 1.1%
Questar Corp.	199,600	12,582,784
Xinao Gas Holdings Ltd.	1,432,000	947,875
TOTAL GAS UTILITIES		13,530,659
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.2%
AES Corp. (a)	469,800	6,995,322
Constellation Energy Group, Inc.	63,400	3,388,730
NRG Energy, Inc. (a)	101,200	3,617,900
TXU Corp.	169,600	13,615,488
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS		27,617,440
MULTI-UTILITIES - 1.8%
Dominion Resources, Inc.	328,500	23,096,835

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 52.4%
Anadarko Petroleum Corp.	44,100	$ 3,338,370
Apache Corp.	1,900	111,644
Ashland, Inc.	140,600	9,602,980
BG Group PLC sponsored ADR	290,500	11,137,770
BP PLC sponsored ADR	937,200	56,419,440
Burlington Resources, Inc.	3,300	167,244
Cabot Oil & Gas Corp.	105,700	3,313,695
Canadian Natural Resources Ltd.	858,500	24,793,360
Chesapeake Energy Corp.	798,500	16,345,295
ChevronTexaco Corp.	134,732	7,245,887
Comstock Resources, Inc. (a)	123,900	2,827,398
ConocoPhillips	455,486	49,119,610
CONSOL Energy, Inc.	445,600	21,321,960
Denbury Resources, Inc. (a)	41,000	1,311,180
El Paso Corp.	1,554,300	16,071,462
EnCana Corp.	1,037,376	35,951,128
Encore Acquisition Co. (a)	148,800	5,550,240
Energy Partners Ltd. (a)	7,500	171,375
ENI Spa sponsored ADR	46,300	5,939,364
Exxon Mobil Corp.	796,110	44,741,382
Forest Oil Corp. (a)	459,900	18,285,624
Frontier Oil Corp.	271,700	13,288,847
Gastar Exploration Ltd. (a)	791,700	2,428,334
General Maritime Corp.	57,700	2,409,552
Giant Industries, Inc. (a)	246,000	7,087,260
Holly Corp.	230,300	8,804,369
Marathon Oil Corp.	3,200	155,168
Massey Energy Co.	291,000	11,765,130
MOL Magyar Olay-es Gazipari RT GDR (a)	12,500	935,000
Neste Oil Oyj	94,350	2,107,258
Newfield Exploration Co. (a)	33,900	1,303,455
Noble Energy, Inc.	94,400	7,020,528
Occidental Petroleum Corp.	472,300	34,529,853
OMI Corp.	127,600	2,467,784
Peabody Energy Corp.	523,800	25,006,212
Plains Exploration & Production Co. (a)	448,700	13,707,785
Pogo Producing Co.	136,800	6,763,392
Polski Koncern Naftowy Orlen SA unit	33,300	914,085
Premcor, Inc.	686,300	46,579,181
Quicksilver Resources, Inc. (a)	233,000	12,162,600
Range Resources Corp.	696,900	16,098,390
Repsol YPF SA sponsored ADR	300	7,518
Royal Dutch Petroleum Co. (NY Shares)	1,300	76,154
Sunoco, Inc.	73,300	7,518,381
Talisman Energy, Inc.	6,800	224,825
Teekay Shipping Corp.	3,100	131,688
Total SA sponsored ADR	584,500	64,990,555
Ultra Petroleum Corp. (a)	4,700	127,887
Valero Energy Corp.	465,200	31,922,024
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - continued
Williams Companies, Inc.	8,600	$ 158,326
XTO Energy, Inc.	2,233	69,491
TOTAL OIL, GAS & CONSUMABLE FUELS		654,527,440
TOTAL COMMON STOCKS (Cost $1,054,384,693)		1,237,032,029
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 3.05% (b)	9,317,651	9,317,651
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	3,301,950	3,301,950
TOTAL MONEY MARKET FUNDS (Cost $12,619,601)		12,619,601
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,067,004,294)		1,249,651,630
NET OTHER ASSETS - (0.1)%		(1,838,648)
NET ASSETS - 100%		$ 1,247,812,982
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,071,530,759. Net unrealized appreciation aggregated $178,120,871, of which $193,314,298 related to appreciated investment securities and $15,193,427 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Service Portfolio

May 31, 2005

1.802169.101

ENS-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 93.0%
Baker Hughes, Inc.	854,236	$ 39,457,161
BJ Services Co.	782,887	39,418,360
Cal Dive International, Inc. (a)	53,700	2,437,980
Carbo Ceramics, Inc.	30,500	2,185,020
Diamond Offshore Drilling, Inc.	550,200	25,996,950
Dril-Quip, Inc. (a)	65,400	1,788,690
GlobalSantaFe Corp.	1,527,710	55,975,294
Grant Prideco, Inc. (a)	1,366,005	32,811,440
Grey Wolf, Inc. (a)	456,000	2,995,920
Halliburton Co.	2,128,967	90,992,051
Helmerich & Payne, Inc.	197,400	8,186,178
Hornbeck Offshore Services, Inc.	235,000	5,792,750
Hydril Co. (a)	64,200	3,332,622
Key Energy Services, Inc. (a)	126,100	1,393,405
Lone Star Technologies, Inc. (a)	96,800	4,012,360
Maverick Tube Corp. (a)	364,200	11,002,482
Nabors Industries Ltd. (a)	1,005,977	55,439,392
National Oilwell Varco, Inc. (a)	1,603,731	72,167,895
Noble Corp.	715,750	40,525,765
Oceaneering International, Inc. (a)	79,700	2,909,050
Offshore Logistics, Inc. (a)	70,200	2,198,664
Oil States International, Inc. (a)	426,000	9,866,160
Patterson-UTI Energy, Inc.	546,300	14,471,487
Precision Drilling Corp. (a)	412,800	16,213,384
Pride International, Inc. (a)	2,316,886	52,245,779
RPC, Inc.	187,200	2,764,944
Schlumberger Ltd. (NY Shares)	692,745	47,362,976
Smith International, Inc.	625,628	36,761,901
Superior Energy Services, Inc. (a)	318,200	4,979,830
Transocean, Inc. (a)	811,027	40,397,255
Unit Corp. (a)	82,400	3,215,248
Weatherford International Ltd. (a)	654,805	34,423,099
TOTAL ENERGY EQUIPMENT & SERVICES		763,721,492
OIL, GAS & CONSUMABLE FUELS - 5.9%
Forest Oil Corp. (a)	304,300	12,098,968
Quicksilver Resources, Inc. (a)	312,600	16,317,720
Range Resources Corp.	502,100	11,598,510
Valero Energy Corp.	125,700	8,625,534
TOTAL OIL, GAS & CONSUMABLE FUELS		48,640,732
TOTAL COMMON STOCKS (Cost $612,077,072)		812,362,224
Money Market Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 3.05% (b)	3,422,491	$ 3,422,491
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	38,854,650	38,854,650
TOTAL MONEY MARKET FUNDS (Cost $42,277,141)		42,277,141
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $654,354,213)		854,639,365
NET OTHER ASSETS - (4.0)%		(32,909,627)
NET ASSETS - 100%		$ 821,729,738
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $655,968,548. Net unrealized appreciation aggregated $198,670,817, of which $203,871,609 related to appreciated investment securities and $5,200,792 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Environmental Portfolio

May 31, 2005

1.802170.101

ENV-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.3%
	Shares	Value
AUTO COMPONENTS - 1.5%
Ballard Power Systems, Inc. (a)	119,400	$ 427,108
BUILDING PRODUCTS - 0.5%
Trex Co., Inc. (a)	3,700	142,635
CHEMICALS - 4.9%
Calgon Carbon Corp.	68,600	611,226
Ecolab, Inc.	23,900	772,687
TOTAL CHEMICALS		1,383,913
COMMERCIAL SERVICES & SUPPLIES - 23.3%
Allied Waste Industries, Inc. (a)	207,400	1,599,054
Bennett Environmental, Inc. (a)	4,800	13,690
Casella Waste Systems, Inc. Class A (a)	12,700	144,907
Clean Harbors, Inc. (a)	3,800	78,850
Marsulex, Inc. (a)	12,300	70,065
Republic Services, Inc.	46,100	1,635,628
Stericycle, Inc. (a)	8,300	411,846
Tetra Tech, Inc. (a)	47,400	571,170
TRC Companies, Inc. (a)	8,500	96,900
Waste Connections, Inc. (a)	36,700	1,360,836
Waste Management, Inc.	22,293	657,421
TOTAL COMMERCIAL SERVICES & SUPPLIES		6,640,367
CONSTRUCTION & ENGINEERING - 0.8%
Insituform Technologies, Inc. Class A (a)	16,100	238,924
CONSTRUCTION MATERIALS - 2.9%
Headwaters, Inc. (a)	24,900	823,692
ELECTRICAL EQUIPMENT - 2.2%
FuelCell Energy, Inc. (a)	25,100	204,314
Hydrogenics Corp. (a)	54,300	189,912
Plug Power, Inc. (a)	36,700	228,274
TOTAL ELECTRICAL EQUIPMENT		622,500
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
Itron, Inc. (a)	8,000	328,880
ENERGY EQUIPMENT & SERVICES - 1.8%
Halliburton Co.	9,700	414,578
Newpark Resources, Inc. (a)	18,000	109,800
TOTAL ENERGY EQUIPMENT & SERVICES		524,378

	Shares	Value
FOOD & STAPLES RETAILING - 6.6%
United Natural Foods, Inc. (a)	27,900	$ 905,076
Whole Foods Market, Inc.	6,500	773,370
Wild Oats Markets, Inc. (a)	16,800	188,832
TOTAL FOOD & STAPLES RETAILING		1,867,278
FOOD PRODUCTS - 4.4%
Bunge Ltd.	2,100	130,284
Green Mountain Coffee Roasters, Inc. (a)	14,300	475,761
Hain Celestial Group, Inc. (a)	22,400	403,200
SunOpta, Inc. (a)	51,100	249,963
TOTAL FOOD PRODUCTS		1,259,208
GAS UTILITIES - 0.0%
Questar Corp.	200	12,608
HEALTH CARE EQUIPMENT & SUPPLIES - 5.3%
Millipore Corp. (a)	29,500	1,518,955
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.6%
NRG Energy, Inc. (a)	12,700	454,025
MACHINERY - 26.5%
CLARCOR, Inc.	35,800	1,005,622
CUNO, Inc. (a)	5,000	355,500
Donaldson Co., Inc.	41,900	1,344,990
ESCO Technologies, Inc. (a)	9,400	796,650
Kadant, Inc. (a)	29,106	596,673
Lindsay Manufacturing Co.	26,400	528,264
Pall Corp.	58,200	1,698,858
Pentair, Inc.	17,900	796,729
Zenon Environmental, Inc. (a)	21,300	430,174
TOTAL MACHINERY		7,553,460
MULTI-UTILITIES - 3.6%
Veolia Environnement sponsored ADR	27,100	1,025,735
OIL, GAS & CONSUMABLE FUELS - 0.8%
Cheniere Energy, Inc. (a)	7,300	213,890
SPECIALTY RETAIL - 0.4%
Guitar Center, Inc. (a)	1,900	108,281
TOTAL COMMON STOCKS (Cost $24,425,148)		25,145,837
Money Market Funds - 23.0%

Fidelity Cash Central Fund, 3.05% (b)	5,041,839	5,041,839
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	1,503,150	1,503,150
TOTAL MONEY MARKET FUNDS (Cost $6,544,989)		6,544,989
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.97%, dated 5/31/05 due 6/1/05) (Cost $38,000)	$ 38,003	$ 38,000
TOTAL INVESTMENT PORTFOLIO - 111.4% (Cost $31,008,137)		31,728,826
NET OTHER ASSETS - (11.4)%		(3,234,912)
NET ASSETS - 100%		$ 28,493,914
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $31,289,313. Net unrealized appreciation aggregated $439,513, of which $1,789,168 related to appreciated investment securities and $1,349,655 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Financial Services Portfolio

May 31, 2005

1.802171.101

FIN-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CAPITAL MARKETS - 16.3%
American Capital Strategies Ltd.	12,100	$ 423,742
Ameritrade Holding Corp. (a)	88,665	1,317,562
Bank of New York Co., Inc.	48,036	1,384,398
Bear Stearns Companies, Inc.	22,900	2,268,016
Calamos Asset Management, Inc. Class A	15,900	384,462
Charles Schwab Corp.	243,900	2,765,826
Deutsche Bank AG (NY Shares)	5,100	397,392
E*TRADE Financial Corp. (a)	324,200	4,003,870
Federated Investors, Inc. Class B (non-vtg.)	20,050	593,681
Firstcity Financial Corp. (a)	29,010	377,130
Franklin Resources, Inc.	48,100	3,469,934
Goldman Sachs Group, Inc.	76,600	7,468,500
Investors Financial Services Corp.	12,000	497,880
LaBranche & Co., Inc. (a)	29,200	161,476
Lazard Ltd. Class A	50,300	1,088,995
Legg Mason, Inc.	19,700	1,618,946
Lehman Brothers Holdings, Inc.	43,900	4,047,580
Merrill Lynch & Co., Inc.	405,700	22,013,282
Morgan Stanley	80,800	3,955,968
National Financial Partners Corp.	22,300	852,752
Northern Trust Corp.	56,100	2,576,112
Nuveen Investments, Inc. Class A	26,200	944,510
Piper Jaffray Companies (a)	2,352	66,491
State Street Corp.	56,500	2,712,000
TradeStation Group, Inc. (a)	218,747	1,612,165
UBS AG (NY Shares)	90,900	7,031,115
TOTAL CAPITAL MARKETS		74,033,785
COMMERCIAL BANKS - 24.8%
Banco Popolare di Verona e Novara	110,000	1,992,642
Bangkok Bank Ltd. PCL (For. Reg.)	365,400	1,043,229
Bank of America Corp.	807,826	37,418,498
Cathay General Bancorp	64,893	2,206,362
Center Financial Corp., California	60,800	1,299,296
City National Corp.	9,800	696,094
East West Bancorp, Inc.	12,523	421,274
HDFC Bank Ltd. sponsored ADR	73,500	3,078,915
HSBC Holdings PLC sponsored ADR	3,151	250,063
M&T Bank Corp.	9,100	929,474
Mitsubishi Tokyo Financial Group, Inc. (MTFG) sponsored ADR	1,300	10,790
Nara Bancorp, Inc.	4,900	68,061
National Bank of Canada	73,800	3,106,162
North Fork Bancorp, Inc., New York	58,032	1,581,952
Royal Bank of Canada	53,700	3,208,652
Standard Chartered PLC (United Kingdom)	180,700	3,273,649
State Bank of India	105,459	1,778,003
SVB Financial Group (a)	30,700	1,466,232
Synovus Financial Corp.	1,000	29,070

	Shares	Value
U.S. Bancorp, Delaware	282,800	$ 8,294,524
UCBH Holdings, Inc.	48,200	824,220
UnionBanCal Corp.	25,200	1,581,804
Valley National Bancorp	247	5,893
Wachovia Corp.	342,659	17,389,944
Wells Fargo & Co.	284,250	17,171,543
Westcorp	72,300	3,502,212
TOTAL COMMERCIAL BANKS		112,628,558
COMMERCIAL SERVICES & SUPPLIES - 1.3%
Asset Acceptance Capital Corp. (a)	246,225	6,049,748
CONSUMER FINANCE - 10.2%
Advanta Corp. Class B	22,600	557,542
American Express Co.	413,400	22,261,590
Capital One Financial Corp.	118,000	8,897,200
Dollar Financial Corp.	284,779	2,548,772
First Marblehead Corp. (a)	116,200	5,188,330
MBNA Corp.	176,600	3,724,494
SLM Corp.	65,600	3,166,512
TOTAL CONSUMER FINANCE		46,344,440
DIVERSIFIED CONSUMER SERVICES - 0.8%
Jackson Hewitt Tax Service, Inc.	182,300	3,773,610
DIVERSIFIED FINANCIAL SERVICES - 10.3%
CapitalSource, Inc. (a)	23,600	450,288
Chicago Mercantile Exchange Holdings, Inc. Class A	300	64,857
CIT Group, Inc.	156,900	6,655,698
Citigroup, Inc.	332,434	15,660,966
Encore Capital Group, Inc. (a)	20,900	321,024
JPMorgan Chase & Co.	631,845	22,588,459
Marlin Business Services Corp. (a)	38,534	781,470
TOTAL DIVERSIFIED FINANCIAL SERVICES		46,522,762
INDUSTRIAL CONGLOMERATES - 1.6%
General Electric Co.	200,100	7,299,648
INSURANCE - 24.0%
ACE Ltd.	204,100	8,821,202
AFLAC, Inc.	134,600	5,592,630
AMBAC Financial Group, Inc.	40,600	2,929,290
American International Group, Inc.	632,851	35,154,873
Axis Capital Holdings Ltd.	49,600	1,364,496
Berkshire Hathaway, Inc. Class B (a)	1,560	4,383,600
Endurance Specialty Holdings Ltd.	171,170	6,239,147
Fidelity National Financial, Inc.	32,475	1,168,775
Genworth Financial, Inc. Class A (non-vtg.)	19,500	565,305
Hartford Financial Services Group, Inc.	81,100	6,065,469
HCC Insurance Holdings, Inc.	29,900	1,172,379
Hilb Rogal & Hobbs Co.	6,000	204,540
Lincoln National Corp.	6,300	286,839
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Marsh & McLennan Companies, Inc.	37,900	$ 1,100,616
Max Re Capital Ltd.	61,999	1,370,798
MBIA, Inc.	36,800	2,058,224
MetLife, Inc.	138,100	6,159,260
Montpelier Re Holdings Ltd.	22,400	769,440
PartnerRe Ltd.	47,400	3,131,718
Platinum Underwriters Holdings Ltd.	43,400	1,319,360
Protective Life Corp.	18,300	735,477
Prudential Financial, Inc.	39,300	2,488,083
Scottish Re Group Ltd.	65,500	1,531,390
Sun Life Financial, Inc.	151,100	4,760,998
The St. Paul Travelers Companies, Inc.	85,900	3,253,892
Torchmark Corp.	17,600	928,400
Unitrin, Inc.	22,100	1,100,359
XL Capital Ltd. Class A	55,400	4,170,512
TOTAL INSURANCE		108,827,072
IT SERVICES - 0.0%
First Data Corp.	200	7,566
REAL ESTATE - 2.8%
Apartment Investment & Management Co. Class A	36,100	1,339,310
CBL & Associates Properties, Inc.	11,580	943,423
Digital Realty Trust, Inc.	37,300	559,500
Duke Realty Corp.	22,200	685,314
Equity Lifestyle Properties, Inc.	13,100	496,490
Equity Residential (SBI)	31,500	1,130,850
Federal Realty Investment Trust (SBI)	7,200	397,440
Healthcare Realty Trust, Inc.	49,800	1,946,682
Reckson Associates Realty Corp.	27,000	852,930
Simon Property Group, Inc.	57,800	3,972,016
The Mills Corp.	9,200	528,816
Vornado Realty Trust	200	15,740
TOTAL REAL ESTATE		12,868,511
THRIFTS & MORTGAGE FINANCE - 6.3%
Countrywide Financial Corp.	106,173	3,946,450
Doral Financial Corp.	850	9,852
Downey Financial Corp.	8,100	607,662
Fannie Mae	150,300	8,903,772
Freddie Mac	18,500	1,203,240
Golden West Financial Corp., Delaware	69,300	4,339,566
Hudson City Bancorp, Inc.	45,200	1,557,140
MGIC Investment Corp.	17,700	1,085,718
Radian Group, Inc.	20,900	958,892
Sovereign Bancorp, Inc.	77,100	1,720,872
The PMI Group, Inc.	27,300	1,031,940

	Shares	Value
W Holding Co., Inc.	118,907	$ 1,073,730
Washington Mutual, Inc.	51,100	2,110,430
TOTAL THRIFTS & MORTGAGE FINANCE		28,549,264
TOTAL COMMON STOCKS (Cost $346,281,220)		446,904,964
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 3.05% (b)	4,599,285	4,599,285
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	12,858,100	12,858,100
TOTAL MONEY MARKET FUNDS (Cost $17,457,385)		17,457,385
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $363,738,605)		464,362,349
NET OTHER ASSETS - (2.3)%		(10,285,728)
NET ASSETS - 100%		$ 454,076,621
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $365,326,783. Net unrealized appreciation aggregated $99,035,566, of which $109,084,634 related to appreciated investment securities and $10,049,068 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Food and Agriculture Portfolio

May 31, 2005

1.802172.101

FOO-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
BEVERAGES - 18.7%
Allied Domecq PLC sponsored ADR	8,600	$ 435,590
Anheuser-Busch Companies, Inc.	43,200	2,023,920
Brown-Forman Corp. Class B (non-vtg.)	5,800	345,796
Coca-Cola Enterprises, Inc.	86,500	1,892,620
Coca-Cola Femsa SA de CV sponsored ADR	14,900	354,620
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	18,100	472,591
Constellation Brands, Inc. Class A (sub. vtg.) (a)	33,700	937,197
Diageo PLC sponsored ADR	35,100	2,040,012
Efes Breweries International NV unit (d)	7,000	211,680
Fomento Economico Mexicano SA de CV sponsored ADR	6,500	355,875
Pepsi Bottling Group, Inc.	7,200	204,264
PepsiCo, Inc.	134,500	7,566,970
Pernod-Ricard	4,400	679,510
SABMiller PLC	22,600	347,012
The Coca-Cola Co.	179,900	8,028,937
TOTAL BEVERAGES		25,896,594
BIOTECHNOLOGY - 0.3%
Senomyx, Inc.	26,800	370,644
CHEMICALS - 2.8%
Agrium, Inc.	28,100	523,853
Monsanto Co.	50,500	2,878,500
Syngenta AG sponsored ADR	22,600	466,464
TOTAL CHEMICALS		3,868,817
COMMERCIAL SERVICES & SUPPLIES - 1.5%
Aramark Corp. Class B	78,700	2,054,857
FOOD & STAPLES RETAILING - 4.8%
Albertsons, Inc.	100	2,099
Central European Distribution Corp. (a)	10,500	350,175
CVS Corp.	2,600	142,610
Kroger Co. (a)	92,400	1,549,548
Performance Food Group Co. (a)	100	2,706
Ruddick Corp.	11,700	281,151
Safeway, Inc. (a)	88,000	1,936,880
SUPERVALU, Inc.	100	3,276
Sysco Corp.	37,100	1,378,636
Wal-Mart Stores, Inc.	14,500	684,835
Weis Markets, Inc.	9,000	330,660
Whole Foods Market, Inc.	100	11,898
TOTAL FOOD & STAPLES RETAILING		6,674,474
FOOD PRODUCTS - 32.6%
Archer-Daniels-Midland Co.	183,200	3,636,520

	Shares	Value
Bunge Ltd.	29,000	$ 1,799,160
Cadbury Schweppes PLC sponsored ADR	13,700	540,054
Campbell Soup Co.	44,500	1,380,835
Chiquita Brands International, Inc.	12,000	348,960
ConAgra Foods, Inc.	100	2,615
Corn Products International, Inc.	80,400	1,776,036
Dean Foods Co. (a)	50	1,949
General Mills, Inc.	61,700	3,054,150
Groupe Danone sponsored ADR	11,000	202,400
Hormel Foods Corp.	12,000	355,440
Kellogg Co.	112,400	5,113,076
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	3,400	135,599
Kraft Foods, Inc. Class A	133,400	4,327,496
Lindt & Spruengli AG	20	319,474
McCormick & Co., Inc. (non-vtg.)	22,300	754,632
Nestle SA sponsored ADR	128,000	8,422,400
People's Food Holdings Ltd.	191,700	107,535
Ralcorp Holdings, Inc.	100	3,814
Sanderson Farms, Inc.	100	3,790
Smithfield Foods, Inc. (a)	50,600	1,509,398
Tyson Foods, Inc. Class A	33,400	616,564
Unilever NV (NY Shares)	129,200	8,596,968
Wm. Wrigley Jr. Co.	29,300	2,000,311
TOTAL FOOD PRODUCTS		45,009,176
HOTELS, RESTAURANTS & LEISURE - 18.2%
Brinker International, Inc. (a)	54,600	2,054,052
Buffalo Wild Wings, Inc. (a)	95,714	3,077,205
California Pizza Kitchen, Inc. (a)	28,700	688,800
Domino's Pizza, Inc.	51,200	1,171,968
Famous Dave's of America, Inc. (a)	33,400	362,390
Jack in the Box, Inc. (a)	3,458	143,438
McCormick & Schmick Seafood Restaurants	100	1,517
McDonald's Corp.	304,700	9,427,418
Outback Steakhouse, Inc.	44,200	1,955,850
Rare Hospitality International, Inc. (a)	100	3,103
Red Robin Gourmet Burgers, Inc. (a)	38,000	2,085,440
Sonic Corp. (a)	50	1,700
Starbucks Corp. (a)	25,200	1,379,700
Wendy's International, Inc.	44,800	2,021,824
Yum! Brands, Inc.	15,500	794,995
TOTAL HOTELS, RESTAURANTS & LEISURE		25,169,400
HOUSEHOLD PRODUCTS - 5.5%
Clorox Co.	100	5,841
Colgate-Palmolive Co.	75,900	3,792,723
Procter & Gamble Co.	68,400	3,772,260
Reckitt Benckiser PLC	100	3,053
TOTAL HOUSEHOLD PRODUCTS		7,573,877
Common Stocks - continued
	Shares	Value
MACHINERY - 0.8%
AGCO Corp. (a)	18,300	$ 335,988
Caterpillar, Inc.	3,800	357,618
CNH Global NV	100	1,783
Deere & Co.	5,200	343,980
TOTAL MACHINERY		1,039,369
MULTILINE RETAIL - 0.5%
Target Corp.	13,200	708,840
PERSONAL PRODUCTS - 1.7%
Gillette Co.	43,800	2,310,012
TOBACCO - 9.7%
Altadis SA (Spain)	3,200	131,206
Altria Group, Inc.	148,600	9,977,003
British American Tobacco PLC sponsored ADR	26,100	996,759
Imperial Tobacco Group PLC	12,800	346,325
Loews Corp. - Carolina Group	13,300	397,404
Reynolds American, Inc.	18,900	1,566,999
Universal Corp.	100	4,440
TOTAL TOBACCO		13,420,136
TOTAL COMMON STOCKS (Cost $114,999,512)		134,096,196
Money Market Funds - 9.3%

Fidelity Cash Central Fund, 3.05% (b)	3,891,061	3,891,061
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	9,012,500	9,012,500
TOTAL MONEY MARKET FUNDS (Cost $12,903,561)		12,903,561
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.97%, dated 5/31/05 due 6/1/05) (Cost $47,000)	$ 47,004	47,000
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $127,950,073)		147,046,757
NET OTHER ASSETS - (6.4)%		(8,884,140)
NET ASSETS - 100%		$ 138,162,617
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $211,680 or 0.2% of net assets.

Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $128,545,498. Net unrealized appreciation aggregated $18,501,259, of which $20,164,769 related to appreciated investment securities and $1,663,510 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Gold Portfolio

May 31, 2005

1.802173.101

GOL-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Sons of Gwalia Ltd. (a)	6,000,000	$ 45
Bermuda - 1.9%
METALS & MINING - 1.9%
Precious Metals & Minerals - 1.9%
Aquarius Platinum Ltd. (Australia)	2,363,907	11,371,115
Canada - 51.7%
METALS & MINING - 51.7%
Diversified Metals & Mining - 4.3%
Fronteer Development Group, Inc. (a)(f)	500,000	824,570
Fronteer Development Group, Inc. warrants 2/25/07 (a)(f)	250,000	192,565
Major Drilling Group International, Inc. (a)	487,400	4,570,346
Teck Cominco Ltd. Class B (sub. vtg.)	620,000	20,152,964
		25,740,445
Gold - 40.9%
Agnico-Eagle Mines Ltd.	200,000	2,342,256
Alamos Gold, Inc. (a)	3,450,200	10,307,720
Arizona Star Resource Corp. (a)	1,347,300	5,162,933
Aurizon Mines Ltd. (a)	2,500,000	2,409,975
Bema Gold Corp. (a)	2,700,000	5,571,224
Centerra Gold, Inc.	200,000	2,804,334
Chesapeake Gold Corp. (a)	501,000	2,454,708
Chesapeake Gold Corp. (a)(e)	199,000	975,024
Cumberland Resources Ltd. (a)	1,200,000	1,300,191
Eldorado Gold Corp. (a)(d)	17,080,000	39,461,440
Gabriel Resources Ltd. (a)(d)	10,877,600	12,479,082
Gabriel Resources Ltd. (a)(d)(e)	1,130,000	1,296,367
Gabriel Resources Ltd. warrants 3/31/07 (a)	83,350	17,929
Gold Reserve, Inc. (a)	500,000	1,461,918
Goldcorp, Inc.	3,800,000	51,768,641
Guinor Gold Corp. (a)(d)	10,000,000	7,807,521
High River Gold Mines Ltd. (a)	7,050,000	7,076,960
High River Gold Mines Ltd. (a)(f)	2,500,000	2,509,560
High River Gold Mines Ltd. warrants 10/26/06 (a)	1,500,000	12
IAMGOLD Corp.	950,000	6,153,203
Kinross Gold Corp. (a)(e)	866,666	4,543,230
Kinross Gold Corp. (a)	7,933,334	41,588,064
Kinross Gold Corp. warrants 12/5/07 (a)	1,300,000	186,424
Metallic Ventures Gold, Inc. warrants 3/17/09 (a)	202,750	19,383
Northgate Exploration Ltd. (a)	3,000,000	3,178,776
Orezone Resources, Inc. Class A (a)	4,000,000	4,780,115
Orvana Minerals Corp. (a)	1,000,000	884,321

	Shares	Value
Placer Dome, Inc.	1,100,000	$ 14,687,699
Richmont Mines, Inc. (a)(d)	1,000,000	3,967,495
Virginia Gold Mines, Inc. (a)	435,000	1,798,638
Yamana Gold, Inc. (a)	1,500,000	4,899,618
		243,894,761
Precious Metals & Minerals - 6.5%
Aber Diamond Corp.	300,000	8,728,489
IMA Exploration, Inc. (a)	898,400	2,562,358
Intrepid Minerals Corp. (a)(d)	4,512,800	1,545,972
Minefinders Corp. Ltd. (a)(d)	3,500,000	18,710,166
Shore Gold, Inc. (a)	127,900	446,305
SouthernEra Diamonds, Inc. Class A (a)(d)	7,868,610	2,476,180
Tahera Diamond Corp. (a)	14,300,000	4,443,117
		38,912,587
TOTAL METALS & MINING		308,547,793
Cayman Islands - 2.3%
METALS & MINING - 2.3%
Precious Metals & Minerals - 2.3%
Apex Silver Mines Ltd. (a)	1,000,000	13,450,000
Mexico - 0.2%
METALS & MINING - 0.2%
Precious Metals & Minerals - 0.2%
Industrias Penoles SA de CV	295,700	1,461,629
Papua New Guinea - 2.8%
METALS & MINING - 2.8%
Gold - 2.8%
Lihir Gold Ltd. (a)	20,500,020	16,486,828
Peru - 3.5%
METALS & MINING - 3.5%
Precious Metals & Minerals - 3.5%
Compania de Minas Buenaventura SA	1,000,000	21,204,486
South Africa - 20.4%
METALS & MINING - 20.4%
Diversified Metals & Mining - 0.7%
African Rainbow Minerals Ltd. (a)	800,000	3,935,245
Gold - 15.7%
DRDGOLD Ltd. sponsored ADR (a)	10,719,098	12,112,581
Gold Fields Ltd. sponsored ADR	3,000,000	32,970,000
Harmony Gold Mining Co. Ltd.	2,911,990	22,276,723
Harmony Gold Mining Co. Ltd. sponsored ADR	2,988,010	22,858,277
Western Areas Ltd. (a)	1,000,000	3,302,375
		93,519,956
Common Stocks - continued
	Shares	Value
South Africa - continued
METALS & MINING - continued
Precious Metals & Minerals - 4.0%
Impala Platinum Holdings Ltd.	250,000	$ 20,928,013
Northam Platinum Ltd.	2,000,000	3,142,322
		24,070,335
TOTAL METALS & MINING		121,525,536
United Kingdom - 6.4%
METALS & MINING - 6.4%
Diversified Metals & Mining - 0.3%
African Platinum PLC (a)	6,000,000	1,989,725
Gold - 1.7%
Randgold Resources Ltd. sponsored ADR (a)	793,500	9,910,815
Precious Metals & Minerals - 4.4%
Lonmin PLC	1,400,000	26,100,824
TOTAL METALS & MINING		38,001,364
United States of America - 8.9%
METALS & MINING - 8.9%
Diversified Metals & Mining - 1.8%
Freeport-McMoRan Copper & Gold, Inc. Class B	300,000	10,590,000
Gold - 6.2%
Newmont Mining Corp.	795,624	29,629,038
Newmont Mining Corp. CHESS Depository Interests	672,776	2,474,188
Royal Gold, Inc.	300,000	5,265,000
		37,368,226
Precious Metals & Minerals - 0.9%
Stillwater Mining Co. (a)	800,000	5,400,000
TOTAL METALS & MINING		53,358,226
TOTAL COMMON STOCKS (Cost $612,352,103)		585,407,022
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 3.05% (b)	4,956,353	$ 4,956,353
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	37,198,230	37,198,230
TOTAL MONEY MARKET FUNDS (Cost $42,154,583)		42,154,583
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $654,506,686)		627,561,605
NET OTHER ASSETS - (5.2)%		(30,872,784)
NET ASSETS - 100%		$ 596,688,821
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,814,621 or 1.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,526,695 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fronteer Development Group, Inc.	2/4/05	$ 700,897
Fronteer Development Group, Inc. warrants 2/25/07	2/4/05	$ 0
High River Gold Mines Ltd.	9/27/04	$ 3,144,036
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Eldorado Gold Corp.	$ 49,908,792	$ 2,344,241	$ -	$ -	$ 39,461,440
Gabriel Resources Ltd.	16,344,975	432,607	-	-	12,479,082
Gabriel Resources Ltd. (144A)	1,740,646	-	-	-	1,296,367
Guinor Gold Corp.	5,958,896	2,763,944	-	-	7,807,521
Intrepid Minerals Corp.	2,524,490	-	-	-	1,545,972
Minefinders Corp. Ltd.	25,936,257	-	853,702	-	18,710,166
Richmont Mines, Inc.	3,810,450	-	-	-	3,967,495
SouthernEra Diamonds, Inc. Class A	2,806,914	-	-	-	2,476,180
Total	$ 109,031,420	$ 5,540,792	$ 853,702	$ -	$ 87,744,223
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $674,891,346. Net unrealized depreciation aggregated $47,329,741, of which $68,532,728 related to appreciated investment securities and $115,862,469 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Health Care Portfolio

May 31, 2005

1.802174.101

HEA-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
BIOTECHNOLOGY - 16.7%
Affymetrix, Inc. (a)	136,900	$ 7,322,781
Alkermes, Inc. (a)	278,936	3,235,658
Amgen, Inc. (a)	1,524,000	95,371,920
Biogen Idec, Inc. (a)	545,000	21,309,500
Cephalon, Inc. (a)	69,000	2,926,980
Chiron Corp. (a)	234,700	8,810,638
Genentech, Inc. (a)	1,615,900	128,060,075
Genzyme Corp. (a)	362,100	22,591,419
Gilead Sciences, Inc. (a)	656,900	26,801,520
Human Genome Sciences, Inc. (a)	362,600	4,090,128
ImClone Systems, Inc. (a)	112,900	3,741,506
Invitrogen Corp. (a)	70,300	5,576,899
Martek Biosciences (a)	36,500	1,364,735
MedImmune, Inc. (a)	471,070	12,436,248
Millennium Pharmaceuticals, Inc. (a)	1,169,600	9,789,552
Neurocrine Biosciences, Inc. (a)	304,700	11,478,049
OSI Pharmaceuticals, Inc. (a)	62,800	2,334,276
Protein Design Labs, Inc. (a)	136,500	2,607,150
Serologicals Corp. (a)	202,100	4,343,129
TOTAL BIOTECHNOLOGY		374,192,163
HEALTH CARE EQUIPMENT & SUPPLIES - 27.3%
Advanced Medical Optics, Inc. (a)	338,800	13,081,068
Alcon, Inc.	529,900	54,192,873
Animas Corp.	154,900	2,774,259
Aspect Medical Systems, Inc. (a)	343,900	11,059,824
Bausch & Lomb, Inc.	86,600	6,762,594
Baxter International, Inc.	2,824,000	104,205,600
Beckman Coulter, Inc.	287,300	20,128,238
Biomet, Inc.	269,600	10,161,224
Boston Scientific Corp. (a)	408,300	11,060,847
C.R. Bard, Inc.	88,000	6,006,000
Cooper Companies, Inc.	165,000	10,898,250
Cyberonics, Inc. (a)	240,000	8,757,600
Cytyc Corp. (a)	732,800	17,154,848
Dade Behring Holdings, Inc.	156,150	10,438,628
DJ Orthopedics, Inc. (a)	199,500	5,536,125
Edwards Lifesciences Corp. (a)	300,700	13,744,997
Epix Pharmaceuticals, Inc. (a)	376,300	2,984,059
Fisher Scientific International, Inc. (a)	35,900	2,242,314
Gen-Probe, Inc. (a)	59,400	2,308,284
GN Store Nordic AS	975,400	11,209,548
Guidant Corp.	385,700	28,499,373
Hospira, Inc. (a)	9,940	378,515
IntraLase Corp.	11,700	226,863
Invacare Corp.	101,300	4,518,993
Kinetic Concepts, Inc. (a)	185,200	11,899,100
Medtronic, Inc.	2,507,304	134,767,590
Millipore Corp. (a)	68,400	3,521,916
ResMed, Inc. (a)	223,000	13,930,810
Respironics, Inc. (a)	137,300	9,177,132
St. Jude Medical, Inc. (a)	1,141,300	45,788,956

	Shares	Value
Stereotaxis, Inc.	423,976	$ 3,328,212
Syneron Medical Ltd.	156,800	5,287,296
Synthes, Inc.	93,161	10,231,814
Waters Corp. (a)	384,821	14,950,296
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		611,214,046
HEALTH CARE PROVIDERS & SERVICES - 21.1%
Caremark Rx, Inc. (a)	600,300	26,809,398
Cerner Corp. (a)	115,800	7,567,530
Community Health Systems, Inc. (a)	218,800	7,957,756
Covance, Inc. (a)	80,500	3,514,630
DaVita, Inc. (a)	168,900	7,779,534
Express Scripts, Inc. (a)	117,700	10,874,303
Health Net, Inc. (a)	971,000	33,237,330
IMS Health, Inc.	631,500	15,503,325
Laboratory Corp. of America Holdings (a)	237,800	11,521,410
McKesson Corp.	1,250,400	50,353,608
Omnicare, Inc.	393,900	15,094,248
PacifiCare Health Systems, Inc. (a)	192,700	12,107,341
Patterson Companies, Inc. (a)	117,800	5,346,942
Pediatrix Medical Group, Inc. (a)	82,200	6,052,386
Quest Diagnostics, Inc.	176,100	18,490,500
UnitedHealth Group, Inc.	3,802,400	184,720,591
WebMD Corp. (a)	252,500	2,381,075
WellPoint, Inc. (a)	391,900	52,122,700
TOTAL HEALTH CARE PROVIDERS & SERVICES		471,434,607
PERSONAL PRODUCTS - 0.1%
NBTY, Inc. (a)	100,600	2,237,344
PHARMACEUTICALS - 34.1%
Abbott Laboratories	2,282,200	110,093,328
Allergan, Inc.	428,100	33,096,411
Bristol-Myers Squibb Co.	148,000	3,753,280
Eli Lilly & Co.	740,800	43,188,640
Endo Pharmaceuticals Holdings, Inc. (a)	102,700	2,084,810
Forest Laboratories, Inc. (a)	215,300	8,306,274
Hollis-Eden Pharmaceuticals, Inc. (a)	394,500	3,349,305
Ista Pharmaceuticals, Inc. (a)	210,100	1,663,992
IVAX Corp. (a)	896,300	17,612,295
Johnson & Johnson	2,664,184	178,766,746
Kos Pharmaceuticals, Inc. (a)	204,516	11,806,709
Medicis Pharmaceutical Corp. Class A	71,200	2,006,416
Merck & Co., Inc.	1,018,000	33,023,920
MGI Pharma, Inc. (a)	90,800	2,106,560
Novartis AG sponsored ADR	624,800	30,508,984
Pfizer, Inc.	4,133,310	115,319,349
Roche Holding AG (participation certificate)	257,797	32,506,006
Salix Pharmaceuticals Ltd. (a)	1,170,400	20,493,704
Sanofi-Aventis sponsored ADR	87,900	3,955,500
Schering-Plough Corp.	495,500	9,662,250
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - continued
Sepracor, Inc. (a)	179,000	$ 10,876,040
Teva Pharmaceutical Industries Ltd. sponsored ADR	134,700	4,494,939
Watson Pharmaceuticals, Inc. (a)	239,200	7,190,352
Wyeth	1,732,670	75,145,898
TOTAL PHARMACEUTICALS		761,011,708
TOTAL COMMON STOCKS (Cost $1,584,549,404)		2,220,089,868
Nonconvertible Preferred Stocks - 0.0%

BIOTECHNOLOGY - 0.0%
Geneprot, Inc. Series A (a)(d) (Cost $610,500)	111,000	95,460
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 3.05% (b)	22,368,220	22,368,220
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	48,838,750	48,838,750
TOTAL MONEY MARKET FUNDS (Cost $71,206,970)		71,206,970
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,656,366,874)		2,291,392,298
NET OTHER ASSETS - (2.5)%		(56,102,589)
NET ASSETS - 100%		$ 2,235,289,709
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $95,460 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 610,500
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,659,950,709. Net unrealized appreciation aggregated $631,441,589, of which $672,927,832 related to appreciated investment securities and $41,486,243 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Home Finance Portfolio

May 31, 2005

1.802175.101

SAV-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.3%
	Shares	Value
COMMERCIAL BANKS - 16.6%
Bank of the Ozarks, Inc.	3,931	$ 124,298
Boston Private Financial Holdings, Inc.	72,500	1,774,800
Center Financial Corp., California	66,488	1,420,849
Colonial Bancgroup, Inc.	308,800	6,883,152
Dime Bancorp, Inc. warrants 11/22/05 (a)	425,000	63,750
East West Bancorp, Inc.	58,800	1,978,032
IBERIABANK Corp.	36,000	2,118,240
Nara Bancorp, Inc.	177,600	2,466,864
North Fork Bancorp, Inc., New York	496,059	13,522,568
PNC Financial Services Group, Inc.	63,800	3,486,670
Sterling Bancorp, New York	936	19,796
TCF Financial Corp.	133,000	3,442,040
TD Banknorth, Inc.	575	17,239
Toronto-Dominion Bank	276	11,784
UCBH Holdings, Inc.	256,044	4,378,352
Wells Fargo & Co.	243,500	14,709,835
Wintrust Financial Corp.	48,074	2,407,065
TOTAL COMMERCIAL BANKS		58,825,334
CONSUMER FINANCE - 1.1%
First Marblehead Corp. (a)	82,400	3,679,160
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	31,281	3
JPMorgan Chase & Co.	21,500	768,625
TOTAL DIVERSIFIED FINANCIAL SERVICES		768,628
INSURANCE - 17.0%
AMBAC Financial Group, Inc.	54,600	3,939,390
Fidelity National Financial, Inc.	434,866	15,650,827
First American Corp., California	285,400	11,044,980
Genworth Financial, Inc. Class A (non-vtg.)	455,100	13,193,349
Old Republic International Corp.	594,700	14,784,242
Triad Guaranty, Inc. (a)	30,800	1,669,360
TOTAL INSURANCE		60,282,148
REAL ESTATE - 1.6%
American Financial Realty Trust (SBI)	344,700	5,291,145
Gladstone Commercial Corp.	11,600	177,700
Origen Financial, Inc.	24,400	176,656
TOTAL REAL ESTATE		5,645,501
THRIFTS & MORTGAGE FINANCE - 63.8%
Astoria Financial Corp.	90,000	2,478,600
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	98,900	1,754,486
Capitol Federal Financial	139,900	4,633,488

	Shares	Value
Commercial Federal Corp.	71,300	$ 1,783,213
Countrywide Financial Corp.	710,100	26,394,417
Dime Community Bancshares, Inc.	35,200	531,520
Doral Financial Corp.	74,992	869,157
Downey Financial Corp.	117,400	8,807,348
Fannie Mae	286,700	16,984,108
FirstFed Financial Corp., Delaware (a)	100,700	5,455,926
Freddie Mac	277,500	18,048,600
Golden West Financial Corp., Delaware	472,200	29,569,165
Harbor Florida Bancshares, Inc.	94,400	3,357,808
Independence Community Bank Corp.	62,882	2,356,817
IndyMac Bancorp, Inc.	112,000	4,608,800
MGIC Investment Corp.	250,400	15,359,536
New York Community Bancorp, Inc.	738,937	13,463,432
Northwest Bancorp, Inc.	96,000	1,910,400
People's Bank, Connecticut	371,900	10,528,489
R&G Financial Corp. Class B	56,700	817,614
Radian Group, Inc.	303,800	13,938,344
Sovereign Bancorp, Inc.	771,699	17,224,322
The PMI Group, Inc.	111,657	4,220,635
W Holding Co., Inc.	92,574	835,943
Washington Federal, Inc.	193,262	4,410,239
Washington Mutual, Inc.	250,400	10,341,520
Webster Financial Corp.	119,400	5,599,860
TOTAL THRIFTS & MORTGAGE FINANCE		226,283,787
TOTAL COMMON STOCKS (Cost $258,039,052)		355,484,558
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 3.05% (b)	2,640,272	2,640,272
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	12,052,200	12,052,200
TOTAL MONEY MARKET FUNDS (Cost $14,692,472)		14,692,472
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $272,731,524)		370,177,030
NET OTHER ASSETS - (4.4)%		(15,600,373)
NET ASSETS - 100%		$ 354,576,657
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $276,090,827. Net unrealized appreciation aggregated $94,086,203, of which $101,117,398 related to appreciated investment securities and $7,031,195 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Equipment Portfolio

May 31, 2005

1.802176.101

INE-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
AEROSPACE & DEFENSE - 11.6%
Bombardier, Inc. Class B (sub. vtg.)	53,300	$ 102,337
Honeywell International, Inc.	102,500	3,713,575
Precision Castparts Corp.	14,200	1,103,766
TOTAL AEROSPACE & DEFENSE		4,919,678
BUILDING PRODUCTS - 5.0%
American Standard Companies, Inc.	25,600	1,095,680
Trex Co., Inc. (a)	2,600	100,230
York International Corp.	22,000	906,400
TOTAL BUILDING PRODUCTS		2,102,310
COMMERCIAL SERVICES & SUPPLIES - 0.5%
IKON Office Solutions, Inc.	22,000	213,180
CONSTRUCTION & ENGINEERING - 1.5%
EMCOR Group, Inc. (a)	8,000	380,000
URS Corp. (a)	8,200	277,406
TOTAL CONSTRUCTION & ENGINEERING		657,406
ELECTRICAL EQUIPMENT - 6.8%
A.O. Smith Corp.	4,700	147,392
Cooper Industries Ltd. Class A	7,900	544,626
Emerson Electric Co.	12,700	844,169
Rockwell Automation, Inc.	17,500	898,975
Roper Industries, Inc.	6,600	461,340
TOTAL ELECTRICAL EQUIPMENT		2,896,502
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.5%
Cognex Corp.	2,300	59,708
Molex, Inc.	9,100	241,059
Napco Security Systems, Inc.	10,700	98,761
Newport Corp. (a)	15,300	214,965
Symbol Technologies, Inc.	75,200	865,552
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		1,480,045
ENERGY EQUIPMENT & SERVICES - 1.2%
Halliburton Co.	12,200	521,428
HOUSEHOLD DURABLES - 0.6%
Blount International, Inc. (a)	13,800	243,708
INDUSTRIAL CONGLOMERATES - 18.0%
Carlisle Companies, Inc.	5,800	402,056
General Electric Co.	74,250	2,708,640
Siemens AG sponsored ADR	2,800	205,016
Textron, Inc.	4,900	378,721
Tyco International Ltd.	135,700	3,925,801
TOTAL INDUSTRIAL CONGLOMERATES		7,620,234

	Shares	Value
MACHINERY - 35.0%
Actuant Corp. Class A (a)	9,200	$ 414,000
AGCO Corp. (a)	33,100	607,716
Albany International Corp. Class A	2,200	68,794
Astec Industries, Inc. (a)	25,400	557,022
Bucyrus International, Inc. Class A	8,400	299,712
Caterpillar, Inc.	19,900	1,872,789
Crane Co.	900	23,643
Cummins, Inc.	8,100	550,395
Danaher Corp.	25,800	1,422,354
Deere & Co.	16,625	1,099,744
Donaldson Co., Inc.	7,200	231,120
Dover Corp.	38,200	1,446,634
Harsco Corp.	5,900	342,377
IDEX Corp.	3,400	130,594
Ingersoll-Rand Co. Ltd. Class A	7,000	541,870
ITT Industries, Inc.	21,400	2,033,000
Manitowoc Co., Inc.	9,600	389,088
Navistar International Corp. (a)	25,200	768,852
Pentair, Inc.	10,100	449,551
SPX Corp.	19,900	883,759
Trinity Industries, Inc.	6,300	183,078
Wabash National Corp.	6,700	166,897
Wabtec Corp.	11,400	235,980
Watts Water Technologies, Inc. Class A	3,900	135,837
TOTAL MACHINERY		14,854,806
OFFICE ELECTRONICS - 2.9%
Xerox Corp. (a)	64,400	873,908
Zebra Technologies Corp. Class A (a)	8,200	349,976
TOTAL OFFICE ELECTRONICS		1,223,884
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.0%
Applied Materials, Inc.	154,800	2,540,268
Cascade Microtech, Inc.	2,700	36,450
FormFactor, Inc. (a)	4,400	114,488
KLA-Tencor Corp.	13,300	603,953
Lam Research Corp. (a)	17,700	543,036
Teradyne, Inc. (a)	30,400	395,504
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		4,233,699
TRADING COMPANIES & DISTRIBUTORS - 3.3%
Fastenal Co.	4,100	238,292
Finning International, Inc.	1,200	33,231
Interline Brands, Inc.	13,600	273,224
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - continued
W.W. Grainger, Inc.	7,200	$ 391,608
WESCO International, Inc. (a)	16,300	475,960
TOTAL TRADING COMPANIES & DISTRIBUTORS		1,412,315
TOTAL COMMON STOCKS (Cost $36,096,876)		42,379,195
Money Market Funds - 10.8%

Fidelity Cash Central Fund, 3.05% (b)	342,222	342,222
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	4,219,975	4,219,975
TOTAL MONEY MARKET FUNDS (Cost $4,562,197)		4,562,197
TOTAL INVESTMENT PORTFOLIO - 110.7% (Cost $40,659,073)		46,941,392
NET OTHER ASSETS - (10.7)%		(4,529,496)
NET ASSETS - 100%		$ 42,411,896
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $40,705,532. Net unrealized appreciation aggregated $6,235,860, of which $8,519,723 related to appreciated investment securities and $2,283,863 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Materials Portfolio

May 31, 2005

1.802177.101

IND-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
BUILDING PRODUCTS - 4.0%
Masco Corp.	150,000	$ 4,803,000
CHEMICALS - 28.9%
Agrium, Inc.	100,000	1,864,245
Air Products & Chemicals, Inc.	78,200	4,709,986
Airgas, Inc.	64,700	1,552,800
Albemarle Corp.	75,000	2,853,000
Cytec Industries, Inc.	31,000	1,291,460
Dow Chemical Co.	163,900	7,423,031
E.I. du Pont de Nemours & Co.	150,000	6,976,500
International Flavors & Fragrances, Inc.	30,000	1,112,700
Methanex Corp.	80,000	1,467,814
NOVA Chemicals Corp.	21,600	688,337
Praxair, Inc.	107,100	5,019,777
TOTAL CHEMICALS		34,959,650
CONSTRUCTION MATERIALS - 2.6%
Florida Rock Industries, Inc.	30,000	1,963,500
Lafarge North America, Inc.	20,000	1,207,400
TOTAL CONSTRUCTION MATERIALS		3,170,900
CONTAINERS & PACKAGING - 4.1%
Packaging Corp. of America	113,100	2,470,104
Pactiv Corp. (a)	57,300	1,309,305
Smurfit-Stone Container Corp. (a)	112,200	1,219,614
TOTAL CONTAINERS & PACKAGING		4,999,023
INDUSTRIAL CONGLOMERATES - 2.5%
3M Co.	40,000	3,066,000
MACHINERY - 0.9%
Bucyrus International, Inc. Class A	30,000	1,070,400
MARINE - 0.5%
Odfjell ASA (A Shares)	30,000	571,526
METALS & MINING - 24.0%
Alcan, Inc.	128,200	3,860,707
Alcoa, Inc.	323,598	8,769,505
Canico Resource Corp. (a)	30,000	322,658
Companhia Vale do Rio Doce sponsored ADR	41,900	1,216,357
First Quantum Minerals Ltd.	32,800	544,576
FNX Mining Co., Inc. (a)	35,000	316,483
Inmet Mining Corp. (a)	200,600	2,475,537
IPSCO, Inc.	36,200	1,861,912
Noranda, Inc.	205,464	3,275,442
Novelis, Inc.	40	960
Peru Copper, Inc.	830,000	925,749
Peru Copper, Inc. warrants 3/18/06 (a)	365,000	42,165

	Shares	Value
Phelps Dodge Corp.	24,100	$ 2,106,340
Teck Cominco Ltd. Class B (sub. vtg.)	100,000	3,250,478
TOTAL METALS & MINING		28,968,869
OIL, GAS & CONSUMABLE FUELS - 9.4%
Arch Coal, Inc.	30,000	1,453,500
Cameco Corp.	103,900	4,276,190
CONSOL Energy, Inc.	100,000	4,785,000
Massey Energy Co.	20,000	808,600
TOTAL OIL, GAS & CONSUMABLE FUELS		11,323,290
ROAD & RAIL - 18.4%
Burlington Northern Santa Fe Corp.	110,000	5,436,200
Canadian National Railway Co.	79,950	4,891,778
CSX Corp.	68,100	2,831,598
Norfolk Southern Corp.	120,000	3,830,400
Union Pacific Corp.	77,400	5,182,704
TOTAL ROAD & RAIL		22,172,680
TRADING COMPANIES & DISTRIBUTORS - 2.2%
Finning International, Inc.	50,000	1,384,640
Noble Group Ltd.	1,375,000	1,220,902
TOTAL TRADING COMPANIES & DISTRIBUTORS		2,605,542
TOTAL COMMON STOCKS (Cost $112,265,410)		117,710,880
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 3.05% (b)	3,459,087	3,459,087
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	5,664,000	5,664,000
TOTAL MONEY MARKET FUNDS (Cost $9,123,087)		9,123,087
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $121,388,497)		126,833,967
NET OTHER ASSETS - (5.0)%		(6,090,335)
NET ASSETS - 100%		$ 120,743,632
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $121,500,383. Net unrealized appreciation aggregated $5,333,584, of which $11,459,225 related to appreciated investment securities and $6,125,641 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Insurance Portfolio

May 31, 2005

1.802178.101

PRC-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CAPITAL MARKETS - 0.4%
National Financial Partners Corp.	17,600	$ 673,024
DIVERSIFIED FINANCIAL SERVICES - 1.9%
Leucadia National Corp.	10,000	398,900
Principal Financial Group, Inc.	78,300	3,123,387
TOTAL DIVERSIFIED FINANCIAL SERVICES		3,522,287
HEALTH CARE PROVIDERS & SERVICES - 3.6%
WellPoint, Inc. (a)	50,400	6,703,200
INDUSTRIAL CONGLOMERATES - 0.2%
Alleghany Corp.	1,540	431,585
INSURANCE - 89.9%
ACE Ltd.	211,700	9,149,674
AFLAC, Inc.	226,100	9,394,455
Allmerica Financial Corp. (a)	25,673	896,501
Allstate Corp.	110,900	6,454,380
AMBAC Financial Group, Inc.	85,050	6,136,358
American Financial Group, Inc., Ohio	31,500	1,021,230
American International Group, Inc.	272,800	15,154,039
AmerUs Group Co.	15,600	742,404
Aon Corp.	25,800	643,194
Arch Capital Group Ltd. (a)	15,200	678,680
Arthur J. Gallagher & Co.	11,700	323,154
Aspen Insurance Holdings Ltd.	20,100	552,750
Assurant, Inc.	37,300	1,311,095
Axis Capital Holdings Ltd.	116,000	3,191,160
Berkshire Hathaway, Inc.:
Class A (a)	38	3,195,800
Class B (a)	62	174,220
Brown & Brown, Inc.	9,300	414,408
Cincinnati Financial Corp.	12,501	493,414
CNA Financial Corp. (a)	2,800	77,224
Conseco, Inc. (a)	38,800	776,000
Endurance Specialty Holdings Ltd.	120,500	4,392,225
Erie Indemnity Co. Class A	400	20,720
Everest Re Group Ltd.	43,400	3,883,866
Fidelity National Financial, Inc.	73,984	2,662,684
Genworth Financial, Inc. Class A (non-vtg.)	170,000	4,928,300
Hartford Financial Services Group, Inc.	124,800	9,333,792
HCC Insurance Holdings, Inc.	16,800	658,728
Hilb Rogal & Hobbs Co.	37,200	1,268,148
Infinity Property & Casualty Corp.	1,300	41,600
IPC Holdings Ltd.	18,100	691,963
Jefferson-Pilot Corp.	7,550	380,520
Lincoln National Corp.	18,300	833,199
Manulife Financial Corp.	67,511	3,101,784
Markel Corp. (a)	2,600	888,550

	Shares	Value
Marsh & McLennan Companies, Inc.	93,500	$ 2,715,240
Max Re Capital Ltd.	25,700	568,227
MBIA, Inc.	92,700	5,184,711
Mercury General Corp.	1,000	55,200
MetLife, Inc.	173,600	7,742,560
Montpelier Re Holdings Ltd.	74,500	2,559,075
National Interstate Corp.	1,200	23,400
Nationwide Financial Services, Inc. Class A (sub. vtg.)	300	11,454
Odyssey Re Holdings Corp.	12,700	306,197
Ohio Casualty Corp. (a)	2,300	54,970
Old Republic International Corp.	66,100	1,643,246
PartnerRe Ltd.	53,100	3,508,317
Philadelphia Consolidated Holding Corp. (a)	6,000	494,820
Phoenix Companies, Inc.	33,600	386,400
Platinum Underwriters Holdings Ltd.	6,600	200,640
Protective Life Corp.	30,300	1,217,757
Prudential Financial, Inc.	146,900	9,300,239
PXRE Group Ltd.	7,400	177,082
Reinsurance Group of America, Inc.	13,700	626,775
RLI Corp.	1,300	56,862
SAFECO Corp.	11,200	602,672
Scottish Re Group Ltd.	36,200	846,356
StanCorp Financial Group, Inc.	11,000	823,350
The Chubb Corp.	51,029	4,298,173
The St. Paul Travelers Companies, Inc.	216,691	8,208,255
Torchmark Corp.	38,000	2,004,500
Transatlantic Holdings, Inc.	4,562	260,536
UICI	19,200	482,880
UnumProvident Corp.	144,835	2,659,171
USI Holdings Corp. (a)	58,400	683,864
W.R. Berkley Corp.	161,362	5,721,897
Willis Group Holdings Ltd.	95,900	3,286,493
XL Capital Ltd. Class A	64,400	4,848,032
Zenith National Insurance Corp.	600	38,010
TOTAL INSURANCE		165,463,580
THRIFTS & MORTGAGE FINANCE - 2.2%
MGIC Investment Corp.	33,400	2,048,756
Radian Group, Inc.	22,800	1,046,064
The PMI Group, Inc.	23,500	888,300
TOTAL THRIFTS & MORTGAGE FINANCE		3,983,120
TOTAL COMMON STOCKS (Cost $141,169,605)		180,776,796
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 3.05% (b)	6,489,283	$ 6,489,283
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	235,125	235,125
TOTAL MONEY MARKET FUNDS (Cost $6,724,408)		6,724,408
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.97%, dated 5/31/05 due 6/1/05) (Cost $43,000)	$ 43,004	43,000
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $147,937,013)		187,544,204
NET OTHER ASSETS - (1.8)%		(3,371,142)
NET ASSETS - 100%		$ 184,173,062
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $148,611,074. Net unrealized appreciation aggregated $38,933,130, of which $41,313,102 related to appreciated investment securities and $2,379,972 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Leisure Portfolio

May 31, 2005

1.802179.101

LEI-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AUTOMOBILES - 1.5%
Harley-Davidson, Inc.	46,500	$ 2,279,895
Winnebago Industries, Inc.	22,100	722,449
TOTAL AUTOMOBILES		3,002,344
COMMUNICATIONS EQUIPMENT - 0.3%
Arris Group, Inc. (a)	80,700	698,862
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
BellSouth Corp.	100	2,676
SBC Communications, Inc.	100	2,338
Verizon Communications, Inc.	100	3,538
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		8,552
FOOD PRODUCTS - 0.4%
Nestle SA sponsored ADR	11,400	750,120
HOTELS, RESTAURANTS & LEISURE - 24.6%
Boyd Gaming Corp.	17,000	898,620
Brinker International, Inc. (a)	20,300	763,686
Buffalo Wild Wings, Inc. (a)	38,500	1,237,775
Carnival Corp. unit	172,200	9,109,380
Hilton Hotels Corp.	50,600	1,226,038
International Game Technology	42,700	1,203,286
Kerzner International Ltd. (a)	52,400	3,226,792
Las Vegas Sands Corp.	28,000	1,015,280
McDonald's Corp.	265,500	8,214,570
MGM MIRAGE (a)	38,800	1,477,892
Outback Steakhouse, Inc.	40,800	1,805,400
Penn National Gaming, Inc. (a)	82,300	2,680,511
Red Robin Gourmet Burgers, Inc. (a)	20,900	1,146,992
Royal Caribbean Cruises Ltd.	76,000	3,504,360
Starbucks Corp. (a)	53,900	2,951,025
Starwood Hotels & Resorts Worldwide, Inc. unit	40,800	2,283,576
Station Casinos, Inc.	18,600	1,210,860
Wendy's International, Inc.	50,800	2,292,604
WMS Industries, Inc. (a)	19,200	609,984
Wynn Resorts Ltd. (a)	29,700	1,391,445
Yum! Brands, Inc.	30,700	1,574,603
TOTAL HOTELS, RESTAURANTS & LEISURE		49,824,679
HOUSEHOLD DURABLES - 4.9%
Centex Corp.	12,900	844,692
D.R. Horton, Inc.	22,900	791,653

	Shares	Value
Harman International Industries, Inc.	88,400	$ 7,324,824
KB Home	13,000	878,020
TOTAL HOUSEHOLD DURABLES		9,839,189
INTERNET SOFTWARE & SERVICES - 12.5%
Google, Inc. Class A (sub. vtg.)	44,300	12,333,120
Yahoo!, Inc. (a)	351,904	13,090,829
TOTAL INTERNET SOFTWARE & SERVICES		25,423,949
LEISURE EQUIPMENT & PRODUCTS - 2.0%
Brunswick Corp.	86,300	3,714,352
Polaris Industries, Inc.	5,500	288,585
TOTAL LEISURE EQUIPMENT & PRODUCTS		4,002,937
MACHINERY - 0.3%
Cummins, Inc.	8,600	584,370
MEDIA - 47.5%
Clear Channel Communications, Inc.	142,541	4,166,473
E.W. Scripps Co. Class A	31,400	1,604,540
EchoStar Communications Corp. Class A	100,000	2,923,000
Getty Images, Inc. (a)	136,700	10,230,628
Grupo Televisa SA de CV sponsored ADR	18,000	1,080,000
JC Decaux SA (a)	106,900	2,591,452
Lamar Advertising Co. Class A (a)	331,300	13,854,966
Liberty Media International, Inc. Class A (a)	27,101	1,135,803
McGraw-Hill Companies, Inc.	32,400	1,414,584
News Corp. Class A	763,396	12,313,577
Omnicom Group, Inc.	128,000	10,481,920
Salem Communications Corp. Class A (a)	38,800	704,996
Spanish Broadcasting System, Inc. Class A (a)	257,120	2,224,088
The DIRECTV Group, Inc. (a)	156,901	2,342,532
UnitedGlobalCom, Inc. Class A (a)	205,200	1,867,320
Univision Communications, Inc. Class A (a)	376,200	10,010,682
Walt Disney Co.	316,900	8,695,736
Westwood One, Inc.	20,300	402,955
XM Satellite Radio Holdings, Inc. Class A (a)	254,335	8,166,697
TOTAL MEDIA		96,211,949
SOFTWARE - 2.3%
Electronic Arts, Inc. (a)	71,200	3,740,848
NAVTEQ Corp.	24,300	927,045
TOTAL SOFTWARE		4,667,893
WIRELESS TELECOMMUNICATION SERVICES - 2.3%
American Tower Corp. Class A (a)	263,700	4,757,148
TOTAL COMMON STOCKS (Cost $173,130,016)		199,771,992
Money Market Funds - 12.6%
	Shares	Value
Fidelity Cash Central Fund, 3.05% (b)	2,451,824	$ 2,451,824
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	22,984,650	22,984,650
TOTAL MONEY MARKET FUNDS (Cost $25,436,474)		25,436,474
TOTAL INVESTMENT PORTFOLIO - 111.2% (Cost $198,566,490)		225,208,466
NET OTHER ASSETS - (11.2)%		(22,666,572)
NET ASSETS - 100%		$ 202,541,894
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $198,846,203. Net unrealized appreciation aggregated $26,362,263, of which $33,582,531 related to appreciated investment securities and $7,220,268 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Delivery Portfolio

May 31, 2005

1.802180.101

MED-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
BIOTECHNOLOGY - 0.7%
Amylin Pharmaceuticals, Inc. (a)	25,000	$ 399,500
Chiron Corp. (a)	35,000	1,313,900
Gilead Sciences, Inc. (a)	30,000	1,224,000
Incyte Corp. (a)	25,000	190,750
InterMune, Inc. (a)	135,000	1,621,350
MedImmune, Inc. (a)	17,500	462,000
Myriad Genetics, Inc. (a)	22,900	376,934
OSI Pharmaceuticals, Inc. (a)	20,000	743,400
Serologicals Corp. (a)	12,500	268,625
Trimeris, Inc. (a)	68,900	699,335
TOTAL BIOTECHNOLOGY		7,299,794
CHEMICALS - 0.3%
Praxair, Inc.	73,500	3,444,945
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Watson Wyatt & Co. Holdings Class A	106,600	2,805,712
DIVERSIFIED CONSUMER SERVICES - 9.6%
Alderwoods Group, Inc. (a)	1,152,100	15,956,585
Carriage Services, Inc. Class A (a)	93,500	549,780
Service Corp. International (SCI)	5,686,100	43,100,638
Stewart Enterprises, Inc. Class A	50,000	296,000
Weight Watchers International, Inc. (a)	794,500	38,652,425
TOTAL DIVERSIFIED CONSUMER SERVICES		98,555,428
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Dionex Corp. (a)	12,500	560,625
FOOD & STAPLES RETAILING - 0.0%
Rite Aid Corp. (a)	40,000	158,400
HEALTH CARE EQUIPMENT & SUPPLIES - 4.4%
Alcon, Inc.	30,000	3,068,100
Align Technology, Inc. (a)	475,000	3,453,250
American Medical Systems Holdings, Inc. (a)	30,000	598,800
Aspect Medical Systems, Inc. (a)	221,200	7,113,792
Baxter International, Inc.	41,100	1,516,590
BioLase Technology, Inc.	2,300	16,238
DENTSPLY International, Inc.	7,000	399,350
Encore Medical Corp. (a)	25,000	127,000
Fisher & Paykel Healthcare Corp.	500,000	1,052,032
Hospira, Inc. (a)	69,800	2,657,984
IDEXX Laboratories, Inc. (a)	10,000	577,300
INAMED Corp. (a)	55,100	3,428,873
IntraLase Corp.	40,000	775,600
Kinetic Concepts, Inc. (a)	197,500	12,689,375
Medtronic, Inc.	20,900	1,123,375
Mentor Corp.	17,000	695,470
Nobel Biocare Holding AG (Switzerland)	4,000	797,565
Palomar Medical Technologies, Inc. (a)	40,000	914,000
Syneron Medical Ltd.	57,400	1,935,528

	Shares	Value
Varian, Inc. (a)	20,000	$ 744,000
Waters Corp. (a)	32,700	1,270,395
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		44,954,617
HEALTH CARE PROVIDERS & SERVICES - 72.5%
Accredo Health, Inc. (a)	170,000	7,619,400
Aetna, Inc.	821,400	64,077,414
American Dental Partners, Inc. (a)	56,816	1,365,288
American Healthways, Inc. (a)	126,948	4,985,248
AMERIGROUP Corp. (a)	100	3,924
AmerisourceBergen Corp.	10	646
AmSurg Corp. (a)	500	13,480
Apria Healthcare Group, Inc. (a)	13,100	412,650
Cardinal Health, Inc.	59,900	3,470,007
Caremark Rx, Inc. (a)	915,100	40,868,366
Centene Corp. (a)	29,300	941,995
Cerner Corp. (a)	121,000	7,907,350
CIGNA Corp.	11,900	1,157,275
Community Health Systems, Inc. (a)	701,700	25,520,829
Covance, Inc. (a)	179,500	7,836,970
Coventry Health Care, Inc. (a)	120,000	8,354,400
DaVita, Inc. (a)	353,700	16,291,422
Digital Angel Corp. (a)	85,000	333,200
Express Scripts, Inc. (a)	34,200	3,159,738
Gentiva Health Services, Inc. (a)	55,000	873,950
HCA, Inc.	53,200	2,872,800
Health Management Associates, Inc. Class A	885,600	22,334,832
Health Net, Inc. (a)	996,800	34,120,464
HealthSouth Corp. (a)	1,962,180	10,419,176
Henry Schein, Inc. (a)	454,200	18,299,718
HMS Holdings Corp. (a)	80,000	496,000
Horizon Health Corp. (a)	39,200	1,718,920
Humana, Inc. (a)	322,700	11,733,372
IMS Health, Inc.	45,000	1,104,750
Laboratory Corp. of America Holdings (a)	665,000	32,219,250
LifePoint Hospitals, Inc. (a)	30,400	1,367,392
Lincare Holdings, Inc. (a)	100	4,396
Matria Healthcare, Inc. (a)	20,000	569,800
McKesson Corp.	1,060,700	42,714,389
Medco Health Solutions, Inc. (a)	470,900	23,545,000
Molina Healthcare, Inc. (a)	94,773	4,056,284
NDCHealth Corp.	399,800	6,700,648
PacifiCare Health Systems, Inc. (a)	490,039	30,789,150
Patterson Companies, Inc. (a)	11,500	521,985
Pediatrix Medical Group, Inc. (a)	52,700	3,880,301
Pharmaceutical Product Development, Inc. (a)	181,200	8,766,456
PRA International	46	1,197
ProxyMed, Inc. (a)	57,900	368,823
Quest Diagnostics, Inc.	462,300	48,541,500
RehabCare Group, Inc. (a)	80,000	2,223,200
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Renal Care Group, Inc. (a)	296,000	$ 13,687,040
Rural/Metro Corp. (a)	412,000	3,093,708
Sierra Health Services, Inc. (a)	106,100	7,010,027
Sunrise Senior Living, Inc. (a)	83,200	4,338,880
Symbion, Inc. (a)	10,000	236,000
Tenet Healthcare Corp. (a)	100	1,212
Triad Hospitals, Inc. (a)	47,500	2,409,200
U.S. Physical Therapy, Inc. (a)	200,000	3,206,000
United Surgical Partners International, Inc. (a)	15,000	722,100
UnitedHealth Group, Inc.	2,051,290	99,651,670
Universal Health Services, Inc. Class B	134,000	7,829,620
VCA Antech, Inc. (a)	205,000	5,075,800
VistaCare, Inc. Class A (a)	93,100	1,660,904
Wellcare Health Plans, Inc.	26,000	902,200
WellChoice, Inc. (a)	87,300	4,984,830
WellPoint, Inc. (a)	608,500	80,930,500
TOTAL HEALTH CARE PROVIDERS & SERVICES		740,303,046
INDUSTRIAL CONGLOMERATES - 3.0%
Tyco International Ltd.	1,046,800	30,283,924
INSURANCE - 0.7%
Assurant, Inc.	105,000	3,690,750
Hub International Ltd.	10,000	178,059
Universal American Financial Corp. (a)	175,000	3,314,500
TOTAL INSURANCE		7,183,309
INTERNET & CATALOG RETAIL - 0.0%
NutriSystem, Inc. (a)	500	6,130
PHARMACEUTICALS - 3.3%
Atherogenics, Inc. (a)	36,000	513,000
Cipla Ltd.	81,527	539,755
Forest Laboratories, Inc. (a)	12,500	482,250
IVAX Corp. (a)	314,300	6,175,995
Merck KGaA	6,500	502,870
Par Pharmaceutical Companies, Inc. (a)	20,300	649,600
Ranbaxy Laboratories Ltd.	43,415	1,091,031
Roche Holding AG (participation certificate)	50,513	6,369,259
Sanofi-Aventis	5,100	459,000
Schering-Plough Corp.	267,000	5,206,500
Sepracor, Inc. (a)	82,700	5,024,852
Teva Pharmaceutical Industries Ltd. sponsored ADR	90,000	3,003,300
Watson Pharmaceuticals, Inc. (a)	82,700	2,485,962
Wyeth	35,000	1,517,950
TOTAL PHARMACEUTICALS		34,021,324

	Shares	Value
SOFTWARE - 0.1%
Misys PLC	175,000	$ 687,659
TOTAL COMMON STOCKS (Cost $874,679,641)		970,264,913
Nonconvertible Bonds - 0.4%
	Principal Amount
HEALTH CARE PROVIDERS & SERVICES - 0.4%
HealthSouth Corp.:
7.625% 6/1/12	$ 1,000,000	955,000
10.75% 10/1/08	1,000,000	1,030,000
Rural/Metro Corp.:
0% 3/15/16 (d)(e)	2,790,000	1,381,050
9.875% 3/15/15 (e)	20,000	19,800
Tenet Healthcare Corp. 9.25% 2/1/15 (e)	500,000	517,500
TOTAL NONCONVERTIBLE BONDS (Cost $4,119,020)		3,903,350
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 3.05% (b)	52,549,756	52,549,756
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	3,148,700	3,148,700
TOTAL MONEY MARKET FUNDS (Cost $55,698,456)		55,698,456
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $934,497,117)		1,029,866,719
NET OTHER ASSETS - (0.8)%		(8,081,045)
NET ASSETS - 100%		$ 1,021,785,674
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,918,350 or 0.2% of net assets.

Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $935,210,851. Net unrealized appreciation aggregated $94,655,868, of which $107,852,037 related to appreciated investment securities and $13,196,169 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Equipment and
Systems Portfolio

May 31, 2005

1.802181.101

MES-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
BIOTECHNOLOGY - 0.3%
Affymetrix, Inc. (a)	35,400	$ 1,893,546
Alnylam Pharmaceuticals, Inc.	113,800	848,948
TOTAL BIOTECHNOLOGY		2,742,494
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Dionex Corp. (a)	50,000	2,242,500
HEALTH CARE EQUIPMENT & SUPPLIES - 68.8%
Advanced Medical Optics, Inc. (a)	586,993	22,663,800
Alcon, Inc.	862,500	88,207,874
Align Technology, Inc. (a)	300,000	2,181,000
American Medical Systems Holdings, Inc. (a)	253,600	5,061,856
Animas Corp.	269,800	4,832,118
Aspect Medical Systems, Inc. (a)	628,900	20,225,424
Bausch & Lomb, Inc.	205,900	16,078,731
Baxter International, Inc.	1,578,120	58,232,628
Beckman Coulter, Inc.	400,000	28,024,000
Becton, Dickinson & Co.	784,100	45,046,545
BioLase Technology, Inc.	169,800	1,198,788
Biomet, Inc.	613,747	23,132,124
Boston Scientific Corp. (a)	1,231,100	33,350,499
C.R. Bard, Inc.	390,500	26,651,625
Conceptus, Inc. (a)	400,000	2,132,000
Cooper Companies, Inc.	156,000	10,303,800
Cyberonics, Inc. (a)	283,400	10,341,266
Cytyc Corp. (a)	720,000	16,855,200
Dade Behring Holdings, Inc.	295,000	19,720,750
DENTSPLY International, Inc.	226,100	12,899,005
DJ Orthopedics, Inc. (a)	200,000	5,550,000
Edwards Lifesciences Corp. (a)	296,500	13,553,015
Epix Pharmaceuticals, Inc. (a)	335,000	2,656,550
Foxhollow Technologies, Inc.	97,230	3,685,017
Guidant Corp.	552,600	40,831,614
Hologic, Inc. (a)	369,300	13,593,933
Integra LifeSciences Holdings Corp. (a)	75,000	2,506,500
IntraLase Corp.	4,600	89,194
Invacare Corp.	75,000	3,345,750
Inverness Medical Innovations, Inc. (a)	120,000	3,396,000
Kinetic Concepts, Inc. (a)	267,300	17,174,025
Medtronic, Inc.	1,588,816	85,398,860
Memry Corp. (a)	350,000	560,000
Mentor Corp.	25,000	1,022,750
PolyMedica Corp.	75,000	2,632,500
Regeneration Technologies, Inc. (a)	476,000	3,203,480
ResMed, Inc. (a)	183,900	11,488,233
Respironics, Inc. (a)	122,600	8,194,584
Shamir Optical Industry Ltd.	2,000	34,320
Smith & Nephew PLC sponsored ADR	128,500	6,401,870
Sonic Innovations, Inc. (a)	150,000	652,500
St. Jude Medical, Inc. (a)	1,284,700	51,542,164

	Shares	Value
Stereotaxis, Inc.	374,300	$ 2,938,255
Steris Corp. (a)	194,200	4,699,640
SurModics, Inc. (a)	164,900	6,500,358
Synthes, Inc.	147,141	16,160,403
Thoratec Corp. (a)	388,700	5,807,178
Utah Medical Products, Inc.	50,000	1,088,000
Waters Corp. (a)	534,500	20,765,325
Wilson Greatbatch Technologies, Inc. (a)	100,000	2,404,000
Wright Medical Group, Inc. (a)	101,959	2,807,951
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		787,823,002
HEALTH CARE PROVIDERS & SERVICES - 4.7%
Cryolife, Inc. (a)	300,000	2,175,000
Laboratory Corp. of America Holdings (a)	366,800	17,771,460
Merge Technologies, Inc. (a)	347,000	6,037,800
Patterson Companies, Inc. (a)	235,000	10,666,650
ProxyMed, Inc. (a)	150,000	955,500
Quest Diagnostics, Inc.	156,000	16,380,000
TOTAL HEALTH CARE PROVIDERS & SERVICES		53,986,410
PHARMACEUTICALS - 17.8%
Abbott Laboratories	1,128,620	54,444,629
Allergan, Inc.	543,800	42,041,178
Endo Pharmaceuticals Holdings, Inc. (a)	242,200	4,916,660
Ista Pharmaceuticals, Inc. (a)	150,000	1,188,000
Johnson & Johnson	911,700	61,175,070
Medicines Co. (a)	130,000	2,852,200
Roche Holding AG (participation certificate)	294,374	37,118,055
TOTAL PHARMACEUTICALS		203,735,792
TOTAL COMMON STOCKS (Cost $844,102,027)		1,050,530,198
Money Market Funds - 6.9%
Fidelity Cash Central Fund, 3.05% (b)	44,042,157	44,042,157
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	35,448,700	35,448,700
TOTAL MONEY MARKET FUNDS (Cost $79,490,857)		79,490,857
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $923,592,884)		1,130,021,055
NET OTHER ASSETS - 1.3%		14,918,515
NET ASSETS - 100%		$ 1,144,939,570
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $924,160,925. Net unrealized appreciation aggregated $205,860,130, of which $223,253,083 related to appreciated investment securities and $17,392,953 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Money Market
Portfolio

May 31, 2005

1.802201.101

MON-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
British Telecommunications PLC
12/15/05	3.38%	$ 275,000	$ 281,290
12/15/05	3.39	405,000	414,245
12/15/05	3.40	70,000	71,593
12/15/05	3.43	285,000	291,441
12/15/05	3.51	75,000	76,644
Deutsche Telekom International Finance BV
6/15/05	2.68	400,000	400,824
6/15/05	2.70	55,000	55,113
6/15/05	2.71	75,000	75,154
6/15/05	2.83	15,000	15,031
6/15/05	2.84	40,000	40,082
6/15/05	2.85	40,000	40,081
6/15/05	2.88	90,000	90,183
6/15/05	2.94	85,000	85,172
6/15/05	3.15	285,000	285,533
France Telecom SA
3/1/06	3.65 (a)	110,000	112,971
3/1/06	3.72 (a)	130,000	133,433
3/1/06	3.76 (a)	35,000	35,906
3/1/06	3.80 (a)	150,000	153,882
3/1/06	3.81 (a)	225,000	230,779
3/1/06	3.82 (a)	285,000	292,326
3/1/06	3.85 (a)	60,000	61,534
TOTAL CORPORATE BONDS			3,243,217
Certificates of Deposit - 26.7%

Domestic Certificates Of Deposit - 1.9%
Huntington National Bank, Columbus
11/10/05	3.50	2,000,000	2,000,000
Washington Mutual Bank, California
6/13/05	2.70	5,000,000	5,000,000
6/27/05	3.03	5,000,000	5,000,000
			12,000,000
London Branch, Eurodollar, Foreign Banks - 13.2%
ABN-AMRO Bank NV
8/8/05	3.17	25,000,000	25,000,000
Barclays Bank PLC
7/18/05	3.09	10,000,000	10,000,000
Credit Industriel et Commercial
6/9/05	2.82	5,000,000	5,000,000
8/1/05	3.03	5,000,000	5,000,000
8/8/05	3.08	5,000,000	5,000,000
8/11/05	3.09	10,000,000	10,000,000
9/12/05	3.30	5,000,000	5,000,000
Deutsche Bank AG
9/13/05	3.30	5,000,000	5,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Hypo Real Estate Bank International
8/11/05	3.30% (g)	$ 1,000,000	$ 1,000,000
Societe Generale
8/11/05	3.20	10,000,000	10,000,000
			81,000,000
New York Branch, Yankee Dollar, Foreign Banks - 11.6%
Bank of Tokyo-Mitsubishi Ltd.
8/9/05	3.18	10,000,000	10,000,000
Barclays Bank PLC
6/30/05	3.03	5,000,000	5,000,000
BNP Paribas SA
7/1/05	2.80	5,000,000	5,000,000
Canadian Imperial Bank of Commerce
6/15/05	3.15 (d)	14,000,000	14,000,000
Credit Suisse First Boston New York Branch
6/3/05	3.05	5,000,000	5,000,000
Deutsche Bank AG
6/3/05	2.89 (d)	5,000,000	5,000,000
HBOS Treasury Services PLC
6/6/05	2.89 (d)	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
8/5/05	3.21	5,000,000	5,000,000
UBS AG
7/5/05	3.03 (d)	7,000,000	6,999,672
Unicredito Italiano Spa
7/14/05	3.07 (d)	5,000,000	4,999,807
8/12/05	3.20 (d)	5,000,000	4,999,294
			70,998,773
TOTAL CERTIFICATES OF DEPOSIT			163,998,773
Commercial Paper - 24.5%

Bank of America Corp.
8/5/05	3.13	5,000,000	4,972,104
Capital One Multi-Asset Execution Trust
7/12/05	3.15	2,000,000	1,992,871
Comcast Corp.
11/4/05	3.49 (b)	1,000,000	985,158
Countrywide Financial Corp.
6/14/05	3.09	5,000,000	4,994,439
DaimlerChrysler NA Holding Corp.
6/15/05	3.21	1,000,000	998,756
6/16/05	3.22	2,000,000	1,997,325
6/23/05	3.22	2,000,000	1,996,077
6/27/05	3.23	1,000,000	997,674
Emerald (MBNA Credit Card Master Note Trust)
7/20/05	3.15	5,000,000	4,978,699
7/26/05	3.16	2,000,000	1,990,406
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
FCAR Owner Trust
9/15/05	3.29%	$ 3,000,000	$ 2,971,380
Grampian Funding LLC
9/9/05	3.20	5,000,000	4,956,250
K2 (USA) LLC
6/24/05	2.90 (b)	5,000,000	4,990,832
Motown Notes Program
6/6/05	3.07	5,000,000	4,997,875
7/11/05	3.11	5,000,000	4,982,833
7/13/05	3.09	2,000,000	1,992,837
7/15/05	3.17	5,000,000	4,980,750
8/11/05	3.23	2,000,000	1,987,378
Newcastle (Discover Card Master Trust)
6/20/05	3.02	11,000,000	10,982,583
6/20/05	3.06	15,000,000	14,975,933
7/5/05	3.15	10,000,000	9,970,439
Oracle Corp.
8/8/05	3.21	5,000,000	4,969,967
Paradigm Funding LLC
6/10/05	3.05	5,000,000	4,996,200
Park Granada LLC
6/9/05	3.05	5,000,000	4,996,622
6/29/05	3.06	5,000,000	4,988,178
7/5/05	3.10	5,000,000	4,985,456
7/11/05	3.13	5,000,000	4,982,722
Park Sienna LLC
6/15/05	3.06	5,000,000	4,994,069
Santander Finance, Inc.
8/24/05	3.11	5,000,000	4,964,242
SBC Communications, Inc.
6/2/05	2.96	2,000,000	1,999,837
6/6/05	2.98	1,000,000	999,589
6/8/05	3.01	1,000,000	999,419
6/8/05	3.02	2,000,000	1,998,833
Toyota Motor Credit Corp.
9/7/05	3.18	1,000,000	991,479
White Pine Finance LLC
8/9/05	3.18 (b)	10,000,000	9,939,625
TOTAL COMMERCIAL PAPER			150,498,837
Master Notes - 3.6%

Bear Stearns Companies, Inc.
9/12/05	3.34 (g)	2,000,000	2,000,000
Goldman Sachs Group, Inc.
6/9/05	3.09 (d)(g)	10,000,000	10,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
6/14/05	3.14% (d)(g)	$ 5,000,000	$ 5,000,000
1/9/06	3.69 (g)	5,000,000	5,000,000
TOTAL MASTER NOTES			22,000,000
Medium-Term Notes - 22.3%

ASIF II
8/16/05	3.31	5,000,000	5,016,629
Australia & New Zealand Banking Group Ltd.
6/23/05	3.08 (b)(d)	2,000,000	2,000,000
Bank of New York Co., Inc.
6/27/05	3.11 (b)(d)	5,000,000	5,000,000
Bayerische Landesbank Girozentrale
8/19/05	3.24 (d)	5,000,000	5,000,000
BMW U.S. Capital LLC
6/15/05	3.06 (b)(d)	1,000,000	1,000,000
GE Capital Assurance Co.
6/1/05	3.20 (d)(g)	5,000,000	5,000,000
General Electric Capital Corp.
6/8/05	3.08 (d)	5,000,000	5,000,000
6/9/05	3.19 (d)	5,000,000	5,000,000
6/17/05	3.19 (d)	8,000,000	8,001,783
HBOS Treasury Services PLC
6/24/05	3.08 (d)	10,000,000	10,000,000
Household Finance Corp.
6/17/05	3.33 (d)	2,000,000	2,000,269
HSBC Finance Corp.
6/24/05	3.08 (d)	2,000,000	2,000,000
Metropolitan Life Insurance Co.
6/6/05	3.08 (b)(d)	2,213,000	2,213,000
Morgan Stanley
6/1/05	3.14 (d)	1,000,000	1,000,000
6/6/05	3.12 (d)	5,000,000	5,000,000
6/15/05	3.09 (d)	2,000,000	2,000,000
National City Bank
6/1/05	2.83 (d)	5,000,000	5,000,000
RACERS
6/22/05	3.09 (b)(d)	10,000,000	10,000,000
Royal Bank of Scotland PLC
6/21/05	3.06 (b)(d)	5,000,000	5,000,000
SBC Communications, Inc.
6/5/06	3.96 (b)(c)	1,600,000	1,605,712
Treasury Bank NA, Alexandria Virginia
8/12/05	3.27 (d)	5,000,000	5,000,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Verizon Global Funding Corp.
6/15/05	3.12% (d)	$ 20,000,000	$ 20,000,037
Washington Mutual Bank, California
7/27/05	3.16 (d)	5,000,000	5,000,000
8/4/05	3.19 (d)	5,000,000	5,000,000
Wells Fargo & Co.
6/2/05	3.13 (d)	5,000,000	5,000,000
6/15/05	3.06 (d)	5,000,000	5,000,000
WestLB AG
6/10/05	3.10 (b)(d)	2,000,000	2,000,000
6/30/05	3.09 (b)(d)	3,000,000	3,000,000
TOTAL MEDIUM-TERM NOTES			136,837,430
Short-Term Notes - 1.6%

Metropolitan Life Insurance Co.
7/1/05	3.29 (d)(g)	5,000,000	5,000,000
New York Life Insurance Co.
7/1/05	3.23 (d)(g)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES			10,000,000
Municipal Securities - 1.6%

Chicago O'Hare Int'l. Arpt. Rev. Series 2001 A, 3.15% 6/2/05, LOC Commerzbank AG, CP (e)		6,017,000	6,017,000
New York State Dorm. Auth. Revs. Series A, 3.07% (MBIA Insured), VRDN (d)		3,530,000	3,530,000
TOTAL MUNICIPAL SECURITIES			9,547,000
Repurchase Agreements - 20.8%
		Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated 5/31/05 due 6/1/05 At 3.09%		$ 12,560,077	12,559,000
With:
Citigroup Global Markets, Inc. At:
3.12%, dated 5/31/05 due 6/1/05 (Collateralized by Corporate Obligations valued at $7,140,000, 4.21%, 6/25/34)		7,000,607	7,000,000
3.16%, dated 5/31/05 due 6/1/05 (Collateralized by Corporate Obligations valued at $15,416,400, 0.12% - 14%, 7/10/06 - 4/25/44)		15,001,317	15,000,000
Credit Suisse First Boston, Inc. At 3.16%, dated 5/31/05 due 6/1/05 (Collateralized by Corporate Obligations valued at $26,250,934, 5%, 10/25/19)		25,002,194	25,000,000

		Maturity Amount	Value
Goldman Sachs & Co. At:
3.16%, dated 5/24/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $7,140,000, 5.5%, 6/25/35) (d)(f)		$ 7,023,349	$ 7,000,000
3.18%, dated 5/24/05 due 7/1/05 (Collateralized by Equity Securities valued at $1,326,004 and Corporate Obligations valued at $3,924,000, 7.75%, 1/1/49) (d)(f)		5,016,484	5,000,000
J.P. Morgan Securities, Inc. At 3.13%, dated 5/4/05 due 7/1/05 (Collateralized by Corporate Obligations valued at $4,216,838, 7.4% - 8%, 12/29/09 - 4/1/37)		4,020,171	4,000,000
Merrill Lynch, Pierce, Fenner & Smith At 3.21%, dated 4/29/05 due 7/27/05 (Collateralized by Corporate Obligations valued at $5,255,950, 7.5% - 9.5%, 7/15/13 - 10/15/13) (d)(f)		5,039,679	5,000,000
Morgan Stanley & Co. At:
3.13%, dated 5/4/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $14,721,612, 0% - 6.6%, 11/19/07 - 12/1/49)		14,070,599	14,000,000
3.14%, dated 5/31/05 due 6/1/05 (Collateralized by Mortgage Loan Obligations valued at $8,400,000, 0.55%, 11/28/35)		8,000,698	8,000,000
Wachovia Securities, Inc. At 3.13%, dated 5/31/05 due 6/1/05 (Collateralized by Mortgage Loan Obligations valued at $25,500,001, 3.72% - 4.58%, 8/17/29 - 6/25/35)		25,002,174	25,000,000
TOTAL REPURCHASE AGREEMENTS			127,559,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $623,684,257)			623,684,257
NET OTHER ASSETS - (1.6)%			(10,068,795)
NET ASSETS - 100%			$ 613,615,462
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $47,734,327 or 7.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,000,000 or 6.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Bear Stearns Companies, Inc. 3.34%, 9/12/05	3/15/05	$ 2,000,000
GE Capital Assurance Co. 3.2%, 6/1/05	7/30/04	$ 5,000,000
Goldman Sachs Group, Inc.: 3.09%, 6/9/05	4/12/05	$ 10,000,000
3.14%, 6/14/05	2/14/05	$ 5,000,000
3.69%, 1/9/06	4/12/05	$ 5,000,000
Hypo Real Estate Bank International 3.3%, 8/11/05	5/9/05	$ 1,000,000
Metropolitan Life Insurance Co. 3.29%, 7/1/05	3/26/02	$ 5,000,000
New York Life Insurance Co. 3.23%, 7/1/05	2/28/02	$ 5,000,000
Income Tax Information
At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $623,684,257.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Multimedia Portfolio

May 31, 2005

1.802182.101

BAM-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.8%
Monster Worldwide, Inc. (a)	25,800	$ 680,604
R.R. Donnelley & Sons Co.	26,000	864,500
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,545,104
DIVERSIFIED CONSUMER SERVICES - 0.5%
Apollo Group, Inc. Class A (a)	5,500	431,750
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
New Skies Satellites Holdings Ltd.	25,700	454,890
HOTELS, RESTAURANTS & LEISURE - 0.8%
Ctrip.com International Ltd. sponsored ADR (a)	13,500	685,800
INTERNET & CATALOG RETAIL - 1.2%
eBay, Inc. (a)	28,500	1,083,285
INTERNET SOFTWARE & SERVICES - 21.0%
aQuantive, Inc. (a)	67,000	1,031,130
Google, Inc. Class A (sub. vtg.)	31,900	8,880,960
iVillage, Inc. (a)	35,100	211,653
Sina Corp. (a)	13,400	372,922
Sohu.com, Inc. (a)	7,500	140,400
ValueClick, Inc. (a)	16,900	181,168
WebSideStory, Inc.	6,000	68,700
Yahoo!, Inc. (a)	201,400	7,492,080
TOTAL INTERNET SOFTWARE & SERVICES		18,379,013
MEDIA - 68.0%
ADVO, Inc.	6,800	211,140
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	12,900	514,323
Central European Media Enterprises Ltd. Class A (a)	25,500	1,135,770
Cheil Communications, Inc.	30	5,092
DreamWorks Animation SKG, Inc. Class A	6,800	199,920
E.W. Scripps Co. Class A	36,500	1,865,150
EchoStar Communications Corp. Class A	60,400	1,765,492
Gannett Co., Inc.	44,200	3,291,132
Gestevision Telecinco SA	8,100	187,787
Getty Images, Inc. (a)	24,900	1,863,516
Grupo Televisa SA de CV sponsored ADR	9,000	540,000
Harte-Hanks, Inc.	8,700	254,823
Impresa SGPS (a)	32,900	222,668
JC Decaux SA (a)	85,700	2,077,525
Lamar Advertising Co. Class A (a)	100,400	4,198,728
Liberty Media International, Inc. Class A (a)	19,070	799,224
McGraw-Hill Companies, Inc.	106,800	4,662,888
Mediaset Spa	130,100	1,533,706
News Corp.:
Class A	352,582	5,687,148
Class B	140,200	2,342,742

	Shares	Value
Omnicom Group, Inc.	69,600	$ 5,699,544
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	112,660	1,427,402
Radio One, Inc. Class D (non-vtg.) (a)	64,300	810,180
Reuters Group PLC sponsored ADR	19,400	819,456
SBS Broadcasting SA (a)	12,900	570,309
Time Warner, Inc. (a)	55,325	962,655
TVN SA	18,600	250,817
UnitedGlobalCom, Inc. Class A (a)	102,900	936,390
Univision Communications, Inc. Class A (a)	92,400	2,458,764
Walt Disney Co.	256,900	7,049,336
Washington Post Co. Class B	4,300	3,569,000
World Wrestling Entertainment, Inc. Class A	22,300	241,732
XM Satellite Radio Holdings, Inc. Class A (a)	42,300	1,358,253
TOTAL MEDIA		59,512,612
SOFTWARE - 3.2%
Electronic Arts, Inc. (a)	12,100	635,734
KongZhong Corp. sponsored ADR	27,600	245,640
NDS Group PLC sponsored ADR (a)	34,400	1,084,632
Shanda Interactive Entertainment Ltd. sponsored ADR	23,200	854,920
TOTAL SOFTWARE		2,820,926
WIRELESS TELECOMMUNICATION SERVICES - 1.7%
SpectraSite, Inc. (a)	23,700	1,513,245
TOTAL COMMON STOCKS (Cost $67,538,818)		86,426,625
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 3.05% (b)	1,780,243	1,780,243
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	3,215,800	3,215,800
TOTAL MONEY MARKET FUNDS (Cost $4,996,043)		4,996,043
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.97%, dated 5/31/05 due 6/1/05) (Cost $46,000)	$ 46,004	46,000
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $72,580,861)		91,468,668
NET OTHER ASSETS - (4.5)%		(3,910,115)
NET ASSETS - 100%		$ 87,558,553
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $72,655,662. Net unrealized appreciation aggregated $18,813,006, of which $20,598,638 related to appreciated investment securities and $1,785,632 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Gas Portfolio

May 31, 2005

1.802183.101

GAS-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 74.2%
Atwood Oceanics, Inc. (a)	160,000	$ 9,166,400
Baker Hughes, Inc.	226,100	10,443,559
BJ Services Co.	582,600	29,333,910
Cooper Cameron Corp. (a)	254,900	15,067,139
Diamond Offshore Drilling, Inc.	341,300	16,126,425
ENSCO International, Inc.	704,100	23,446,530
GlobalSantaFe Corp.	2,057,900	75,401,456
Grant Prideco, Inc. (a)	1,081,596	25,979,936
Grey Wolf, Inc. (a)	2,004,400	13,168,908
Halliburton Co.	1,304,200	55,741,508
Helmerich & Payne, Inc.	200,000	8,294,000
Nabors Industries Ltd. (a)	1,256,300	69,234,693
National Oilwell Varco, Inc. (a)	304,413	13,698,585
Noble Corp.	1,344,200	76,108,604
Patterson-UTI Energy, Inc.	405,700	10,746,993
Precision Drilling Corp. (a)	494,800	19,434,066
Pride International, Inc. (a)	1,422,000	32,066,100
Rowan Companies, Inc.	667,500	18,356,250
Schlumberger Ltd. (NY Shares)	277,400	18,965,838
Smith International, Inc.	280,345	16,473,072
TODCO Class A (a)	300,000	6,837,000
Transocean, Inc. (a)	1,556,400	77,524,285
Unit Corp. (a)	100,000	3,902,000
W-H Energy Services, Inc. (a)	302,615	6,557,667
Weatherford International Ltd. (a)	551,002	28,966,175
TOTAL ENERGY EQUIPMENT & SERVICES		681,041,099
MACHINERY - 2.3%
Bucyrus International, Inc. Class A	77,512	2,765,628
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	400,000	8,099,257
Joy Global, Inc.	57,700	2,166,058
Samsung Heavy Industries Ltd.	1,000,000	8,416,875
TOTAL MACHINERY		21,447,818
OIL, GAS & CONSUMABLE FUELS - 21.3%
General Maritime Corp.	441,200	18,424,512
Massey Energy Co.	261,800	10,584,574
Peabody Energy Corp.	553,700	26,433,638
Premcor, Inc.	336,500	22,838,255
Quicksilver Resources, Inc. (a)	487,200	25,431,840
Range Resources Corp.	618,900	14,296,590
Teekay Shipping Corp.	297,400	12,633,552
Top Tankers, Inc.	787,600	12,554,265
USEC, Inc.	400,000	5,460,000
Valero Energy Corp.	675,400	46,345,948
TOTAL OIL, GAS & CONSUMABLE FUELS		195,003,174
TOTAL COMMON STOCKS (Cost $816,389,001)		897,492,091
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 3.05% (b)	20,617,876	$ 20,617,876
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	11,664,300	11,664,300
TOTAL MONEY MARKET FUNDS (Cost $32,282,176)		32,282,176
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $848,671,177)		929,774,267
NET OTHER ASSETS - (1.3)%		(11,833,985)
NET ASSETS - 100%		$ 917,940,282
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $849,198,060. Net unrealized appreciation aggregated $80,576,207, of which $101,945,530 related to appreciated investment securities and $21,369,323 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Resources Portfolio

May 31, 2005

1.802184.101

NAT-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSTRUCTION & ENGINEERING - 1.1%
Chicago Bridge & Iron Co. NV (NY Shares)	160,000	$ 3,456,000
CONTAINERS & PACKAGING - 0.5%
Packaging Corp. of America	21,300	465,192
Smurfit-Stone Container Corp. (a)	113,143	1,229,864
TOTAL CONTAINERS & PACKAGING		1,695,056
ELECTRICAL EQUIPMENT - 0.2%
Hydrogenics Corp. (a)	213,258	745,859
ENERGY EQUIPMENT & SERVICES - 35.0%
Baker Hughes, Inc.	126,790	5,856,430
BJ Services Co.	140,700	7,084,245
Cooper Cameron Corp. (a)	40,900	2,417,599
ENSCO International, Inc.	18,800	626,040
GlobalSantaFe Corp.	170,700	6,254,448
Grant Prideco, Inc. (a)	135,900	3,264,318
Halliburton Co.	335,000	14,317,900
Hornbeck Offshore Services, Inc.	103,700	2,556,205
Maverick Tube Corp. (a)	23,300	703,893
Nabors Industries Ltd. (a)	39,700	2,187,867
National Oilwell Varco, Inc. (a)	394,836	17,767,620
Noble Corp.	85,300	4,829,686
Pason Systems, Inc.	11,800	183,317
Precision Drilling Corp. (a)	194,000	7,619,662
Pride International, Inc. (a)	238,500	5,378,175
Rowan Companies, Inc.	23,400	643,500
RPC, Inc.	1,700	25,109
Schlumberger Ltd. (NY Shares)	221,926	15,173,081
Smith International, Inc.	202,300	11,887,148
Tenaris SA sponsored ADR	16,900	1,178,775
Transocean, Inc. (a)	63,900	3,182,859
Weatherford International Ltd. (a)	48,795	2,565,153
TOTAL ENERGY EQUIPMENT & SERVICES		115,703,030
GAS UTILITIES - 0.5%
Questar Corp.	27,800	1,752,512
MACHINERY - 0.3%
Bucyrus International, Inc. Class A	28,970	1,033,650
METALS & MINING - 11.0%
Alamos Gold, Inc. (a)	71,600	213,910
Alcan, Inc.	900	27,103
Alcoa, Inc.	185,000	5,013,500
Apex Silver Mines Ltd. (a)	138,000	1,856,100
Companhia Vale do Rio Doce sponsored ADR	22,800	661,884
Freeport-McMoRan Copper & Gold, Inc. Class B	1,363	48,114
Goldcorp, Inc.	211,100	2,875,884
Industrias Penoles SA de CV	620,900	3,069,074
Inmet Mining Corp. (a)	69,000	851,506

	Shares	Value
Kinross Gold Corp. (a)	155,100	$ 813,064
Newmont Mining Corp.	332,200	12,371,128
Noranda, Inc.	90,500	1,442,722
Phelps Dodge Corp.	13,500	1,179,900
Siderurgica Nacional Compania sponsored ADR	34,500	615,825
Stillwater Mining Co. (a)	50,400	340,200
Teck Cominco Ltd. Class B (sub. vtg.)	77,100	2,506,119
Titanium Metals Corp. (a)	23,100	982,674
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	69,800	1,314,451
TOTAL METALS & MINING		36,183,158
OIL, GAS & CONSUMABLE FUELS - 49.7%
Amerada Hess Corp.	300	27,855
Apache Corp.	800	47,008
Arch Coal, Inc.	15,600	755,820
Ashland, Inc.	33,300	2,274,390
BG Group PLC sponsored ADR	51,700	1,982,178
BP PLC sponsored ADR	333,064	20,050,453
Cabot Oil & Gas Corp.	31,700	993,795
Cameco Corp.	70,300	2,893,322
Canadian Natural Resources Ltd.	144,400	4,170,252
Chesapeake Energy Corp.	153,000	3,131,910
ChevronTexaco Corp.	69,932	3,760,943
Comstock Resources, Inc. (a)	32,700	746,214
ConocoPhillips	169,182	18,244,587
CONSOL Energy, Inc.	105,700	5,057,745
Denbury Resources, Inc. (a)	18,700	598,026
El Paso Corp.	161,300	1,667,842
EnCana Corp.	291,284	10,094,689
Encore Acquisition Co. (a)	24,100	898,930
Energy Partners Ltd. (a)	1,100	25,135
ENI Spa sponsored ADR	8,700	1,116,036
Exxon Mobil Corp.	288,896	16,235,955
Forest Oil Corp. (a)	136,200	5,415,312
Frontier Oil Corp.	73,800	3,609,558
Gastar Exploration Ltd. (a)	215,400	660,684
Giant Industries, Inc. (a)	34,200	985,302
Holly Corp.	40,600	1,552,138
Marathon Oil Corp.	900	43,641
Massey Energy Co.	91,000	3,679,130
Neste Oil Oyj	24,700	551,662
Newfield Exploration Co. (a)	8,900	342,205
Noble Energy, Inc.	16,700	1,241,979
Norsk Hydro ASA sponsored ADR	15,400	1,252,174
Occidental Petroleum Corp.	107,500	7,859,325
Peabody Energy Corp.	120,700	5,762,218
Plains Exploration & Production Co. (a)	190,900	5,831,995
Pogo Producing Co.	31,000	1,532,640
Premcor, Inc.	178,500	12,114,795
Quicksilver Resources, Inc. (a)	49,400	2,578,680
Range Resources Corp.	154,100	3,559,710
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Sunoco, Inc.	23,900	$ 2,451,423
Talisman Energy, Inc.	300	9,919
Total SA sponsored ADR	42,900	4,770,051
Ultra Petroleum Corp. (a)	1,300	35,373
USEC, Inc.	40,300	550,095
Valero Energy Corp.	33,300	2,285,046
Williams Companies, Inc.	31,400	578,074
TOTAL OIL, GAS & CONSUMABLE FUELS		164,026,214
PAPER & FOREST PRODUCTS - 1.2%
Canfor Corp. (a)	341	4,279
Georgia-Pacific Corp.	33,100	1,096,934
Sino-Forest Corp. (a)	116,400	279,130
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	212,200	2,544,278
TOTAL PAPER & FOREST PRODUCTS		3,924,621
TOTAL COMMON STOCKS (Cost $293,639,104)		328,520,100
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 3.05% (b)	1,601,491	1,601,491
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	5,821,750	5,821,750
TOTAL MONEY MARKET FUNDS (Cost $7,423,241)		7,423,241
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $301,062,345)		335,943,341
NET OTHER ASSETS - (1.7)%		(5,775,707)
NET ASSETS - 100%		$ 330,167,634
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $302,244,495. Net unrealized appreciation aggregated $33,698,846, of which $43,343,793 related to appreciated investment securities and $9,644,947 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Networking and
Infrastructure Portfolio

May 31, 2005

1.802185.101

NET-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 41.1%
ADC Telecommunications, Inc. (a)	57,328	$ 1,041,076
Adva AG Optical Networking (a)	99,500	530,164
Alvarion Ltd. (a)	99,600	902,376
Andrew Corp. (a)	30,800	408,408
AudioCodes Ltd. (a)	132,100	1,594,447
Avaya, Inc. (a)	422,200	3,863,130
CIENA Corp. (a)	541,200	1,179,816
Comverse Technology, Inc. (a)	76,000	1,788,280
Corning, Inc. (a)	343,400	5,384,512
F5 Networks, Inc. (a)	8,600	440,406
Foxconn International Holdings Ltd.	40,000	26,220
Harmonic, Inc. (a)	124,500	775,635
Juniper Networks, Inc. (a)	300,709	7,710,178
Marconi Corp. PLC (a)	21,400	116,658
MRV Communications, Inc. (a)	347,700	643,245
NMS Communications Corp. (a)	307,400	999,050
Nokia Corp. sponsored ADR	89,000	1,500,540
Powerwave Technologies, Inc. (a)	108,600	991,518
QUALCOMM, Inc.	67,200	2,503,872
Redback Networks, Inc. (a)	16,400	93,480
Research In Motion Ltd. (a)	85,200	7,097,285
Riverstone Networks, Inc. (a)	188,100	130,730
SiRF Technology Holdings, Inc. (a)	800	11,328
Sonus Networks, Inc. (a)	437,400	1,946,430
Tekelec (a)	57,500	782,575
Tut Systems, Inc. (a)	66,700	201,434
TOTAL COMMUNICATIONS EQUIPMENT		42,662,793
COMPUTERS & PERIPHERALS - 10.3%
ASUSTeK Computer, Inc.	3,960	10,934
Concurrent Computer Corp. (a)	408,700	743,834
EMC Corp. (a)	337,600	4,746,656
Network Appliance, Inc. (a)	69,500	1,998,820
Read-Rite Corp. (a)	44,000	440
Sun Microsystems, Inc. (a)	851,400	3,243,834
TOTAL COMPUTERS & PERIPHERALS		10,744,518
ELECTRONIC EQUIPMENT & INSTRUMENTS - 7.5%
Aeroflex, Inc. (a)	148,800	1,190,400
Agilent Technologies, Inc. (a)	172,000	4,129,720
AU Optronics Corp. sponsored ADR	58,000	999,920
M-Flex Electronix, Inc.	100	1,632
Photon Dynamics, Inc. (a)	78,100	1,508,111
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		7,829,783
HOUSEHOLD DURABLES - 0.6%
Thomson SA	24,400	617,623

	Shares	Value
INTERNET SOFTWARE & SERVICES - 9.1%
Akamai Technologies, Inc. (a)	15,800	$ 221,832
AsiaInfo Holdings, Inc. (a)	42,200	219,440
Digital River, Inc. (a)	15,800	434,816
Google, Inc. Class A (sub. vtg.)	22,900	6,375,360
Openwave Systems, Inc. (a)	50,500	785,275
RADVision Ltd. (a)	64,400	904,820
Sina Corp. (a)	17,100	475,893
TOTAL INTERNET SOFTWARE & SERVICES		9,417,436
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.3%
Agere Systems, Inc. (a)	69,204	941,174
Altera Corp. (a)	115,200	2,556,288
Analog Devices, Inc.	27,000	1,001,160
Applied Micro Circuits Corp. (a)	200,400	575,148
ARM Holdings PLC sponsored ADR	84,000	499,800
Exar Corp. (a)	8,200	118,080
Freescale Semiconductor, Inc.:
Class A	36,300	733,260
Class B (a)	96,718	1,953,704
Genesis Microchip, Inc. (a)	4,500	74,475
Intersil Corp. Class A	26,500	497,140
LTX Corp. (a)	46,900	224,651
Marvell Technology Group Ltd. (a)	85,140	3,487,334
Microsemi Corp. (a)	8,600	177,418
Microtune, Inc. (a)	129,300	571,506
Mindspeed Technologies, Inc. (a)	805,333	1,151,626
National Semiconductor Corp.	71,900	1,446,628
O2Micro International Ltd. (a)	125,400	1,562,484
ON Semiconductor Corp. (a)	37,900	170,550
Pixelworks, Inc. (a)	6,400	54,848
PowerDsine Ltd.	9,800	90,650
Sigma Designs, Inc. (a)	8,400	66,360
Silicon Image, Inc. (a)	48,000	563,520
Vitesse Semiconductor Corp. (a)	601,700	1,504,250
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		20,022,054
SOFTWARE - 9.9%
GameLoft.Com (a)	60,900	272,034
NAVTEQ Corp.	3,500	133,525
Portal Software, Inc. (a)	143,100	281,907
Symantec Corp. (a)	187,900	4,248,419
Ulticom, Inc. (a)	141,600	1,302,720
VERITAS Software Corp. (a)	164,400	4,088,628
TOTAL SOFTWARE		10,327,233
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
InPhonic, Inc.	200	$ 2,954
Wireless Facilities, Inc. (a)	208,200	1,072,230
TOTAL WIRELESS TELECOMMUNICATION SERVICES		1,075,184
TOTAL COMMON STOCKS (Cost $101,817,787)		102,696,624
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 3.05% (b)	810,766	810,766
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	2,300,275	2,300,275
TOTAL MONEY MARKET FUNDS (Cost $3,111,041)		3,111,041
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $104,928,828)		105,807,665
NET OTHER ASSETS - (1.8)%		(1,875,534)
NET ASSETS - 100%		$ 103,932,131
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $105,049,809. Net unrealized appreciation aggregated $757,856, of which $9,890,932 related to appreciated investment securities and $9,133,076 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Paper and
Forest Products Portfolio

May 31, 2005

1.802186.101

PAP-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
BUILDING PRODUCTS - 1.5%
Trex Co., Inc. (a)	7,800	$ 300,690
Universal Forest Products, Inc.	1,500	59,700
TOTAL BUILDING PRODUCTS		360,390
CONTAINERS & PACKAGING - 35.9%
Bemis Co., Inc.	27,000	733,320
Caraustar Industries, Inc. (a)	26,600	279,300
Longview Fibre Co.	15,800	315,526
Owens-Illinois, Inc. (a)	14,700	377,937
Packaging Corp. of America	69,600	1,520,064
Pactiv Corp. (a)	5,800	132,530
Sealed Air Corp. (a)	19,000	984,010
Smurfit-Stone Container Corp. (a)	215,370	2,341,072
Sonoco Products Co.	31,700	844,171
Temple-Inland, Inc.	33,000	1,178,760
TOTAL CONTAINERS & PACKAGING		8,706,690
HOUSEHOLD PRODUCTS - 3.3%
Kimberly-Clark Corp.	12,600	810,558
MACHINERY - 0.5%
Albany International Corp. Class A	3,600	112,572
PAPER & FOREST PRODUCTS - 50.1%
Abitibi-Consolidated, Inc.	53,600	236,144
Aracruz Celulose SA (PN-B) sponsored ADR	5,100	171,768
Bowater, Inc.	48,600	1,526,040
Buckeye Technologies, Inc. (a)	39,100	323,357
Canfor Corp. (a)	39,600	496,893
Cascades, Inc.	24,900	232,694
Domtar, Inc.	29,100	217,925
Georgia-Pacific Corp.	62,000	2,054,680
International Paper Co.	66,700	2,148,407
Louisiana-Pacific Corp.	25,300	637,054
MeadWestvaco Corp.	29,700	851,796
Mercer International, Inc. (SBI) (a)	13,300	97,090
Pope & Talbot, Inc.	6,200	68,386
Potlatch Corp.	12,200	630,618
Sappi Ltd. sponsored ADR	9,200	89,884
Sino-Forest Corp. (a)	66,700	159,948
Tembec, Inc. (a)	35,100	97,873
Wausau-Mosinee Paper Corp.	39,700	496,250
West Fraser Timber Co. Ltd.	8,700	321,398
Weyerhaeuser Co.	20,500	1,315,075
TOTAL PAPER & FOREST PRODUCTS		12,173,280
REAL ESTATE - 6.9%
Keweenaw Land Association Ltd.	500	78,500

	Shares	Value
Plum Creek Timber Co., Inc.	23,000	$ 806,150
Rayonier, Inc.	15,025	788,662
TOTAL REAL ESTATE		1,673,312
TRADING COMPANIES & DISTRIBUTORS - 0.7%
BlueLinx Corp.	14,600	177,536
TOTAL COMMON STOCKS (Cost $27,275,544)		24,014,338
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 3.05% (b) (Cost $479,066)	479,066	479,066
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $27,754,610)		24,493,404
NET OTHER ASSETS - (0.9)%		(210,712)
NET ASSETS - 100%		$ 24,282,692
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $27,892,533. Net unrealized depreciation aggregated $3,399,129, of which $625,936 related to appreciated investment securities and $4,025,065 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Pharmaceuticals Portfolio

May 31, 2005

1.802187.101

PHR-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value
BIOTECHNOLOGY - 11.8%
Alkermes, Inc. (a)	65,100	$ 755,160
Biogen Idec, Inc. (a)	2,600	101,660
BioMarin Pharmaceutical, Inc. (a)	61,900	420,920
Cambridge Antibody Technology Group PLC (a)	1,100	12,233
Cephalon, Inc. (a)	8,900	377,538
CSL Ltd.	22,665	494,637
CV Therapeutics, Inc. (a)	17,500	353,850
DOV Pharmaceutical, Inc. (a)	64,700	976,970
Genentech, Inc. (a)	25,600	2,028,800
ImClone Systems, Inc. (a)	35,600	1,179,784
ImmunoGen, Inc. (a)	68,500	408,260
MedImmune, Inc. (a)	38,300	1,011,120
Millennium Pharmaceuticals, Inc. (a)	20,700	173,259
Myogen, Inc. (a)	88,200	583,884
Neopharm, Inc. (a)	71,400	700,434
Neurocrine Biosciences, Inc. (a)	66,300	2,497,521
ONYX Pharmaceuticals, Inc. (a)	37,700	942,123
Protein Design Labs, Inc. (a)	18,100	345,710
QLT, Inc. (a)	2,690	27,860
Seattle Genetics, Inc. (a)	52,500	253,575
Telik, Inc. (a)	335	4,777
TOTAL BIOTECHNOLOGY		13,650,075
CHEMICALS - 0.8%
Monsanto Co.	16,971	967,347
HEALTH CARE EQUIPMENT & SUPPLIES - 6.1%
Advanced Medical Optics, Inc. (a)	3	116
Cyberonics, Inc. (a)	30,400	1,109,296
Gen-Probe, Inc. (a)	4,300	167,098
GN Store Nordic AS	107,600	1,236,567
Hospira, Inc. (a)	1,500	57,120
Illumina, Inc. (a)	180,000	1,890,000
Nektar Therapeutics (a)	41,100	751,308
ResMed, Inc. (a)	5,700	356,079
Syneron Medical Ltd.	10,800	364,176
Synthes, Inc.	10,300	1,131,242
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		7,063,002
HEALTH CARE PROVIDERS & SERVICES - 8.5%
Cardinal Health, Inc.	45,162	2,616,235
Cerner Corp. (a)	13,800	901,830
DaVita, Inc. (a)	23,600	1,087,016
Health Net, Inc. (a)	32,400	1,109,052
Henry Schein, Inc. (a)	14,800	596,292
McKesson Corp.	43,030	1,732,818
Priority Healthcare Corp. Class B (a)	13,600	311,168

	Shares	Value
Sunrise Senior Living, Inc. (a)	22,700	$ 1,183,805
UnitedHealth Group, Inc.	6,200	301,196
TOTAL HEALTH CARE PROVIDERS & SERVICES		9,839,412
PHARMACEUTICALS - 73.2%
Allergan, Inc.	3,450	266,720
Altana AG	6,570	391,058
Altana AG sponsored ADR	22,100	1,310,088
Astellas Pharma, Inc.	23,712	843,322
AstraZeneca PLC sponsored ADR	96,430	4,100,204
Barr Pharmaceuticals, Inc. (a)	52,150	2,650,263
Biovail Corp. (a)	50,610	793,906
Bristol-Myers Squibb Co.	49,440	1,253,798
Chugai Pharmaceutical Co. Ltd.	17,400	256,306
Daiichi Pharmaceutical Co. Ltd.	11,100	248,260
Dr. Reddy's Laboratories Ltd. sponsored ADR	23,700	383,940
Eisai Co. Ltd.	9,400	317,080
Eli Lilly & Co.	98,900	5,765,870
Forest Laboratories, Inc. (a)	82,820	3,195,196
GlaxoSmithKline PLC sponsored ADR	89,200	4,433,240
H. Lundbeck AS	8,880	222,457
Impax Laboratories, Inc. (a)	1,000	16,400
IVAX Corp. (a)	61,237	1,203,307
Johnson & Johnson	13,103	879,211
King Pharmaceuticals, Inc. (a)	300	2,838
Kos Pharmaceuticals, Inc. (a)	22,200	1,281,606
Kyorin Pharmaceutical Co. Ltd.	9,000	112,030
Merck & Co., Inc.	75,520	2,449,869
Merck KGaA	5,120	396,107
MGI Pharma, Inc. (a)	12,600	292,320
Mylan Laboratories, Inc.	11,547	190,526
Novartis AG sponsored ADR	155,740	7,604,782
Novo Nordisk AS:
Series B	6,150	316,269
Series B sponsored ADR	15,400	794,486
Perrigo Co.	170	2,642
Pfizer, Inc.	213,540	5,957,766
Recordati Spa	26,800	183,527
Roche Holding AG (participation certificate)	52,946	6,676,040
Salix Pharmaceuticals Ltd. (a)	16,600	290,666
Sankyo Co. Ltd.	16,600	337,035
Sanofi-Aventis	15,750	1,417,500
Sanofi-Aventis sponsored ADR	52,856	2,378,520
Schering AG	29,600	1,859,176
Schering-Plough Corp.	266,390	5,194,605
Sepracor, Inc. (a)	93,800	5,699,288
Shionogi & Co. Ltd.	15,000	205,416
Shire Pharmaceuticals Group PLC sponsored ADR	14,000	448,140
Takeda Pharamaceutical Co. Ltd.	26,300	1,260,813
Teva Pharmaceutical Industries Ltd. sponsored ADR	130,640	4,359,457
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Valeant Pharmaceuticals International	16,500	$ 340,395
Vivus, Inc. (a)	5,200	12,376
Watson Pharmaceuticals, Inc. (a)	16,400	492,984
Wyeth	132,320	5,738,718
TOTAL PHARMACEUTICALS		84,826,523
TOTAL COMMON STOCKS (Cost $115,427,643)		116,346,359
Money Market Funds - 10.7%

Fidelity Cash Central Fund, 3.05% (b)	1,430,390	1,430,390
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	10,943,200	10,943,200
TOTAL MONEY MARKET FUNDS (Cost $12,373,590)		12,373,590
TOTAL INVESTMENT PORTFOLIO - 111.1% (Cost $127,801,233)		128,719,949
NET OTHER ASSETS - (11.1)%		(12,852,268)
NET ASSETS - 100%		$ 115,867,681
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $128,442,860. Net unrealized appreciation aggregated $277,089, of which $11,314,072 related to appreciated investment securities and $11,036,983 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Retailing Portfolio

May 31, 2005

1.802188.101

RET-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
DISTRIBUTORS - 0.3%
Li & Fung Ltd.	136,000	$ 260,451
DIVERSIFIED CONSUMER SERVICES - 0.1%
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	9,400	131,882
FOOD & STAPLES RETAILING - 21.2%
BJ's Wholesale Club, Inc. (a)	11,200	337,680
Costco Wholesale Corp.	24,500	1,112,790
CVS Corp.	111,200	6,099,320
Safeway, Inc. (a)	95,900	2,110,759
Spartan Stores, Inc. (a)	16,300	210,270
Wal-Mart Stores, Inc.	99,100	4,680,493
Walgreen Co.	49,100	2,226,194
TOTAL FOOD & STAPLES RETAILING		16,777,506
HOTELS, RESTAURANTS & LEISURE - 10.9%
Brinker International, Inc. (a)	13,500	507,870
Buffalo Wild Wings, Inc. (a)	10,000	321,500
California Pizza Kitchen, Inc. (a)	12,000	288,000
Domino's Pizza, Inc.	5,000	114,450
Jack in the Box, Inc. (a)	400	16,592
McDonald's Corp.	115,200	3,564,288
Outback Steakhouse, Inc.	17,200	761,100
Papa John's International, Inc. (a)	5,000	195,000
Red Robin Gourmet Burgers, Inc. (a)	5,800	318,304
Rubio's Restaurants, Inc. (a)	10,000	91,500
Starbucks Corp. (a)	21,100	1,155,225
Wendy's International, Inc.	26,300	1,186,919
Yum! Brands, Inc.	2,300	117,967
TOTAL HOTELS, RESTAURANTS & LEISURE		8,638,715
HOUSEHOLD DURABLES - 0.3%
Tempur-Pedic International, Inc. (a)	5,000	116,650
Yankee Candle Co., Inc.	3,900	123,045
TOTAL HOUSEHOLD DURABLES		239,695
INTERNET & CATALOG RETAIL - 3.2%
Blue Nile, Inc.	29,800	890,722
Coldwater Creek, Inc. (a)	15,000	337,050
eBay, Inc. (a)	34,200	1,299,942
TOTAL INTERNET & CATALOG RETAIL		2,527,714
LEISURE EQUIPMENT & PRODUCTS - 0.2%
Oakley, Inc.	10,000	147,000
MULTILINE RETAIL - 21.9%
99 Cents Only Stores (a)	1,800	21,816
Big Lots, Inc. (a)	13,100	165,846
Dollar General Corp.	41,600	815,776
Federated Department Stores, Inc.	51,900	3,500,655

	Shares	Value
JCPenney Co., Inc.	56,500	$ 2,811,440
Nordstrom, Inc.	48,900	2,984,856
Saks, Inc.	27,700	474,778
Sears Holdings Corp. (a)	2,864	420,149
Target Corp.	96,000	5,155,200
The May Department Stores Co.	26,000	992,160
TOTAL MULTILINE RETAIL		17,342,676
REAL ESTATE - 0.3%
Vornado Realty Trust	3,000	236,100
SPECIALTY RETAIL - 34.0%
Abercrombie & Fitch Co. Class A	16,400	940,212
Aeropostale, Inc. (a)	24,300	662,175
American Eagle Outfitters, Inc.	134,800	3,814,840
Barnes & Noble, Inc. (a)	10,300	389,855
bebe Stores, Inc.	55,000	2,118,050
Best Buy Co., Inc.	5,600	304,808
Big 5 Sporting Goods Corp.	8,000	208,720
Blockbuster, Inc. Class A	55,000	502,150
CarMax, Inc. (a)	1,000	25,530
Chico's FAS, Inc. (a)	40,000	1,368,400
Circuit City Stores, Inc.	27,000	442,530
Electronics Boutique Holding Corp. (a)	3,000	177,930
GameStop Corp. Class A (a)	10,800	314,928
Gap, Inc.	9,000	189,000
Guitar Center, Inc. (a)	9,500	541,405
Home Depot, Inc.	106,100	4,175,035
Hot Topic, Inc. (a)	48,100	1,032,707
Jos. A. Bank Clothiers, Inc. (a)	2,000	78,840
Linens 'N Things, Inc. (a)	2,200	53,614
Lowe's Companies, Inc.	2,100	120,141
Michaels Stores, Inc.	10,000	421,100
Office Depot, Inc. (a)	51,400	1,013,608
Pacific Sunwear of California, Inc. (a)	28,000	588,000
RadioShack Corp.	13,500	339,660
RONA, Inc. (a)	19,000	393,563
Ross Stores, Inc.	6,000	169,080
Sharper Image Corp. (a)	10,000	132,900
Sports Authority, Inc. (a)	5,000	160,000
Staples, Inc.	98,500	2,120,705
The Children's Place Retail Stores, Inc. (a)	24,000	1,121,040
Tiffany & Co., Inc.	4,200	130,746
TJX Companies, Inc.	25,200	577,836
Urban Outfitters, Inc. (a)	28,400	1,514,856
Wet Seal, Inc. Class A (a)	40,000	170,400
Zumiez, Inc.	23,400	599,742
TOTAL SPECIALTY RETAIL		26,914,106
TEXTILES, APPAREL & LUXURY GOODS - 3.8%
Ashworth, Inc. (a)	10,000	96,000
Carter's, Inc. (a)	4,000	186,600
Coach, Inc. (a)	47,000	1,364,880
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - continued
Liz Claiborne, Inc.	3,000	$ 112,650
Polo Ralph Lauren Corp. Class A	7,000	271,250
Quiksilver, Inc. (a)	52,600	837,392
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	10,000	126,700
TOTAL TEXTILES, APPAREL & LUXURY GOODS		2,995,472
TOTAL COMMON STOCKS (Cost $61,903,001)		76,211,317
Money Market Funds - 10.2%

Fidelity Cash Central Fund, 3.05% (b)	2,370,314	2,370,314
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	5,695,075	5,695,075
TOTAL MONEY MARKET FUNDS (Cost $8,065,389)		8,065,389
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $69,968,390)		84,276,706
NET OTHER ASSETS - (6.4)%		(5,081,995)
NET ASSETS - 100%		$ 79,194,711
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $70,117,745. Net unrealized appreciation aggregated $14,158,961, of which $15,864,000 related to appreciated investment securities and $1,705,039 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Software and
Computer Services Portfolio

May 31, 2005

1.802189.101

SOF-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
AEROSPACE & DEFENSE - 0.4%
Orbital Sciences Corp. (a)	245,400	$ 2,382,834
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Resources Connection, Inc. (a)	150,000	2,988,000
COMPUTERS & PERIPHERALS - 2.5%
ActivCard Corp. (a)	550,000	2,266,000
Adaptec, Inc. (a)	675,000	2,686,500
Cray, Inc. (a)	449,900	656,854
Dot Hill Systems Corp. (a)	472,200	2,507,382
International Business Machines Corp.	1,000	75,550
Seagate Technology	265,000	5,623,300
Sun Microsystems, Inc. (a)	730,700	2,783,967
TOTAL COMPUTERS & PERIPHERALS		16,599,553
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
National Instruments Corp.	93,100	2,164,575
Xyratex Ltd.	152,000	2,749,680
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		4,914,255
HOTELS, RESTAURANTS & LEISURE - 0.4%
Ctrip.com International Ltd. sponsored ADR (a)	56,900	2,890,520
HOUSEHOLD DURABLES - 0.7%
Ngai Lik Industrial Holdings Ltd.	8,244,000	2,225,144
Sanyo Electric Co. Ltd.	835,000	2,265,539
TOTAL HOUSEHOLD DURABLES		4,490,683
INTERNET SOFTWARE & SERVICES - 8.7%
Google, Inc. Class A (sub. vtg.)	126,000	35,078,400
SonicWALL, Inc. (a)	1,911,650	11,813,997
ValueClick, Inc. (a)	250,000	2,680,000
Vitria Technology, Inc. (a)(d)	2,225,321	7,121,027
TOTAL INTERNET SOFTWARE & SERVICES		56,693,424
IT SERVICES - 10.8%
Affiliated Computer Services, Inc. Class A (a)	154,100	7,971,593
First Data Corp.	100	3,783
Infosys Technologies Ltd.	109,504	5,632,761
Kanbay International, Inc.	482,811	10,023,156
Paychex, Inc.	232,500	6,714,600
Sabre Holdings Corp. Class A	115,000	2,308,050
SM&A (a)	262,400	2,298,624
SunGard Data Systems, Inc. (a)	128,500	4,460,235
The BISYS Group, Inc. (a)	1,693,400	25,824,350
Titan Corp. (a)	240,000	5,280,000
TOTAL IT SERVICES		70,517,152

	Shares	Value
SOFTWARE - 66.4%
Agile Software Corp. (a)	1,412,349	$ 9,109,651
Altiris, Inc. (a)	3,900	73,320
BEA Systems, Inc. (a)	10,016,300	84,437,409
Borland Software Corp. (a)	2,500	16,000
Cognos, Inc. (a)	1,900	71,371
Concord Communications, Inc. (a)	613,100	10,373,652
Concur Technologies, Inc. (a)	8,483	81,352
E.piphany, Inc. (a)	1,386,033	4,837,255
FileNET Corp. (a)	542,086	15,102,516
Informatica Corp. (a)	290,705	2,494,249
JDA Software Group, Inc. (a)	365,000	4,715,800
Microsoft Corp.	3,530,200	91,079,159
Ninetowns Digital World Trade Ltd. sponsored ADR	322,000	2,250,780
Nintendo Co. Ltd.	148,500	15,708,168
Oracle Corp. (a)	2,092,700	26,828,414
Phase Forward, Inc.	447,487	2,953,414
Quest Software, Inc. (a)	1,695,900	22,428,278
Red Hat, Inc. (a)	143,500	1,813,840
SAP AG sponsored ADR	4,200	173,250
Siebel Systems, Inc. (a)	2,181,100	20,109,742
SPSS, Inc. (a)	1,400	24,472
Symantec Corp. (a)	3,054,450	69,061,115
TIBCO Software, Inc. (a)	253,100	1,604,654
Verint Systems, Inc. (a)	19,010	665,350
VERITAS Software Corp. (a)	1,645,100	40,913,637
WatchGuard Technologies, Inc. (a)	1,307,100	4,744,773
TOTAL SOFTWARE		431,671,621
SPECIALTY RETAIL - 2.2%
RadioShack Corp.	505,900	12,728,444
Tweeter Home Entertainment Group, Inc. (a)	400,000	1,416,000
TOTAL SPECIALTY RETAIL		14,144,444
TOTAL COMMON STOCKS (Cost $643,877,236)		607,292,486
Money Market Funds - 6.8%
	Shares	Value
Fidelity Cash Central Fund, 3.05% (b)	38,510,627	$ 38,510,627
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	5,463,000	5,463,000
TOTAL MONEY MARKET FUNDS (Cost $43,973,627)		43,973,627
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $687,850,863)		651,266,113
NET OTHER ASSETS - (0.2)%		(1,482,363)
NET ASSETS - 100%		$ 649,783,750
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Vitria Technology, Inc.	$ 7,360,058	$ 230,656	$ -	$ -	$ 7,121,027
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $694,739,622. Net unrealized depreciation aggregated $43,473,509, of which $43,582,392 related to appreciated investment securities and $87,055,901 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Technology Portfolio

May 31, 2005

1.802190.101

TEC-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Robert Half International, Inc.	100,000	$ 2,494,000
COMMUNICATIONS EQUIPMENT - 14.3%
Alcatel SA sponsored ADR (a)	200,000	2,184,000
Avaya, Inc. (a)	1,500,000	13,725,000
Cisco Systems, Inc. (a)	5,900,000	114,342,000
Comverse Technology, Inc. (a)	300,030	7,059,706
Corning, Inc. (a)	1,000,000	15,680,000
Enterasys Networks, Inc. (a)	32,805	30,509
ITF Optical Technologies, Inc. Series A (d)	65,118	1
Juniper Networks, Inc. (a)	1,500,000	38,460,000
Motorola, Inc.	1,000,000	17,370,000
Nokia Corp. sponsored ADR	1,400,000	23,604,000
Powerwave Technologies, Inc. (a)	250,000	2,282,500
QUALCOMM, Inc.	1,000,000	37,260,000
TOTAL COMMUNICATIONS EQUIPMENT		271,997,716
COMPUTERS & PERIPHERALS - 16.7%
Apple Computer, Inc. (a)	750,000	29,782,500
Avid Technology, Inc. (a)	100,000	5,864,000
Dell, Inc. (a)	3,300,000	131,637,000
EMC Corp. (a)	4,000,000	56,240,000
International Business Machines Corp.	500,000	37,775,000
Lexmark International, Inc. Class A (a)	100,000	6,844,000
Network Appliance, Inc. (a)	500,000	14,380,000
Quanta Computer, Inc.	7,500,000	13,725,490
Seagate Technology	300,000	6,366,000
Sun Microsystems, Inc. (a)	2,000,000	7,620,000
Western Digital Corp. (a)	600,000	9,006,000
TOTAL COMPUTERS & PERIPHERALS		319,239,990
CONSTRUCTION MATERIALS - 0.1%
Headwaters, Inc. (a)	80,000	2,646,400
ELECTRICAL EQUIPMENT - 1.2%
Evergreen Solar, Inc. (a)	2,500,000	12,625,000
Motech Industries, Inc.	550,000	8,224,135
SolarWorld AG	5,000	667,573
Solon AG Fuer Solartechnik (a)	25,000	770,017
TOTAL ELECTRICAL EQUIPMENT		22,286,725
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.3%
Amphenol Corp. Class A	125,000	5,298,750
Arrow Electronics, Inc. (a)	300,000	8,385,000
Avnet, Inc. (a)	250,000	5,230,000
CDW Corp.	150,000	8,727,000
Flextronics International Ltd. (a)	500,000	6,390,000
Hon Hai Precision Industries Co. Ltd.	4,500,000	23,601,148
Symbol Technologies, Inc.	400,000	4,604,000
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		62,235,898

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Waters Corp. (a)	206,500	$ 8,022,525
HOUSEHOLD DURABLES - 0.7%
Harman International Industries, Inc.	75,000	6,214,500
LG Electronics, Inc.	99,990	7,264,783
TOTAL HOUSEHOLD DURABLES		13,479,283
INTERNET & CATALOG RETAIL - 4.1%
eBay, Inc. (a)	2,000,000	76,020,000
Shopping.com Ltd.	100,000	1,708,000
TOTAL INTERNET & CATALOG RETAIL		77,728,000
INTERNET SOFTWARE & SERVICES - 7.1%
Akamai Technologies, Inc. (a)	250,000	3,510,000
CNET Networks, Inc. (a)	100,000	1,038,000
Google, Inc. Class A (sub. vtg.)	300,000	83,520,000
j2 Global Communications, Inc. (a)	100,000	3,508,000
Openwave Systems, Inc. (a)	300,010	4,665,156
Sohu.com, Inc. (a)	100,000	1,872,000
Yahoo!, Inc. (a)	1,000,000	37,200,000
TOTAL INTERNET SOFTWARE & SERVICES		135,313,156
IT SERVICES - 7.2%
Accenture Ltd. Class A (a)	500,000	11,640,000
Affiliated Computer Services, Inc. Class A (a)	350,000	18,105,500
BearingPoint, Inc. (a)	200,000	1,310,000
Ceridian Corp. (a)	400,000	7,628,000
Cognizant Technology Solutions Corp. Class A (a)	350,000	16,800,000
DST Systems, Inc. (a)	100,000	4,836,000
First Data Corp.	900,000	34,047,000
Infosys Technologies Ltd.	175,000	9,001,800
Paychex, Inc.	500,000	14,440,000
Satyam Computer Services Ltd. sponsored ADR	700,000	17,297,000
The BISYS Group, Inc. (a)	125,000	1,906,250
TOTAL IT SERVICES		137,011,550
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 28.0%
Advanced Semiconductor Engineering, Inc.	7,000,000	5,099,633
Agere Systems, Inc. (a)	200,000	2,720,000
Analog Devices, Inc.	1,700,000	63,036,000
Applied Materials, Inc.	500,000	8,205,000
ASML Holding NV (NY Shares) (a)	800,000	12,896,000
ATMI, Inc. (a)	150,000	4,215,000
Freescale Semiconductor, Inc.:
Class A	300,000	6,060,000
Class B (a)	600,000	12,120,000
Integrated Circuit Systems, Inc. (a)	300,000	6,357,000
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - continued
Intel Corp.	8,200,000	$ 220,826,000
International Rectifier Corp. (a)	75,000	3,583,500
Intersil Corp. Class A	600,000	11,256,000
KLA-Tencor Corp.	200,000	9,082,000
Lam Research Corp. (a)	200,000	6,136,000
Linear Technology Corp.	100,000	3,747,000
LSI Logic Corp. (a)	500,000	3,680,000
Marvell Technology Group Ltd. (a)	200,000	8,192,000
Maxim Integrated Products, Inc.	250,000	9,850,000
Microchip Technology, Inc.	100,000	2,964,000
Mindspeed Technologies, Inc. (a)	2,250,000	3,217,500
National Semiconductor Corp.	2,100,000	42,252,000
PMC-Sierra, Inc. (a)	554,800	4,865,596
Rambus, Inc. (a)	200,000	3,066,000
Samsung Electronics Co. Ltd.	20,000	9,707,198
SigmaTel, Inc. (a)	49,300	1,116,152
Silicon Image, Inc. (a)	150,000	1,761,000
Silicon Laboratories, Inc. (a)	300,000	8,319,000
Teradyne, Inc. (a)	500,000	6,505,000
Tessera Technologies, Inc. (a)	100,000	2,944,000
Texas Instruments, Inc.	1,200,000	33,168,000
Trident Microsystems, Inc. (a)	148,000	3,134,640
United Microelectronics Corp.	8,000,000	5,407,301
Vitesse Semiconductor Corp. (a)	3,050,000	7,625,000
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		533,113,520
SOFTWARE - 13.1%
Autodesk, Inc.	150,000	5,937,000
BEA Systems, Inc. (a)	900,000	7,587,000
Citrix Systems, Inc. (a)	76,081	1,914,198
Computer Associates International, Inc.	200,000	5,454,000
Electronic Arts, Inc. (a)	150,000	7,881,000
Microsoft Corp.	3,200,000	82,560,000
Oracle Corp. (a)	6,000,000	76,920,000
Quest Software, Inc. (a)	500,000	6,612,500
Siebel Systems, Inc. (a)	450,028	4,149,258
Symantec Corp. (a)	500,000	11,305,000
TIBCO Software, Inc. (a)	500,000	3,170,000
VERITAS Software Corp. (a)	1,500,000	37,305,000
TOTAL SOFTWARE		250,794,956
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Crown Castle International Corp. (a)	300,000	5,334,000

	Shares	Value
Nextel Communications, Inc. Class A (a)	50,000	$ 1,509,000
Syniverse Holdings, Inc.	100,000	1,163,000
TOTAL WIRELESS TELECOMMUNICATION SERVICES		8,006,000
TOTAL COMMON STOCKS (Cost $1,816,868,360)		1,844,369,719
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Chorum Technologies, Inc. Series E (a)(d)	33,100	0
Procket Networks, Inc. Series C (a)(d)	504,045	5
TOTAL COMMUNICATIONS EQUIPMENT		5
SOFTWARE - 0.0%
Monterey Design Systems Series E (d)	62,733	56,460
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,768,008)		56,465
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 3.05% (b)	21,606,658	21,606,658
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	27,570,000	27,570,000
TOTAL MONEY MARKET FUNDS (Cost $49,176,658)		49,176,658
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,874,813,026)		1,893,602,842
NET OTHER ASSETS - 0.7%		13,020,264
NET ASSETS - 100%		$ 1,906,623,106
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,466 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 570,644
ITF Optical Technologies, Inc. Series A	10/11/00	$ 3,269,910
Monterey Design Systems Series E	11/1/00	$ 3,293,498
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 4,977,948
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,897,395,677. Net unrealized depreciation aggregated $3,792,835, of which $137,345,975 related to appreciated investment securities and $141,138,810 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Telecommunications Portfolio

May 31, 2005

1.802191.101

TEL-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 32.7%
ADC Telecommunications, Inc. (a)	125,457	$ 2,278,299
Andrew Corp. (a)	196,200	2,601,612
Avaya, Inc. (a)	128,200	1,173,030
Cisco Systems, Inc. (a)	604,700	11,719,086
Comverse Technology, Inc. (a)	134,200	3,157,726
Corning, Inc. (a)	944,400	14,808,192
Juniper Networks, Inc. (a)	460,300	11,802,092
Lucent Technologies, Inc. (a)	2,419,100	6,797,671
Motorola, Inc.	898,500	15,606,945
Nokia Corp. sponsored ADR	729,300	12,295,998
Nortel Networks Corp. (a)	847,400	2,194,766
QUALCOMM, Inc.	462,700	17,240,202
Research In Motion Ltd. (a)	45,700	3,806,877
Scientific-Atlanta, Inc.	87,900	2,927,070
Sonus Networks, Inc. (a)	158,400	704,880
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	88,500	2,781,555
Tellabs, Inc. (a)	438,600	3,605,292
TOTAL COMMUNICATIONS EQUIPMENT		115,501,293
DIVERSIFIED TELECOMMUNICATION SERVICES - 45.9%
Alaska Communication Systems Group, Inc.	23,400	221,598
ALLTEL Corp.	276,300	16,072,371
BellSouth Corp.	640,000	17,126,400
Citizens Communications Co.	1,196,300	16,317,532
FairPoint Communications, Inc.	74,600	1,161,522
Iowa Telecommunication Services, Inc.	27,700	520,760
MCI, Inc.	7,200	184,464
PanAmSat Holding Corp.	43,600	828,836
Qwest Communications International, Inc. (a)	9,889,044	38,765,053
SBC Communications, Inc.	1,548,500	36,203,930
Verizon Communications, Inc.	979,000	34,637,020
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		162,039,486
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Amphenol Corp. Class A	4,300	182,277
MEDIA - 1.5%
Cablevision Systems Corp. - NY Group Class A (a)	60,600	1,550,148
EchoStar Communications Corp. Class A	91,800	2,683,314
UnitedGlobalCom, Inc. Class A (a)	123,300	1,122,030
TOTAL MEDIA		5,355,492
WIRELESS TELECOMMUNICATION SERVICES - 19.6%
Alamosa Holdings, Inc. (a)	425,200	5,251,220
American Tower Corp. Class A (a)	152,600	2,752,904
Crown Castle International Corp. (a)	200,300	3,561,334
Nextel Communications, Inc. Class A (a)	1,035,500	31,251,390

	Shares	Value
Nextel Partners, Inc. Class A (a)	559,900	$ 13,297,625
NII Holdings, Inc. (a)	178,900	10,662,440
SpectraSite, Inc. (a)	30,000	1,915,500
Vodafone Group PLC sponsored ADR	10,400	261,872
Western Wireless Corp. Class A (a)	6,100	242,841
TOTAL WIRELESS TELECOMMUNICATION SERVICES		69,197,126
TOTAL COMMON STOCKS (Cost $320,487,335)		352,275,674
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 3.05% (b)	1,789,628	1,789,628
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	19,577,475	19,577,475
TOTAL MONEY MARKET FUNDS (Cost $21,367,103)		21,367,103
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $341,854,438)		373,642,777
NET OTHER ASSETS - (5.7)%		(20,300,204)
NET ASSETS - 100%		$ 353,342,573
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $347,387,358. Net unrealized appreciation aggregated $26,255,419, of which $52,974,033 related to appreciated investment securities and $26,718,614 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Transportation Portfolio

May 31, 2005

1.802192.101

TRN-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
AEROSPACE & DEFENSE - 1.2%
Bombardier, Inc. Class B (sub. vtg.)	234,300	$ 449,859
The Boeing Co.	6,700	428,130
TOTAL AEROSPACE & DEFENSE		877,989
AIR FREIGHT & LOGISTICS - 21.1%
C.H. Robinson Worldwide, Inc.	33,100	1,892,327
Dynamex, Inc. (a)	94,100	1,692,859
EGL, Inc. (a)	45,900	873,477
Expeditors International of Washington, Inc.	41,360	2,108,533
FedEx Corp.	35,600	3,183,352
Forward Air Corp.	37,550	1,008,218
Hub Group, Inc. Class A (a)	32,030	880,184
Pacer International, Inc. (a)	7,000	159,670
Ryder System, Inc.	6,200	227,788
United Parcel Service, Inc. Class B	31,800	2,342,070
UTI Worldwide, Inc.	11,800	870,250
TOTAL AIR FREIGHT & LOGISTICS		15,238,728
AIRLINES - 10.9%
AirTran Holdings, Inc. (a)	58,700	572,912
Alaska Air Group, Inc. (a)	11,500	339,480
AMR Corp. (a)	83,200	1,073,280
Continental Airlines, Inc. Class B (a)	18,100	250,866
Delta Air Lines, Inc. (a)	48,600	187,110
ExpressJet Holdings, Inc. Class A (a)	25,100	216,613
Frontier Airlines, Inc. (a)	19,900	242,979
JetBlue Airways Corp. (a)	45,325	984,912
Mesa Air Group, Inc. (a)	20,400	130,152
Northwest Airlines Corp. (a)	53,100	323,379
Pinnacle Airlines Corp. (a)	8,400	82,320
Republic Airways Holdings, Inc.	15,700	200,332
Ryanair Holdings PLC sponsored ADR (a)	14,000	639,660
SkyWest, Inc.	24,800	452,352
Southwest Airlines Co.	134,287	1,953,876
WestJet Airlines Ltd. (a)	20,650	229,993
TOTAL AIRLINES		7,880,216
AUTO COMPONENTS - 1.0%
TRW Automotive Holdings Corp. (a)	33,200	676,284
IT SERVICES - 0.7%
Sabre Holdings Corp. Class A	24,480	491,314
MACHINERY - 10.4%
Commercial Vehicle Group, Inc.	5,800	106,662
Cummins, Inc.	13,200	896,940
Eaton Corp.	23,500	1,406,475
Freightcar America, Inc.	500	9,840
Navistar International Corp. (a)	23,900	729,189
Oshkosh Truck Co.	7,800	621,972

	Shares	Value
PACCAR, Inc.	41,075	$ 2,906,056
Trinity Industries, Inc.	17,700	514,362
Wabash National Corp.	13,700	341,267
TOTAL MACHINERY		7,532,763
MARINE - 4.0%
Alexander & Baldwin, Inc.	12,000	533,400
Diana Shipping, Inc.	25,800	399,900
DryShips, Inc.	13,900	257,150
Excel Maritime Carriers Ltd. (a)	14,400	229,680
Kirby Corp. (a)	4,400	187,704
Odfjell ASA (A Shares)	10,600	201,939
Pacific Basin Shipping Ltd.	232,000	105,111
Stolt-Nielsen SA	29,800	996,964
TOTAL MARINE		2,911,848
OIL, GAS & CONSUMABLE FUELS - 9.8%
Arlington Tankers Ltd.	300	5,901
Frontline Ltd. (d)	7,800	334,645
General Maritime Corp.	17,700	739,152
OMI Corp.	60,100	1,162,334
Overseas Shipholding Group, Inc.	15,600	953,160
Ship Finance International Ltd.:
(Norway)	910	16,491
(NY Shares)	3,888	75,194
Teekay Shipping Corp.	33,000	1,401,840
Top Tankers, Inc.	105,000	1,673,690
Tsakos Energy Navigation Ltd.	4,300	171,914
Valero Energy Corp.	8,200	562,684
TOTAL OIL, GAS & CONSUMABLE FUELS		7,097,005
ROAD & RAIL - 37.6%
Arkansas Best Corp.	4,500	147,285
Burlington Northern Santa Fe Corp.	77,400	3,825,108
Canadian National Railway Co.	58,950	3,606,883
Canadian Pacific Railway Ltd.	68,200	2,507,513
CNF, Inc.	10,700	476,685
CSX Corp.	90,700	3,771,306
Dollar Thrifty Automotive Group, Inc. (a)	5,400	194,346
Florida East Coast Industries, Inc. Class A	6,300	264,978
Heartland Express, Inc.	21,343	427,927
J.B. Hunt Transport Services, Inc.	51,000	1,024,080
Kansas City Southern (a)	27,450	548,726
Knight Transportation, Inc.	6,400	156,480
Laidlaw International, Inc. (a)	16,500	366,960
Landstar System, Inc. (a)	30,770	1,038,180
Norfolk Southern Corp.	120,000	3,830,397
Overnite Corp.	8,800	375,056
Swift Transportation Co., Inc. (a)	15,041	369,257
Union Pacific Corp.	48,100	3,220,776
Common Stocks - continued
	Shares	Value
ROAD & RAIL - continued
Werner Enterprises, Inc.	18,407	$ 346,236
Yellow Roadway Corp. (a)	12,274	647,822
TOTAL ROAD & RAIL		27,146,001
SOFTWARE - 1.8%
NAVTEQ Corp.	33,800	1,289,470
TRADING COMPANIES & DISTRIBUTORS - 0.7%
GATX Corp.	14,000	467,180
TOTAL COMMON STOCKS (Cost $58,240,712)		71,608,798
Money Market Funds - 3.2%

Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c) (Cost $2,323,200)	2,323,200	2,323,200
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $60,563,912)		73,931,998
NET OTHER ASSETS - (2.4)%		(1,755,608)
NET ASSETS - 100%		$ 72,176,390
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $334,645 or 0.5% of net assets.

Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $60,724,993. Net unrealized appreciation aggregated $13,207,005, of which $15,181,393 related to appreciated investment securities and $1,974,388 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Utilities Growth Portfolio

May 31, 2005

1.802193.101

UTI-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Adesa, Inc.	9,900	$ 225,522
COMMUNICATIONS EQUIPMENT - 1.2%
Research In Motion Ltd. (a)	49,600	4,131,753
CONSTRUCTION & ENGINEERING - 0.2%
Dycom Industries, Inc. (a)	42,000	824,880
DIVERSIFIED TELECOMMUNICATION SERVICES - 38.5%
Alaska Communication Systems Group, Inc.	37,100	351,337
ALLTEL Corp.	36,600	2,129,022
AT&T Corp.	20,100	377,679
BellSouth Corp.	1,180,300	31,584,828
Citizens Communications Co.	1,105,000	15,072,200
FairPoint Communications, Inc.	216,600	3,372,462
Golden Telecom, Inc.	12,300	322,506
Iowa Telecommunication Services, Inc.	25,900	486,920
Qwest Communications International, Inc. (a)	2,448,100	9,596,552
SBC Communications, Inc.	1,372,600	32,091,388
Verizon Communications, Inc.	955,466	33,804,386
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		129,189,280
ELECTRIC UTILITIES - 21.8%
Allegheny Energy, Inc. (a)	96,700	2,338,206
Allete, Inc.	2,033	97,584
Edison International	167,800	6,166,650
Entergy Corp.	147,400	10,587,742
Exelon Corp.	347,100	16,261,635
FirstEnergy Corp.	93,000	4,119,900
FPL Group, Inc.	141,100	5,735,715
PG&E Corp.	556,500	19,906,005
PPL Corp.	128,900	7,413,039
Westar Energy, Inc.	18,000	415,260
TOTAL ELECTRIC UTILITIES		73,041,736
GAS UTILITIES - 1.0%
Equitable Resources, Inc.	3,000	190,680
KeySpan Corp.	4,500	178,830
ONEOK, Inc.	69,300	2,137,905
Piedmont Natural Gas Co., Inc.	9,803	239,781
Southern Union Co.	2,200	53,834
UGI Corp.	21,800	577,918
TOTAL GAS UTILITIES		3,378,948
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 5.6%
AES Corp. (a)	312,700	4,656,103
Calpine Corp. (a)	335,200	998,896
Constellation Energy Group, Inc.	27,100	1,448,495
Duke Energy Corp.	6,000	164,880

	Shares	Value
NRG Energy, Inc. (a)	60,300	$ 2,155,725
TXU Corp.	116,300	9,336,564
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS		18,760,663
MEDIA - 4.8%
EchoStar Communications Corp. Class A	455,000	13,299,650
The DIRECTV Group, Inc. (a)	147,511	2,202,339
XM Satellite Radio Holdings, Inc. Class A (a)	17,400	558,714
TOTAL MEDIA		16,060,703
MULTI-UTILITIES - 5.4%
CMS Energy Corp. (a)	90,400	1,195,992
Dominion Resources, Inc.	215,400	15,144,774
Wisconsin Energy Corp.	52,200	1,894,860
TOTAL MULTI-UTILITIES		18,235,626
WATER UTILITIES - 0.1%
Aqua America, Inc.	12,066	328,437
WIRELESS TELECOMMUNICATION SERVICES - 20.4%
Alamosa Holdings, Inc. (a)	93,000	1,148,550
American Tower Corp. Class A (a)	611,120	11,024,605
Crown Castle International Corp. (a)	227,000	4,036,060
Nextel Communications, Inc. Class A (a)	941,900	28,426,542
Nextel Partners, Inc. Class A (a)	340,600	8,089,250
NII Holdings, Inc. (a)	130,500	7,777,800
Price Communications Corp.	32,900	565,551
SpectraSite, Inc. (a)	66,600	4,252,410
Western Wireless Corp. Class A (a)	79,160	3,151,360
TOTAL WIRELESS TELECOMMUNICATION SERVICES		68,472,128
TOTAL COMMON STOCKS (Cost $311,518,020)		332,649,676
Money Market Funds - 0.3%
Fidelity Cash Central Fund, 3.05% (b)	1,026,002	1,026,002
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	55,650	55,650
TOTAL MONEY MARKET FUNDS (Cost $1,081,652)		1,081,652
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $312,599,672)		333,731,328
NET OTHER ASSETS - 0.6%		2,013,001
NET ASSETS - 100%		$ 335,744,329
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $320,336,987. Net unrealized appreciation aggregated $13,394,341, of which $36,757,349 related to appreciated investment securities and $23,363,008 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Wireless Portfolio

May 31, 2005

1.802194.101

WIR-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 35.8%
Andrew Corp. (a)	804,000	$ 10,661,040
Comverse Technology, Inc. (a)	675,620	15,897,339
Harris Corp.	494,700	14,217,678
Motorola, Inc.	873,080	15,165,400
Nokia Corp. sponsored ADR	1,249,500	21,066,570
Powerwave Technologies, Inc. (a)	437,700	3,996,201
QUALCOMM, Inc.	469,200	17,482,392
REMEC, Inc. (a)	2,899	18,119
Research In Motion Ltd. (a)	294,400	24,523,952
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	42,600	1,338,918
TOTAL COMMUNICATIONS EQUIPMENT		124,367,609
DIVERSIFIED TELECOMMUNICATION SERVICES - 9.0%
ALLTEL Corp.	231,290	13,454,139
BellSouth Corp.	141,000	3,773,160
SBC Communications, Inc.	229,100	5,356,358
Verizon Communications, Inc.	244,800	8,661,024
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		31,244,681
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
Symbol Technologies, Inc.	146,200	1,682,762
Trimble Navigation Ltd. (a)	37,000	1,469,270
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		3,152,032
INTERNET SOFTWARE & SERVICES - 1.4%
Openwave Systems, Inc. (a)	315,966	4,913,271
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
AMIS Holdings, Inc. (a)	44,500	534,000
Atheros Communications, Inc. (a)	172,000	1,589,280
Atmel Corp. (a)	218,300	654,900
Skyworks Solutions, Inc. (a)	466,500	2,952,945
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		5,731,125
SOFTWARE - 1.1%
JAMDAT Mobile, Inc.	140,800	3,971,968
WIRELESS TELECOMMUNICATION SERVICES - 48.3%
Alamosa Holdings, Inc. (a)	1,261,774	15,582,909
American Tower Corp. Class A (a)	803,750	14,499,650
Crown Castle International Corp. (a)	803,700	14,289,786
Nextel Communications, Inc. Class A (a)	1,406,650	42,452,696
Nextel Partners, Inc. Class A (a)	1,331,700	31,627,875
NII Holdings, Inc. (a)	380,600	22,683,760
SpectraSite, Inc. (a)	181,800	11,607,930
Vodafone Group PLC sponsored ADR	202,790	5,106,252

	Shares	Value
Western Wireless Corp. Class A (a)	240,200	$ 9,562,362
Wireless Facilities, Inc. (a)	61,600	317,240
TOTAL WIRELESS TELECOMMUNICATION SERVICES		167,730,460
TOTAL COMMON STOCKS (Cost $269,277,592)		341,111,146
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 3.05% (b)	4,510,839	4,510,839
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	8,574,925	8,574,925
TOTAL MONEY MARKET FUNDS (Cost $13,085,764)		13,085,764
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $282,363,356)		354,196,910
NET OTHER ASSETS - (2.0)%		(6,909,632)
NET ASSETS - 100%		$ 347,287,278
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $287,418,315. Net unrealized appreciation aggregated $66,778,595, of which $72,825,580 related to appreciated investment securities and $6,046,985 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 22, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 22, 2005